UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07332

Barclays Global Investors Funds

(Exact name of Registrant as specified in charter)

c/o: Investors Bank & Trust Company

200 Clarendon Street, Boston, MA 02116

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-244-1544

Date of fiscal year end: December 31, 2007

Date of reporting period: March 31, 2007

Item 1. Schedules of Investments.

BOND INDEX FUND

Schedule of Investments

March 31, 2007 (Unaudited)

The Bond Index Fund (the “Fund”), a series of Barclays Global Investors Funds, invests substantially all of its assets in the Bond Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio. The Fund owns a pro rata interest in the Master Portfolio’s net assets. As of March 31, 2007, the value of the Fund’s investment in the Master Portfolio was $104,401,379, which represents 99.99% of the Master Portfolio’s outstanding interests. The Master Portfolio’s Schedule of Investments is set forth below.

BOND INDEX MASTER PORTFOLIO

Schedule of Investments

March 31, 2007 (Unaudited)

Security	Principal	Value
CORPORATE BONDS & NOTES—20.80%

AEROSPACE & DEFENSE—0.30%
Boeing Co. (The)
6.13%, 02/15/33(a)	$100,000	$107,406
Lockheed Martin Corp.
6.15%, 09/01/36	100,000	103,750
United Technologies Corp.
6.10%, 05/15/12	100,000	104,703

		315,859
AGRICULTURE—0.10%
Altria Group Inc.
7.00%, 11/04/13	100,000	108,598

		108,598
AUTO MANUFACTURERS—0.35%
DaimlerChrysler N.A. Holding Corp.
7.20%, 09/01/09	350,000	365,342

		365,342
BANKS—2.63%
Abbey National PLC
7.95%, 10/26/29	100,000	125,807
Bank of America Corp.
5.49%, 03/15/19(b)	200,000	198,029
HSBC Holdings PLC
5.25%, 12/12/12	300,000	300,793
KfW Bankengruppe
0.00%, 04/18/36	250,000	54,407
Landwirtschaftliche Rentenbank
3.88%, 03/15/10	500,000	486,683
NationsBank Corp.
7.75%, 08/15/15	250,000	287,616
Royal Bank of Scotland Group PLC
5.00%, 10/01/14	250,000	244,121
Sanwa Bank Ltd.
7.40%, 06/15/11	200,000	216,911
Swiss Bank Corp.
7.00%, 10/15/15	150,000	166,801
US Bank N.A.
6.38%, 08/01/11	250,000	261,778
Wachovia Corp.
5.50%, 08/01/35	150,000	139,252
Wells Fargo Bank N.A.
7.55%, 06/21/10	250,000	267,474

		2,749,672

BEVERAGES—0.22%
Bottling Group LLC
4.63%, 11/15/12	100,000	97,606
Coca-Cola Enterprises Inc.
8.50%, 02/01/22	100,000	126,709

		224,315
BUILDING MATERIALS—0.19%
Masco Corp.
5.88%, 07/15/12	200,000	202,608

		202,608
CHEMICALS—0.20%
Dow Chemical Co. (The)
6.00%, 10/01/12	100,000	103,105
Du Pont (E.I.) de Nemours and Co.
6.88%, 10/15/09	100,000	104,474

		207,579
COMPUTERS—0.24%
International Business Machines Corp.
4.75%, 11/29/12	250,000	246,819

		246,819
COSMETICS & PERSONAL CARE—0.35%
Procter & Gamble Co.
6.88%, 09/15/09	350,000	365,647

		365,647
DIVERSIFIED FINANCIAL SERVICES—3.80%
Bear Stearns Companies Inc. (The)
5.70%, 11/15/14	200,000	201,770
Citigroup Inc.
5.00%, 09/15/14	177,000	172,798
6.63%, 06/15/32	100,000	107,647
Credit Suisse First Boston USA Inc.
4.70%, 06/01/09	250,000	248,351
6.50%, 01/15/12	100,000	105,122
General Electric Capital Corp.
6.75%, 03/15/32	250,000	283,258
Goldman Sachs Group Inc. (The)
6.13%, 02/15/33	200,000	199,883
Household Finance Corp.
6.50%, 11/15/08	375,000	382,344
8.00%, 07/15/10	250,000	270,993
John Deere Capital Corp.
7.00%, 03/15/12	150,000	162,130
JP Morgan Chase Capital XVIII
6.95%, 08/17/36	100,000	104,225
JPMorgan Chase & Co.
5.13%, 09/15/14	250,000	246,086
Lehman Brothers Holdings Inc.
4.80%, 03/13/14	150,000	144,228
Merrill Lynch & Co. Inc.
3.70%, 04/21/08	350,000	344,447
6.11%, 01/29/37	100,000	96,946

Morgan Stanley
4.75%, 04/01/14	450,000	427,404
National Rural Utilities Cooperative Finance Corp.
7.25%, 03/01/12	200,000	217,918
Residential Capital Corp.
6.50%, 04/17/13	250,000	247,626

		3,963,176
ELECTRIC—1.80%
Alabama Power Co. Series Q
5.50%, 10/15/17	100,000	100,793
Arizona Public Service Co.
6.50%, 03/01/12	100,000	104,205
Cincinnati Gas & Electric Co.
5.70%, 09/15/12	100,000	101,731
Consumers Energy Co.
5.00%, 02/15/12	150,000	148,216
Indiana Michigan Power Co.
6.05%, 03/15/37	100,000	98,487
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	100,000	99,784
Northern States Power Co.
8.00%, 08/28/12	100,000	113,096
Oncor Electric Delivery Co.
6.38%, 05/01/12	150,000	156,281
Ontario Hydro Canada
7.45%, 03/31/13	150,000	168,982
Pacific Gas & Electric Co.
6.05%, 03/01/34	100,000	100,245
Pepco Holdings Inc.
6.45%, 08/15/12	100,000	104,641
Public Service Electric & Gas Co.
5.13%, 09/01/12	100,000	99,557
Southern California Edison Co.
5.00%, 01/15/16	200,000	194,448
Toledo Edison Co.
6.15%, 05/15/37	100,000	97,965
Virginia Electric and Power Co.
4.75%, 03/01/13	200,000	193,783

		1,882,214
ENVIRONMENTAL CONTROL—0.10%
USA Waste Services Inc.
7.00%, 07/15/28	100,000	106,425

		106,425
FOOD—1.11%
Archer-Daniels-Midland Co.
8.38%, 04/15/17	150,000	179,060
Kellogg Co.
6.60%, 04/01/11	250,000	262,745
Kraft Foods Inc.
5.63%, 11/01/11	150,000	151,829
Safeway Inc.
7.50%, 09/15/09	285,000	299,378

Unilever Capital Corp.
7.13%, 11/01/10	250,000	265,595

		1,158,607
FOREST PRODUCTS & PAPER—0.30%
International Paper Co.
6.75%, 09/01/11	200,000	210,934
MeadWestvaco Corp.
6.85%, 04/01/12	100,000	104,979

		315,913
HEALTH CARE - SERVICES—0.09%
UnitedHealth Group Inc.
3.75%, 02/10/09	100,000	97,414

		97,414
INSURANCE—0.94%
Allstate Corp.
7.20%, 12/01/09	250,000	262,830
Berkshire Hathaway Finance Corp.
5.10%, 07/15/14	100,000	99,234
Hartford Financial Services Group Inc.
6.10%, 10/01/41	100,000	101,011
ING Capital Funding Trust III
8.44%, 10/31/49	100,000	110,404
MetLife Inc.
5.38%, 12/15/12	200,000	202,449
5.70%, 06/15/35	100,000	96,127
Travelers Property Casualty Corp.
6.38%, 03/15/33	100,000	104,229

		976,284
MANUFACTURING—0.30%
General Electric Co.
5.00%, 02/01/13	100,000	99,243
Tyco International Group SA
6.38%, 10/15/11	200,000	211,353

		310,596
MEDIA—1.29%
AOL Time Warner Inc.
6.88%, 05/01/12	350,000	372,966
Clear Channel Communications Inc.
4.25%, 05/15/09	150,000	145,405
Comcast Corp.
6.45%, 03/15/37	100,000	100,114
Cox Communications Inc.
5.50%, 10/01/15	100,000	98,338
News America Inc.
6.20%, 12/15/34	100,000	96,995
TCI Communications Inc.
8.75%, 08/01/15	200,000	236,223
Viacom Inc.
5.63%, 08/15/12	200,000	200,599
6.88%, 04/30/36	100,000	100,798

		1,351,438

MINING—0.47%
Alcan Inc.
4.88%, 09/15/12	150,000	146,736
Alcoa Inc.
5.90%, 02/01/27	150,000	146,390
BHP Finance (USA) Ltd.
4.80%, 04/15/13	100,000	97,350
Vale Overseas Ltd.
6.88%, 11/21/36	100,000	103,269

		493,745
MULTI-NATIONAL—0.85%
European Investment Bank
4.88%, 02/16/16	250,000	247,241
International Bank for Reconstruction & Development
4.13%, 08/12/09	650,000	639,568

		886,809
OIL & GAS—1.16%
Alberta Energy Co. Ltd.
7.38%, 11/01/31	100,000	112,647
Anadarko Petroleum Corp.
6.45%, 09/15/36	100,000	98,955
Apache Corp.
6.00%, 01/15/37	100,000	99,579
Burlington Resources Finance Co.
7.20%, 08/15/31	100,000	115,820
Devon Financing Corp. ULC
6.88%, 09/30/11	250,000	265,956
Enterprise Products Operating LP
5.60%, 10/15/14	200,000	199,543
Marathon Oil Corp.
6.13%, 03/15/12	150,000	155,384
Pemex Project Funding Master Trust
7.38%, 12/15/14	150,000	165,675

		1,213,559
PHARMACEUTICALS—0.45%
Eli Lilly & Co.
5.50%, 03/15/27	50,000	48,174
Merck & Co. Inc.
5.95%, 12/01/28	100,000	101,703
Pharmacia Corp.
6.50%, 12/01/18	150,000	164,124
Wyeth
5.50%, 03/15/13	150,000	151,280

		465,281
PIPELINES—0.10%
KN Energy Inc.
7.25%, 03/01/28	100,000	99,448

		99,448

REAL ESTATE INVESTMENT TRUSTS—0.49%
Boston Properties LP
6.25%, 01/15/13	200,000	209,944
Health Care Property Investors Inc.
6.00%, 01/30/17	100,000	100,329
Simon Property Group LP
5.63%, 08/15/14	200,000	202,340

		512,613
RETAIL—0.30%
Home Depot Inc.
5.88%, 12/16/36	100,000	95,343
May Department Stores Co. (The)
6.65%, 07/15/24	125,000	122,845
Wal-Mart Stores Inc.
5.25%, 09/01/35	100,000	90,834

		309,022
SAVINGS & LOANS—0.24%
Washington Mutual Bank
5.65%, 08/15/14	250,000	248,660

		248,660
TELECOMMUNICATIONS—2.02%
AT&T Wireless Services Inc.
7.88%, 03/01/11	250,000	273,554
BellSouth Corp.
6.88%, 10/15/31	150,000	159,120
Deutsche Telekom International Finance AG
8.25%, 06/15/30	100,000	123,866
Embarq Corp.
7.08%, 06/01/16	100,000	101,955
France Telecom SA
7.75%, 03/01/11	150,000	163,422
Motorola Inc.
7.63%, 11/15/10	16,000	17,170
SBC Communications Inc.
5.10%, 09/15/14	300,000	293,096
Sprint Capital Corp.
6.88%, 11/15/28	100,000	99,589
8.38%, 03/15/12	150,000	167,359
Telecom Italia Capital SA
5.25%, 11/15/13	150,000	145,431
Telefonica Europe BV
8.25%, 09/15/30	50,000	59,899
Verizon Global Funding Corp.
4.38%, 06/01/13	250,000	237,338
Verizon Pennsylvania Inc.
5.65%, 11/15/11	150,000	151,876
Vodafone Group PLC
7.88%, 02/15/30	100,000	115,438

		2,109,113

TRANSPORTATION—0.41%
Burlington Northern Santa Fe Corp.
7.13%, 12/15/10	250,000	265,246
Norfolk Southern Corp.
7.70%, 05/15/17	150,000	167,167

		432,413

TOTAL CORPORATE BONDS & NOTES
(Cost: $21,834,161)		21,719,169

Security	Principal	Value
ASSET-BACKED SECURITIES—0.99%
Connecticut RRB Special Purpose Trust CL&P Series 2001-1 Class A5
6.21%, 12/30/11	1,000,000	1,032,629

TOTAL ASSET-BACKED SECURITIES
(Cost: $1,033,242)		1,032,629

Security	Principal	Value
COLLATERALIZED MORTGAGE OBLIGATIONS—4.55%

MORTGAGE-BACKED SECURITIES—4.55%
Credit Suisse First Boston Mortgage Securities Corp. Series 1999-C1 Class A2
7.29%, 09/15/41	749,366	776,884
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C2 Class A2
5.42%, 05/15/36	1,000,000	1,007,659
JP Morgan Chase Commercial Mortgage Finance Corp. Series 2000-C10 Class A2
7.37%, 08/15/32	748,963	786,015
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2004-C3 Class A5
4.88%, 01/15/42	500,000	486,138
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2005-CB11 Class A2
5.02%, 08/12/37	210,000	209,296
LB-UBS Commercial Mortgage Trust Series 2004-C2 Class A4
4.37%, 03/15/36	500,000	474,170
Morgan Stanley Capital I Series 2006-HQ8 Class A4
5.40%, 03/12/44	1,000,000	1,009,080

		4,749,242

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $4,919,782)		4,749,242

Security	Principal	Value
MUNICIPAL DEBT OBLIGATIONS—0.17%

NEW JERSEY—0.17%
New Jersey State Turnpike Authority
4.25%, 01/01/16	190,000	180,439

		180,439

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $181,760)		180,439

Security	Principal	Value
FOREIGN GOVERNMENT BONDS & NOTES(c)—1.28%
British Columbia (Province of)
6.50%, 01/15/26	100,000	112,986
Finland (Republic of)
6.95%, 02/15/26	100,000	118,308
Hydro-Quebec
6.30%, 05/11/11	150,000	157,376
Israel (State of)
4.63%, 06/15/13	100,000	96,364
Italy (Republic of)
6.88%, 09/27/23	200,000	229,290
Nova Scotia (Province of)
5.75%, 02/27/12	150,000	154,825
Quebec (Province of)
6.13%, 01/22/11	150,000	156,082
United Mexican States
8.13%, 12/30/19	250,000	306,875

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $1,305,636)		1,332,106

Security	Principal	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS—70.65%

MORTGAGE-BACKED SECURITIES—38.52%
Federal Home Loan Mortgage Corp.
4.00%, 05/01/19	740,862	700,658
4.50%, 04/01/18	1,158,677	1,124,834
4.50%, 11/01/18	879,525	853,835
4.50%, 01/01/19	157,297	152,703
4.50%, 02/01/19	915,076	888,349
4.88%, 08/16/10	750,000	751,515
5.00%, 10/01/18	1,343,297	1,328,330
5.00%, 02/01/34	717,155	694,910
5.00%, 08/01/35	916,460	886,607
5.50%, 04/01/33	1,829,959	1,815,042
6.00%, 08/01/34	4,000,424	4,043,145
6.50%, 06/01/31	260,832	268,555
8.00%, 12/01/24	798,666	843,697
Federal National Mortgage Association
4.04%, 10/01/36	3,907,838	3,837,968
5.00%, 01/01/19	3,441,833	3,403,360
5.00%, 11/01/33	5,993,682	5,806,083
5.50%, 07/01/33	4,290,355	4,255,210
5.50%, 12/01/33	876,445	869,264
5.50%, 03/01/34	78,381	77,693
5.50%, 10/01/35	1,665,842	1,650,119
5.50%, 04/01/36	1,003,046	993,579
5.89%, 11/01/36(d)	942,806	953,637
7.00%, 02/01/32	226,455	235,983
Government National Mortgage Association
5.50%, 12/15/32	814,278	811,040
6.00%, 03/15/35	810,700	822,126
6.50%, 09/15/36	960,514	985,472
7.50%, 12/15/23	1,110,715	1,158,703

		40,212,417

U.S. GOVERNMENT AGENCY OBLIGATIONS—9.66%
Federal Home Loan Bank
3.75%, 08/18/09(a)	1,000,000	975,993
5.00%, 09/18/09	2,500,000	2,510,145
Federal Home Loan Mortgage Corp.
6.25%, 07/15/32	320,000	364,481
Federal National Mortgage Association
3.38%, 12/15/08	750,000	731,476
4.38%, 09/15/12(a)	500,000	488,636
4.63%, 10/15/13(a)	1,000,000	984,109
5.38%, 11/15/11(a)	500,000	511,079
6.00%, 05/15/08(a)	1,500,000	1,515,804
6.25%, 02/01/11	500,000	524,507
7.25%, 01/15/10	500,000	531,350
Financing Corp.
8.60%, 09/26/19	200,000	263,294
Tennessee Valley Authority
6.25%, 12/15/17	400,000	438,568
7.13%, 05/01/30	200,000	246,996

		10,086,438
U.S. GOVERNMENT SECURITIES—22.47%
U.S. Treasury Bonds
4.50%, 02/15/36(a)	200,000	188,562
4.75%, 02/15/37(a)	200,000	196,875
6.13%, 11/15/27(a)	600,000	692,719
6.25%, 08/15/23	1,200,000	1,377,656
7.25%, 05/15/16(a)	1,000,000	1,189,805
7.63%, 02/15/25	350,000	461,289
8.75%, 05/15/17	500,000	660,976
8.75%, 05/15/20(a)	500,000	687,929
12.50%, 08/15/14	400,000	471,047
U.S. Treasury Notes
3.13%, 04/15/09	1,500,000	1,457,167
3.63%, 07/15/09	2,800,000	2,742,578
4.25%, 11/15/14(a)	1,900,000	1,854,875
4.25%, 08/15/15	1,900,000	1,849,160
4.38%, 08/15/12(a)	500,000	496,855
4.50%, 02/15/09(a)	1,250,000	1,246,680
4.50%, 02/28/11	250,000	249,658
4.63%, 11/30/08	500,000	499,649
4.63%, 10/31/11(a)	750,000	752,461
4.63%, 11/15/16(a)	250,000	249,268
4.63%, 02/15/17(a)	500,000	498,985
4.75%, 02/15/10	500,000	502,852
4.88%, 05/31/08(a)	750,000	750,352
4.88%, 01/31/09(a)	1,000,000	1,003,945
4.88%, 08/15/16(a)	1,000,000	1,015,859
5.13%, 05/15/16(a)	250,000	258,486
5.63%, 05/15/08	800,000	806,531
5.75%, 08/15/10	600,000	622,617
6.00%, 08/15/09	300,000	309,363
6.50%, 02/15/10	350,000	368,115

		23,462,314

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost: $73,781,459)		73,761,169

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—15.32%

CERTIFICATES OF DEPOSIT(e)—0.37%
Credit Suisse First Boston NY
5.28%-5.43%, 04/23/07-08/21/07	172,268	172,268
Deutsche Bank AG
5.35%, 08/08/07	215,336	215,336

		387,604
COMMERCIAL PAPER(e)—2.91%
Amstel Funding Corp.
5.22%, 04/16/07-04/17/07(b)	81,923	81,749
BNP Paribas Finance Inc.
5.11%, 06/06/07	30,147	29,869
Bryant Park Funding LLC
5.28%, 04/23/07(b)	129,201	128,804
Cheyne Finance LLC
5.24%, 04/12/07-04/23/07(b)	64,601	64,438
Concord Minutemen Capital Co. LLC
5.29%, 04/17/07(b)	129,201	128,917
Crown Point Capital Co. LLC
5.20%-5.28%, 04/04/07-07/18/07(b)	359,010	357,371
Edison Asset Securitization LLC
5.21%-5.39%, 04/02/07-04/11/07(b)	207,965	207,919
Five Finance Inc.
5.22%, 04/20/07(b)	39,622	39,518
General Electric Capital Corp.
5.11%-5.20%, 06/04/07-07/17/07(b)	150,735	148,838
Giro Funding Corp.
5.29%, 04/23/07(b)	86,134	85,869
Grampian Funding LLC
5.13%-5.23%, 04/23/07-06/06/07(b)	167,962	166,646
Irish Permanent Treasury PLC
5.18%, 07/10/07(b)	43,067	42,454
KKR Atlantic Funding Trust
5.29%-5.30%, 04/23/07-04/27/07(b)	129,201	128,764
KKR Pacific Funding Trust
5.29%, 04/24/07(b)	64,601	64,392
Lexington Parker Capital Co. LLC
5.18%-5.20%, 05/17/07-07/25/07(b)	108,829	107,479
Lockhart Funding LLC
5.25%, 05/04/07-05/14/07(b)	194,316	193,377
Nationwide Building Society
5.21%, 04/13/07(b)	81,828	81,697
Nestle Capital Corp.
5.19%, 08/09/07	51,681	50,719
Park Granada LLC
5.50%, 04/02/07(b)	181,593	181,593
Park Sienna LLC
5.50%, 04/02/07(b)	17,227	17,227
Sedna Finance Inc.
5.22%, 04/17/07(b)	49,097	48,990

Simba Funding Corp.
5.20%, 07/23/07(b)	86,134	84,741
Societe Generale
5.18%, 05/16/07	215,336	213,972
Tulip Funding Corp.
5.30%, 04/26/07(b)	116,402	115,991
Variable Funding Capital Corp.
5.41%, 04/02/07(b)	140,340	140,340
Westpac Banking Corp.
5.20%, 07/12/07(b)	77,521	76,390
Zela Finance Inc.
5.20%, 07/16/07(b)	51,681	50,897

		3,038,961
MEDIUM-TERM NOTES(e)—0.21%
Bank of America N.A.
5.28%, 04/20/07	21,534	21,534
Cullinan Finance Corp.
5.71%, 06/28/07(b)	64,601	64,601
K2 USA LLC
5.39%, 06/04/07(b)	64,601	64,601
Sigma Finance Inc.
5.51%, 06/18/07(b)	70,630	70,630

		221,366
MONEY MARKET FUNDS—1.15%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.31%(f)(g)	1,194,999	1,194,999

		1,194,999
REPURCHASE AGREEMENTS(e)—3.81%
Banc of America Securities LLC 5.49%, dated 3/30/07, due 4/2/07, maturity value $172,348 (collateralized by non-U.S. Government debt securities, value $177,631, 6.00% to 7.40%, 5/15/11 to 11/15/25).	$172,269	172,269
Banc of America Securities LLC 5.49%, dated 3/30/07, due 4/2/07, maturity value $253,351 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $270,612, 3.75% to 8.50%, 5/15/08 to 6/12/46).	253,235	253,235
Bank of America N.A. 5.38%, dated 3/30/07, due 4/2/07, maturity value $163,728 (collateralized by U.S. Government obligations, value $167,111, 5.50%, 12/1/34).	163,655	163,655
Bear Stearns Companies Inc. (The) 5.50%, dated 3/30/07, due 4/2/07, maturity value $129,260 (collateralized by non-U.S. Government debt securities, value $133,385, 1.00% to 10.00%, 10/17/18 to 11/25/52).	129,201	129,201
BNP Securities Corp. 5.48%, dated 3/30/07, due 4/2/07, maturity value $215,434 (collateralized by non-U.S. Government debt securities, value $235,232, 4.50% to 7.84%, 12/1/07 to 7/15/21).	215,336	215,336
BNP Securities Corp. 5.49%, dated 3/30/07, due 4/2/07, maturity value $8,617 (collateralized by non-U.S. Government debt securities, value $9,047, 4.50% to 7.84%, 12/1/07 to 7/15/21).	8,613	8,613

Citigroup Global Markets Holdings Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $560,129 (collateralized by non-U.S. Government debt securities, value $596,104, 0.00% to 6.01%, 5/27/33 to 3/15/37).	559,873	559,873
Citigroup Global Markets Holdings Inc. 5.55%, dated 3/30/07, due 4/2/07, maturity value $94,792 (collateralized by non-U.S. Government debt securities, value $100,880, 0.00% to 6.01%, 5/27/33 to 3/15/37).	94,748	94,748
Citigroup Global Markets Holdings Inc. 5.59%, dated 3/30/07, due 4/2/07, maturity value $51,705 (collateralized by non-U.S. Government debt securities, value $55,025, 0.00% to 6.01%, 5/27/33 to 3/15/37).	51,681	51,681
Goldman Sachs Group Inc. (The) 5.48%, dated 3/30/07, due 4/2/07, maturity value $301,608 (collateralized by non-U.S. Government debt securities, value $316,891, 4.70% to 6.25%, 11/25/35 to 10/17/48).	301,470	301,470
Goldman Sachs Group Inc. (The) 5.49%, dated 3/30/07, due 4/2/07, maturity value $172,348 (collateralized by non-U.S. Government debt securities, value $181,080, 0.00% to 8.85%, 8/15/09 to 10/15/49).	172,269	172,269
Goldman Sachs Group Inc. (The) 5.49%, dated 3/30/07, due 4/2/07, maturity value $204,323 (collateralized by non-U.S. Government debt securities, value $212,090, 0.00% to 5.68%, 4/17/07 to 1/25/47).	204,230	204,230
Greenwich Capital Markets Inc. 5.59%, dated 3/30/07, due 4/2/07, maturity value $86,174 (collateralized by non-U.S. Government debt securities, value $95,215, 5.65% to 9.49%, 1/1/17 to 6/1/48).	86,134	86,134
HSBC Securities Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $43,087 (collateralized by non-U.S. Government debt securities, value $45,273, 3.73% to 5.33%, 12/1/35 to 6/1/46).	43,067	43,067
JP Morgan Securities Inc. 5.54%, dated 3/30/07, due 4/2/07, maturity value $21,544 (collateralized by non-U.S. Government debt securities, value $22,636, 4.70% to 8.75%, 6/1/10 to 3/15/32).	21,534	21,534
Lehman Brothers Holdings Inc. 5.57%, dated 3/30/07, due 4/2/07, maturity value $603,220 (collateralized by non-U.S. Government debt securities, value $767,012, 1.13% to 10.07%, 1/15/09 to 10/12/49).	602,940	602,940
Merrill Lynch & Co. Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $86,173 (collateralized by non-U.S. Government debt securities, value $88,820, 3.60% to 10.13%, 7/15/07 to 7/1/26).	86,134	86,134
Morgan Stanley 5.49%, dated 3/30/07, due 4/2/07, maturity value $430,869 (collateralized by non-U.S. Government debt securities, value $453,054, 4.22% to 8.32%, 1/17/14 to 12/20/54).	430,672	430,672
Morgan Stanley 5.49%, dated 3/30/07, due 4/2/07, maturity value $86,173 (collateralized by non-U.S. Government debt securities, value $89,625, 0.00% to 10.00%, 4/1/07 to 3/31/37).	86,134	86,134

Morgan Stanley 5.64%, dated 3/30/07, due 4/4/08, maturity value $63,798 (collateralized by non-U.S. Government debt securities, value $82,055, 0.00% to 10.00%, 4/1/07 to 3/31/37).(h)	60,294	60,294
Wachovia Capital 5.51%, dated 3/30/07, due 4/2/07, maturity value $232,670 (collateralized by non-U.S. Government debt securities, value $244,459, 0.06% to 8.32%, 5/15/09 to 3/15/49).	232,563	232,563

		3,976,052
TIME DEPOSITS(e)—0.97%
Bank of Montreal
5.25%, 04/02/07	174,511	174,511
Credit Suisse First Boston NY
5.32%, 04/03/07	430,672	430,672
Danske Bank
5.46%, 04/02/07	258,403	258,403
Deutsche Bank AG
5.25%, 04/02/07	150,780	150,780

		1,014,366
VARIABLE & FLOATING RATE NOTES(e)—5.90%
Allstate Life Global Funding II
5.30%-5.40%, 02/15/08-04/08/08(b)	220,501	220,522
American Express Centurion Bank
5.41%, 07/19/07	94,748	94,780
American Express Credit Corp.
5.42%, 03/05/08	25,840	25,852
AmeriCredit Automobile Receivables Trust
5.34%, 04/06/07	158	158
Arkle Master Issuer PLC
5.30%, 11/19/07(b)	64,601	64,601
ASIF Global Financing
5.40%, 05/03/07(b)	8,613	8,614
Australia & New Zealand Banking Group Ltd.
5.32%, 03/20/08(b)	55,987	55,987
Bank of Ireland
5.30%-5.32%, 08/14/07-02/20/08(b)	124,895	124,898
Beta Finance Inc.
5.29%-5.53%, 04/25/07-07/25/07(b)	219,642	219,646
BMW US Capital LLC
5.32%, 04/15/08(b)	86,134	86,134
BNP Paribas
5.33%, 11/19/07(b)	159,348	159,348
Brigantine High Grade Funding Ltd.
5.39%, 09/05/07(b)	82,689	82,683
Carlyle Loan Investment Ltd.
5.37%, 05/15/07-07/15/07(b)	55,987	55,987
CC USA Inc.
5.35%, 07/30/07(b)	43,067	43,069
Commodore CDO Ltd.
5.42%, 12/12/07(b)	18,515	18,515
Credit Agricole SA
5.33%, 11/23/07	86,134	86,134
Cullinan Finance Corp.
5.36%, 04/25/07(b)	21,534	21,534

DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(b)	3,972	3,972
DEPFA Bank PLC
5.39%, 12/14/07(b)	86,134	86,134
Dorada Finance Inc.
5.32%-5.53%, 06/27/07-07/17/07(b)	99,054	99,055
Fifth Third Bancorp
5.32%, 02/22/08(b)	172,269	172,269
Five Finance Inc.
5.30%-5.49%, 06/29/07-07/13/07(b)	55,987	55,985
General Electric Capital Corp.
5.28%-5.44%, 07/09/07-04/24/08	90,441	90,448
Granite Master Issuer PLC
5.29%, 08/20/07(b)	301,470	301,470
Harrier Finance Funding LLC
5.11%-5.36%, 06/06/07-08/15/07(b)	198,109	197,314
Hartford Life Global Funding Trust
5.36%-5.40%, 07/13/07-03/14/08	129,201	129,207
HBOS Treasury Services PLC
5.41%, 01/24/08(b)	86,134	86,134
Holmes Financing PLC
5.29%, 07/16/07(b)	150,735	150,735
JP Morgan Securities Inc.
5.52%, 11/16/07	172,269	172,269
JPMorgan Chase & Co.
5.29%-5.57%, 07/27/07-02/29/08(h)	236,869	236,870
K2 USA LLC
5.20%-5.31%, 04/02/07-06/28/07(b)	64,601	64,600
Kestrel Funding LLC
5.30%, 07/11/07(b)	34,454	34,453
Kommunalkredit Austria AG
5.32%, 02/08/08(b)	51,681	51,681
Leafs LLC
5.32%, 01/22/08(b)	83,292	83,292
Links Finance LLC
5.28%-5.47%, 05/10/07-05/16/07(b)	94,748	94,747
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07(b)	30,367	30,367
Marshall & Ilsley Bank
5.32%, 02/15/08	47,374	47,374
Master Funding LLC
5.35%, 04/25/07-05/25/07(b)	155,880	155,880
Merrill Lynch & Co. Inc.
5.58%, 05/30/07(h)	94,748	94,748
Metropolitan Life Global Funding I
5.35%, 04/04/08(b)	129,201	129,201
Metropolitan Life Insurance Funding Agreement
5.44%, 08/01/07(b)(h)	8,613	8,613
Mound Financing PLC
5.29%, 05/08/07(b)	80,966	80,966
Natexis Banques Populaires
5.33%-5.35%, 06/20/07-02/08/08(b)	137,815	137,814
National City Bank of Indiana
5.34%, 05/21/07	43,067	43,068

Nationwide Building Society
5.36%-5.48%, 07/20/07-04/04/08(b)	284,243	284,268
Newcastle Ltd.
5.34%, 04/24/07-01/24/08(b)	86,350	86,340
Northern Rock PLC
5.38%, 02/01/08(b)	103,361	103,363
Pricoa Global Funding I
5.31%, 02/27/08(b)	116,281	116,281
Sedna Finance Inc.
5.32%-5.34%, 05/25/07-08/21/07(b)	124,895	124,894
Skandinaviska Enskilda Banken
5.32%, 02/15/08(b)	86,134	86,134
Strips III LLC
5.37%, 07/24/07(b)	16,972	16,972
SunTrust Bank
5.29%, 05/01/07	86,134	86,135
Tango Finance Corp.
5.27%-5.33%, 04/25/07-07/16/07(b)	210,168	210,161
Union Hamilton Special Funding LLC
5.35%, 06/15/07-06/21/07(b)	55,987	55,988
Wachovia Asset Securitization Inc.
5.31%, 04/25/07(b)	93,675	93,675
Wachovia Bank N.A.
5.48%, 05/22/07	217,920	217,920
Wal-Mart Stores Inc.
5.50%, 07/16/07(b)	64,601	64,613
Wells Fargo & Co.
5.33%, 11/15/07(b)	43,067	43,069
WhistleJacket Capital Ltd.
5.28%-5.35%, 04/18/07-06/13/07(b)	64,601	64,601
White Pine Finance LLC
5.28%-5.32%, 05/22/07-08/20/07(b)	258,403	258,384
Wind Master Trust
5.31%, 07/25/07(b)	34,454	34,454

		6,154,380

TOTAL SHORT-TERM INVESTMENTS
(Cost: $15,987,728)		15,987,728

TOTAL INVESTMENTS IN SECURITIES — 113.76%
(Cost: $119,043,768)		118,762,482
Other Assets, Less Liabilities — (13.76)%		(14,360,876)

NET ASSETS — 100.00%		$104,401,606

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(c)	Investments are denominated in U.S. dollars.
(d)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.

(e)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(f)	Affiliated issuer. See Note 2.
(g)	The rate quoted is the annualized seven-day yield of the fund at period end.
(h)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.

See accompanying notes to schedules of investments.

GOVERNMENT MONEY MARKET FUND

Schedule of Investments

March 31, 2007 (Unaudited)

The Government Money Market Fund (the “Fund”), a series of Barclays Global Investors Funds, invests substantially all of its assets in the Government Money Market Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio. The Fund owns a pro rata interest in the Master Portfolio’s net assets. As of March 31, 2007, the value of the Fund’s investment in the Master Portfolio was $78,275,641, which represents 100.00% of the Master Portfolio’s outstanding interests. The Master Portfolio’s Schedule of Investments is set forth below.

GOVERNMENT MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

March 31, 2007 (Unaudited)

Security	Face Amount	Value
REPURCHASE AGREEMENTS—100.00%
Banc of America Securities LLC Tri-Party 5.38%, dated 3/30/07, due 4/2/07, maturity value $10,004,483 (collateralized by U.S. Government obligations, value $10,200,000, 5.00% to 6.00%, 3/1/34 to 7/1/35).	$10,000,000	$10,000,000
Bank of America N.A. Tri-Party 5.38%, dated 3/30/07, due 4/2/07, maturity value $10,004,483 (collateralized by U.S. Government obligations, value $10,200,000, 5.50%, 12/1/34).	10,000,000	10,000,000
Credit Suisse First Boston Tri-Party 5.38%, dated 3/30/07, due 4/2/07, maturity value $10,004,483 (collateralized by U.S. Government obligations, value $10,200,980, 4.65% to 5.68%, 4/1/33 to 4/1/37).	10,000,000	10,000,000
Goldman Sachs Group Inc. Tri-Party 5.37%, dated 3/30/07, due 4/2/07, maturity value $10,004,475 (collateralized by U.S. Government obligations, value $10,200,000, 4.22% to 6.08%, 5/1/14 to 2/1/37).	10,000,000	10,000,000
Lehman Brothers Holdings Inc. Tri-Party 5.37%, dated 3/30/07, due 4/2/07, maturity value $13,281,941 (collateralized by U.S. Government obligations, value $13,543,229, 1.18% to 8.57%, 5/1/07 to 11/25/52).	13,276,000	13,276,000
Merrill Lynch & Co. Inc. Tri-Party 5.38%, dated 3/30/07, due 4/2/07, maturity value $25,011,208 (collateralized by U.S. Government obligations, value $25,500,593, 3.63%, 5/15/13).	25,000,000	25,000,000

TOTAL REPURCHASE AGREEMENTS (Cost: $78,276,000)		78,276,000

TOTAL INVESTMENTS IN SECURITIES — 100.00% (Cost: $78,276,000)		78,276,000
Other Assets, Less Liabilities — 0.00%		(359)

NET ASSETS — 100.00%		$78,275,641

See accompanying notes to schedules of investments.

INSTITUTIONAL MONEY MARKET FUND

Schedule of Investments

March 31, 2007 (Unaudited)

The Institutional Money Market Fund (the “Fund”), a series of Barclays Global Investors Funds, invests substantially all of its assets in the Money Market Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio. The Fund owns a pro rata interest in the Master Portfolio’s net assets. As of March 31, 2007, the value of the Fund’s investment in the Master Portfolio was $6,611,367,880, which represents 84.50% of the Master Portfolio’s outstanding interests. The Master Portfolio’s Schedule of Investments is set forth below.

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

March 31, 2007 (Unaudited)

Security	Face Amount	Value
CERTIFICATES OF DEPOSIT—1.85%
HBOS Treasury Services
5.34%, 07/25/07	$75,000,000	$75,000,000
5.36%, 11/13/07(a)	70,000,000	70,000,000

TOTAL CERTIFICATES OF DEPOSIT
(Cost: $145,000,000)		145,000,000

Security	Face Amount	Value
COMMERCIAL PAPER—29.71%
Amstel Funding Corp.
5.12%, 06/01/07(a)	41,621,000	41,253,995
5.22%, 04/16/07(a)	50,000,000	49,884,000
5.28%, 04/18/07(a)	150,000,000	149,603,999
Cantabric Finance LLC
5.24%, 06/08/07(a)	100,000,000	98,995,666
Charta LLC
5.27%, 04/12/07(a)	50,000,000	49,912,166
5.27%, 04/23/07(a)	100,000,000	99,663,305
Cobbler Funding Ltd.
5.25%, 05/10/07(a)	40,381,000	40,145,444
Concord Minutemen Capital Co. LLC
5.19%, 08/15/07(a)	26,293,000	25,773,691
5.21%, 08/28/07(a)	125,000,000	122,286,459
5.27%, 05/04/07(a)	72,807,000	72,444,623
General Electric Capital Corp.
5.05%, 09/07/07(a)	40,000,000	39,102,222
5.12%, 09/18/07(a)	75,000,000	73,176,000
5.15%, 10/19/07(a)	75,000,000	72,832,709
5.19%, 07/16/07(a)	20,000,000	19,691,483
Giro Multi-Funding Corp.
5.28%, 04/11/07(a)	100,000,000	99,838,667
5.30%, 04/16/07(a)	50,000,000	49,882,222
Grampian Funding LLC
5.16%, 06/06/07(a)	35,000,000	34,663,884
5.18%, 07/06/07(a)	50,000,000	49,302,139
Harrier Finance Funding LLC
5.12%, 06/06/07(a)	80,000,000	79,238,433
Lexington Parker Capital Co. LLC
5.19%, 05/17/07(a)	75,000,000	74,492,302
5.20%, 04/12/07(a)	5,000,000	4,991,333
5.21%, 04/11/07(a)	51,364,000	51,282,231
Nationwide Building Society
5.21%, 08/08/07(a)	100,000,000	98,118,611
Nestle Capital Corp.
5.19%, 08/09/07(a)	15,000,000	14,716,713
Polonius Inc.
5.25%, 06/26/07(a)	19,450,000	19,203,228
Prudential Funding LLC
5.24%, 06/12/07(a)	100,000,000	98,937,445
Sedna Finance Inc.
5.22%, 04/17/07(a)	50,000,000	49,876,750
Sigma Finance Inc.
5.21%, 05/03/07(a)	75,000,000	74,641,813
Simba Funding Corp.
5.24%, 06/11/07(a)	202,676,000	200,551,956

Societe Generale North America Inc.
5.10%, 08/13/07(a)	140,000,000	137,325,125
5.14%, 06/06/07(a)	30,000,000	29,713,296
5.17%, 06/08/07(a)	65,000,000	64,356,528
Sydney Capital Corp.
5.24%, 06/12/07(a)	15,820,000	15,651,904
UBS Finance Delaware LLC
5.20%, 07/17/07(a)	125,000,000	123,051,875

TOTAL COMMERCIAL PAPER
(Cost: $2,324,602,217)		2,324,602,217

Security	Face Amount	Value
MEDIUM-TERM NOTES—1.21%
Cullinan Finance Corp.
5.40%, 02/05/08(a)	25,000,000	25,000,000
Kimberly-Clark Corp.
5.26%, 12/19/07(a)	35,000,000	35,000,000
Sigma Finance Inc.
5.35%, 04/27/07(a)	35,000,000	34,999,742

TOTAL MEDIUM-TERM NOTES
(Cost: $94,999,742)		94,999,742

Security	Face Amount	Value
REPURCHASE AGREEMENTS—25.82%
Banc of America Securities LLC Tri-Party 5.49%, dated 3/30/07, due 4/2/07, maturity value $150,068,625 (collateralized by non-U.S. Government debt securities, value $154,500,000, 4.00% to 8.50%, 6/9/08 to 2/23/25).	150,000,000	150,000,000
Bank of America N.A. Tri-Party 5.38%, dated 3/30/07, due 4/2/07, maturity value $40,017,933 (collateralized by U.S. Government obligations, value $40,800,000, 5.00%, 7/1/35).	40,000,000	40,000,000
Bear Sterns Companies Inc. (The) Tri-Party 5.38%, dated 3/30/07, due 4/2/07, maturity value $100,044,833 (collateralized by U.S. Government obligations, value $102,000,050, 5.00% to 8.25%, 7/1/07 to 4/1/37).	100,000,000	100,000,000
BNP Securities Corp. Tri-Party 5.49%, dated 3/30/07, due 4/2/07, maturity value $10,004,575 (collateralized by non-U.S. Government debt securities, value $10,300,326, 5.75%, 9/15/09).	10,000,000	10,000,000
Citigroup Global Markets Holdings Inc. Tri-Party 5.59%, dated 3/30/07, due 4/2/07, maturity value $250,116,458 (collateralized by non-U.S. Government debt securities, value $280,353,393, 0.00% to 10.00%, 6/1/28 to 3/13/37).	250,000,000	250,000,000
Citigroup Global Markets Holdings Inc. Tri-Party 5.55%, dated 3/30/07, due 4/2/07, maturity value $50,023,125 (collateralized by non-U.S. Government debt securities, value $56,084,136, 0.00% to 10.00%, 6/1/28 to 3/13/37).	50,000,000	50,000,000
Credit Suisse First Boston Inc. Tri-Party 5.38%, dated 3/30/07, due 4/2/07, maturity value $40,017,933 (collateralized by U.S. Government obligations, value $40,801,257, 4.22% to 6.20%, 7/1/21 to 4/1/37).	40,000,000	40,000,000
Goldman Sachs Co. Tri-Party 5.37%, dated 3/30/07, due 4/2/07, maturity value $50,022,375 (collateralized by U.S. Government obligations, value $51,500,000, 0.00% to 6.50%, 8/15/14 to 7/25/36).	50,000,000	50,000,000
Goldman Sachs Group Inc. (The) Tri-Party 5.48%, dated 3/30/07, due 4/2/07, maturity value $350,159,833 (collateralized by non-U.S. Government debt securities, value $367,500,000, 0.00% to 6.50%, 1/25/24 to 3/15/49).	350,000,000	350,000,000
Goldman Sachs Group Inc. (The) Tri-Party 5.59%, dated 3/30/07, due 4/2/07, maturity value $25,011,646 (collateralized by non-U.S. Government debt securities, value $26,250,001, 0.00% to 10.00%, 4/1/07 to 3/31/07).	25,000,000	25,000,000
Greenwich Capital Markets Inc. Tri-Party 5.59%, dated 3/30/07, due 4/2/07, maturity value $20,009,317 (collateralized by non-U.S. Government debt securities, value $31,840,001, 5.97%, 3/14/37)	20,000,000	20,000,000
HSBC Securities Inc. Tri-Party 5.49%, dated 3/30/07, due 4/2/07, maturity value $50,022,875 (collateralized by non-U.S. Government debt securities, value $52,500,654, 0.00% to 5.33%, 11/1/26 to 1/29/46).	50,000,000	50,000,000

JP Morgan Securities Inc. Tri-Party 5.54%, dated 3/30/07, due 4/2/07, maturity value $15,006,925 (collateralized by non-U.S. Government debt securities, value $15,752,141, 6.50% to 8.75%, 7/15/10 to 3/15/32).	15,000,000	15,000,000
Lehman Brothers Holdings Inc. Tri-Party 5.37%, dated 3/30/07, due 4/2/07, maturity value $50,022,375 (collateralized by non-U.S. Government debt securities, value $52,502,703, 3.36% to 10.07%, 4/25/31 to 9/20/46).	50,000,000	50,000,000
Lehman Brothers Holdings Inc. Tri-Party 5.57%, dated 3/30/07, due 4/2/07, maturity value $350,162,458 (collateralized by non-U.S. Government debt securities, value $367,500,599, 0.00% to 7.73%, 1/15/09 to 3/25/47).	350,000,000	350,000,000
Lehman Brothers Holdings Inc. Tri-Party 5.57%, dated 3/30/07, due 4/2/07, maturity value $50,023,208 (collateralized by U.S. Government obligations, value $51,002,022, 4.02% to 8.31%, 12/1/12 to 10/1/44).	50,000,000	50,000,000
Merrill Lynch & Co. Inc. Tri-Party 5.38%, dated 3/30/07, due 4/2/07, maturity value $40,017,933 (collateralized by non-U.S. Government debt securities, value $40,800,867, 5.25% to 6.60%, 1/22/27 to 12/26/36).	40,000,000	40,000,000
Morgan Stanley Tri-Party 5.64%, dated 3/30/07, due 4/4/08, maturity value $264,530,833 (collateralized by non-U.S. Government debt securities, value $262,757,010, 4.14% to 9.30%, 11/20/08 to 10/12/52).(b)	250,000,000	250,000,000
Wachovia Capital Tri-Party 5.51%, dated 3/30/07, due 4/2/07, maturity value $130,059,692 (collateralized by non-U.S. Government debt securities, value $136,500,001, 3.48% to 7.25%, 1/17/11 to 6/10/48).	130,000,000	130,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost: $2,020,000,000)		2,020,000,000

Security	Face Amount	Value
TIME DEPOSITS—3.77%
Deutsche Bank AG
5.25%, 04/02/07	294,640,000	294,640,000

TOTAL TIME DEPOSITS
(Cost: $294,640,000)		294,640,000

Security	Face Amount	Value
VARIABLE & FLOATING RATE NOTES—37.39%
Allstate Life Global Funding II
5.30%, 03/04/08	30,000,000	30,000,000
5.33%, 03/27/08(a)	50,000,000	50,000,000
5.36%, 02/15/08(a)	35,000,000	35,008,477
5.37%, 04/08/08(a)	11,000,000	11,002,747
5.40%, 02/15/08(a)	25,000,000	25,005,922
AmeriCredit Automobile Receivables Trust Series 2006-B-G Class A-1
5.35%, 04/09/07	144,715	144,715
ANZ National International Ltd.
5.32%, 03/06/08(a)	75,000,000	75,000,000
ASIF Global Financing
5.34%, 04/23/08(a)	75,000,000	74,997,692
Australia & New Zealand Banking Group Ltd.
5.32%, 03/20/08(a)	35,000,000	35,000,000
Bank of America N.A.
5.28%, 04/20/07	30,000,000	30,000,000
Bank of Ireland
5.32%, 02/20/08(a)	70,000,000	70,000,000
Brigantine High Grade Funding Ltd.
5.40%, 09/05/07(a)	48,000,000	47,996,251
Capital Auto Receivables Asset Trust Series 2006-2 Class A1
5.34%, 05/15/07	24,355,031	24,355,031
Carlyle Loan Investment Ltd. Series 2006-3A Class 1
5.37%, 07/15/07(a)	33,000,000	33,000,000
Commodore CDO Ltd. 2003-2A Class A1MM
5.42%, 12/12/07(a)	21,494,964	21,494,964
Credit Suisse First Boston NY
5.36%, 04/24/07(a)	25,000,000	25,000,070
5.43%, 08/21/07(a)	15,000,000	15,000,000

DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(a)	4,611,025	4,611,025
DEPFA Bank PLC
5.39%, 12/14/07(a)	100,000,000	100,000,000
Giro Funding US Corp.
5.31%, 04/26/07(a)	50,000,000	50,000,000
Great America Leasing Receivables Series 2006-1 Class A1
5.40%, 11/15/07(a)	16,497,928	16,497,928
Harrier Finance Funding LLC
5.29%, 08/07/07(a)	50,000,000	49,996,443
5.33%, 07/20/07(a)	25,000,000	25,001,448
5.33%, 07/25/07(a)	15,000,000	15,000,965
5.33%, 08/13/07(a)	30,000,000	30,002,192
HBOS Treasury Services PLC
5.42%, 01/24/08(a)	50,000,000	50,000,000
Holmes Master Issuer PLC Series 2006-1A Class 1A
5.30%, 10/15/07(a)	82,000,000	82,000,000
ING USA Annuity & Life Insurance Co.
5.45%, 01/10/08(a)(b)	30,000,000	30,000,000
Jordan Brick Co. Inc.
5.32%, 11/01/25(a)	46,000,000	46,000,000
JP Morgan Securities Inc.
5.53%, 11/16/07	100,000,000	100,000,000
JPMorgan Chase & Co.
5.29%, 02/29/08	75,000,000	75,000,000
5.53%, 07/27/07	100,000,000	100,000,000
K2 USA LLC
5.39%, 06/04/07(a)	60,000,000	60,000,000
Kestrel Funding LLC
5.30%, 07/11/07(a)	25,000,000	24,999,254
Kommunalkredit Austria AG
5.32%, 02/08/08(a)	40,000,000	40,000,000
Lakeline Austin Development Ltd.
5.32%, 10/01/25(a)	9,800,000	9,800,000
Leafs LLC
5.32%, 02/20/08(a)	49,533,241	49,533,241
Marshall & Ilsley Bank
5.32%, 02/15/08	60,000,000	60,000,000
Master Funding LLC
5.35%, 04/25/07(a)	60,000,000	60,000,000
5.35%, 05/25/07(a)	50,000,000	50,000,000
Merrill Lynch & Co. Inc.
5.59%, 05/30/07(b)	60,000,000	60,000,000
MetLife Insurance Co. of Connecticut
5.44%, 08/17/07(a)(b)	50,000,000	50,000,000
Metropolitan Life Global Funding I
5.31%, 02/22/08	75,000,000	75,000,000
Metropolitan Life Insurance Co.
5.44%, 07/18/07(a)(b)	25,000,000	25,000,000
Metropolitan Life Insurance Funding Agreement
5.43%, 02/01/08(b)	50,000,000	50,000,000
Natexis Banques Populaires
5.33%, 09/14/07(a)	50,000,000	50,000,000
5.35%, 02/08/08(a)	40,000,000	40,000,000
Nationwide Building Society
5.43%, 01/28/08(a)	100,000,000	100,000,000
Nordea Bank AB
5.33%, 03/11/08(a)	75,000,000	75,000,000
Northern Rock PLC
5.38%, 02/01/08(a)	70,000,000	70,000,000
Pricoa Global Funding I
5.31%, 02/27/08(a)	65,000,000	65,000,000
Sedna Finance Inc.
5.33%, 11/15/07(a)	78,000,000	77,992,384

Skandinaviska Enskilda Banken
5.32%, 02/15/08(a)	50,000,000	50,000,000
Societe Generale
5.31%, 02/29/08(a)	30,000,000	30,000,000
Strips III LLC
5.37%, 08/24/07(a)	14,357,411	14,357,411
Trap Rock Industry Inc.
5.32%, 10/01/25(a)	19,115,000	19,115,000
Union Hamilton Special Funding LLC
5.35%, 09/28/07(a)	150,000,000	150,000,000
5.35%, 06/15/07(a)	25,000,000	25,000,000
Wachovia Asset Securitization Inc. Series 2004-HM1A Class A
5.31%, 08/25/09(a)	33,707,011	33,707,011
Wachovia Asset Securitization Inc. Series 2004-HM2A Class AMM
5.31%, 09/25/09(a)	38,796,211	38,796,211
Westpac Banking Corp.
5.40%, 04/11/08	70,000,000	70,000,000
Wind Master Trust
5.31%, 07/25/07(a)	25,000,000	25,000,000

TOTAL VARIABLE & FLOATING RATE NOTES
(Cost: $2,925,416,382)		2,925,416,382

TOTAL INVESTMENTS IN SECURITIES — 99.75%
(Cost: $7,804,658,341)		7,804,658,341
Other Assets, Less Liabilities — 0.25%		19,200,685

NET ASSETS — 100.00%		$7,823,859,026

(a)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(b)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.

See accompanying notes to schedules of investments.

LIFEPATH RETIREMENT PORTFOLIO

Schedule of Investments

March 31, 2007 (Unaudited)

The LifePath Retirement Portfolio (the “LifePath Portfolio”), a series of Barclays Global Investors Funds, invests substantially all of its assets in the LifePath Retirement Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio. The LifePath Portfolio owns a pro rata interest in the Master Portfolio’s net assets. As of March 31, 2007, the value of the LifePath Portfolio’s investment in the Master Portfolio was $120,977,467, which represents 43.19% of the Master Portfolio’s outstanding interests. The Master Portfolio’s Schedule of Investments is set forth below.

LIFEPATH RETIREMENT MASTER PORTFOLIO

Schedule of Investments

March 31, 2007 (Unaudited)

Security		Value
MASTER PORTFOLIOS—71.59%
Active Stock Master Portfolio(a)		$55,884,435
CoreAlpha Bond Master Portfolio(a)		144,651,338

TOTAL MASTER PORTFOLIOS		200,535,773

Security	Shares	Value
EXCHANGE-TRADED FUNDS—28.59%
iShares Cohen & Steers Realty Majors Index Fund(a)(b)	70,048	7,228,253
iShares Lehman TIPS Bond Fund(a)(b)	273,639	27,637,539
iShares MSCI EAFE Index Fund(a)	384,748	29,340,883
iShares S&P MidCap 400 Index Fund(a)	122,764	10,385,834
iShares S&P SmallCap 600 Index Fund(a)(b)	80,929	5,492,651

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $68,603,963)		80,085,160

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—6.05%

CERTIFICATES OF DEPOSIT(c)—0.15%
Credit Suisse First Boston NY
5.28%-5.43%, 04/23/07-08/21/07	$187,237	187,237
Deutsche Bank AG
5.35%, 08/08/07	234,046	234,046

		421,283
COMMERCIAL PAPER(c)—1.18%
Amstel Funding Corp.
5.22%, 04/16/07-04/17/07(d)	89,042	88,854
BNP Paribas Finance Inc.
5.11%, 06/06/07	32,767	32,464
Bryant Park Funding LLC
5.28%, 04/23/07(d)	140,428	139,995
Cheyne Finance LLC
5.24%, 04/12/07-04/23/07(d)	70,214	70,037
Concord Minutemen Capital Co. LLC
5.29%, 04/17/07(d)	140,428	140,118
Crown Point Capital Co. LLC
5.20%-5.28%, 04/04/07-07/18/07(d)	390,205	388,423

Edison Asset Securitization LLC
5.21%-5.39%, 04/02/07-04/11/07(d)	226,036	225,985
Five Finance Inc.
5.22%, 04/20/07(d)	43,065	42,952
General Electric Capital Corp.
5.11%-5.20%, 06/04/07-07/17/07(d)	163,833	161,770
Giro Funding Corp.
5.29%, 04/23/07(d)	93,619	93,330
Grampian Funding LLC
5.13%-5.23%, 04/23/07-06/06/07(d)	182,556	181,126
Irish Permanent Treasury PLC
5.18%, 07/10/07(d)	46,809	46,142
KKR Atlantic Funding Trust
5.29%-5.30%, 04/23/07-04/27/07(d)	140,428	139,953
KKR Pacific Funding Trust
5.29%, 04/24/07(d)	70,214	69,987
Lexington Parker Capital Co. LLC
5.18%-5.20%, 05/17/07-07/25/07(d)	118,285	116,818
Lockhart Funding LLC
5.25%, 05/04/07-05/14/07(d)	211,200	210,179
Nationwide Building Society
5.21%, 04/13/07(d)	88,938	88,796
Nestle Capital Corp.
5.19%, 08/09/07	56,171	55,127
Park Granada LLC
5.50%, 04/02/07(d)	197,371	197,371
Park Sienna LLC
5.50%, 04/02/07(d)	18,724	18,724
Sedna Finance Inc.
5.22%, 04/17/07(d)	53,363	53,247
Simba Funding Corp.
5.20%, 07/23/07(d)	93,619	92,104
Societe Generale
5.18%, 05/16/07	234,046	232,565
Tulip Funding Corp.
5.30%, 04/26/07(d)	126,516	126,069
Variable Funding Capital Corp.
5.41%, 04/02/07(d)	152,535	152,535
Westpac Banking Corp.
5.20%, 07/12/07(d)	84,257	83,028
Zela Finance Inc.
5.20%, 07/16/07(d)	56,171	55,319

		3,303,018
MEDIUM-TERM NOTES(c)—0.09%
Bank of America N.A.
5.28%, 04/20/07	23,405	23,405
Cullinan Finance Corp.
5.71%, 06/28/07(d)	70,214	70,214
K2 USA LLC
5.39%, 06/04/07(d)	70,214	70,214
Sigma Finance Inc.
5.51%, 06/18/07(d)	76,767	76,767

		240,600

MONEY MARKET FUNDS—0.31%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.31%(a)(e)	878,093	878,093

		878,093
REPURCHASE AGREEMENTS(c)—1.54%
Banc of America Securities LLC 5.49%, dated 3/30/07, due 4/2/07, maturity value $187,323 (collateralized by non-U.S. Government debt securities, value $193,066, 6.00% to 7.40%, 5/15/11 to 11/15/25).	$187,237	187,237
Banc of America Securities LLC 5.49%, dated 3/30/07, due 4/2/07, maturity value $275,365 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $294,126, 3.75% to 8.50%, 5/15/08 to 6/12/46).	275,239	275,239
Bank of America N.A. 5.38%, dated 3/30/07, due 4/2/07, maturity value $177,955 (collateralized by U.S. Government obligations, value $181,632, 5.50%, 12/1/34).	177,875	177,875
Bear Stearns Companies Inc. (The) 5.50%, dated 3/30/07, due 4/2/07, maturity value $140,492 (collateralized by non-U.S. Government debt securities, value $144,975, 1.00% to 10.00%, 10/17/18 to 11/25/52).	140,428	140,428
BNP Securities Corp. 5.48%, dated 3/30/07, due 4/2/07, maturity value $234,153 (collateralized by non-U.S. Government debt securities, value $255,672, 4.50% to 7.84%, 12/1/07 to 7/15/21).	234,046	234,046
BNP Securities Corp. 5.49%, dated 3/30/07, due 4/2/07, maturity value $9,366 (collateralized by non-U.S. Government debt securities, value $9,834, 4.50% to 7.84%, 12/1/07 to 7/15/21).	9,362	9,362
Citigroup Global Markets Holdings Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $608,799 (collateralized by non-U.S. Government debt securities, value $647,900, 0.00% to 6.01%, 5/27/33 to 3/15/37).	608,521	608,521
Citigroup Global Markets Holdings Inc. 5.55%, dated 3/30/07, due 4/2/07, maturity value $103,028 (collateralized by non-U.S. Government debt securities, value $109,645, 0.00% to 6.01%, 5/27/33 to 3/15/37).	102,980	102,980
Citigroup Global Markets Holdings Inc. 5.59%, dated 3/30/07, due 4/2/07, maturity value $56,197 (collateralized by non-U.S. Government debt securities, value $59,807, 0.00% to 6.01%, 5/27/33 to 3/15/37).	56,171	56,171
Goldman Sachs Group Inc. (The) 5.48%, dated 3/30/07, due 4/2/07, maturity value $327,815 (collateralized by non-U.S. Government debt securities, value $344,426, 4.70% to 6.25%, 11/25/35 to 10/17/48).	327,665	327,665
Goldman Sachs Group Inc. (The) 5.49%, dated 3/30/07, due 4/2/07, maturity value $187,323 (collateralized by non-U.S. Government debt securities, value $196,815, 0.00% to 8.85%, 8/15/09 to 10/15/49).	187,237	187,237
Goldman Sachs Group Inc. (The) 5.49%, dated 3/30/07, due 4/2/07, maturity value $222,078 (collateralized by non-U.S. Government debt securities, value $230,519, 0.00% to 5.68%, 4/17/07 to 1/25/47).	221,976	221,976
Greenwich Capital Markets Inc. 5.59%, dated 3/30/07, due 4/2/07, maturity value $93,663 (collateralized by non-U.S. Government debt securities, value $103,488, 5.65% to 9.49%, 1/1/17 to 6/1/48).	93,619	93,619
HSBC Securities Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $46,830 (collateralized by non-U.S. Government debt securities, value $49,207, 3.73% to 5.33%, 12/1/35 to 6/1/46).	46,809	46,809

JP Morgan Securities Inc. 5.54%, dated 3/30/07, due 4/2/07, maturity value $23,416 (collateralized by non-U.S. Government debt securities, value $24,603, 4.70% to 8.75%, 6/1/10 to 3/15/32).	23,405	23,405
Lehman Brothers Holdings Inc. 5.57%, dated 3/30/07, due 4/2/07, maturity value $655,634 (collateralized by non-U.S. Government debt securities, value $833,659, 1.13% to 10.07%, 1/15/09 to 10/12/49).	655,330	655,330
Merrill Lynch & Co. Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $93,662 (collateralized by non-U.S. Government debt securities, value $96,537, 3.60% to 10.13%, 7/15/07 to 7/1/26).	93,619	93,619
Morgan Stanley 5.49%, dated 3/30/07, due 4/2/07, maturity value $468,307 (collateralized by non-U.S. Government debt securities, value $492,420, 4.22% to 8.32%, 1/17/14 to 12/20/54).	468,093	468,093
Morgan Stanley 5.49%, dated 3/30/07, due 4/2/07, maturity value $93,662 (collateralized by non-U.S. Government debt securities, value $97,412, 0.00% to 10.00%, 4/1/07 to 3/31/37).	93,619	93,619
Morgan Stanley 5.64%, dated 3/30/07, due 4/4/08, maturity value $69,342 (collateralized by non-U.S. Government debt securities, value $89,185, 0.00% to 10.00%, 4/1/07 to 3/31/37).(f)	65,533	65,533
Wachovia Capital 5.51%, dated 3/30/07, due 4/2/07, maturity value $252,886 (collateralized by non-U.S. Government debt securities, value $265,700, 0.06% to 8.32%, 5/15/09 to 3/15/49).	252,770	252,770

		4,321,534
TIME DEPOSITS(c)—0.39%
Bank of Montreal
5.25%, 04/02/07	189,674	189,674
Credit Suisse First Boston NY
5.32%, 04/03/07	468,093	468,093
Danske Bank
5.46%, 04/02/07	280,856	280,856
Deutsche Bank AG
5.25%, 04/02/07	163,881	163,881

		1,102,504
VARIABLE & FLOATING RATE NOTES(c)—2.39%
Allstate Life Global Funding II
5.30%-5.40%, 02/15/08-04/08/08(d)	239,664	239,685
American Express Centurion Bank
5.41%, 07/19/07	102,980	103,016
American Express Credit Corp.
5.42%, 03/05/08	28,086	28,098
AmeriCredit Automobile Receivables Trust
5.34%, 04/06/07	172	172
Arkle Master Issuer PLC
5.30%, 11/19/07(d)	70,214	70,214
ASIF Global Financing
5.40%, 05/03/07(d)	9,362	9,362
Australia & New Zealand Banking Group Ltd.
5.32%, 03/20/08(d)	60,852	60,852
Bank of Ireland
5.30%-5.32%, 08/14/07-02/20/08(d)	135,747	135,750

Beta Finance Inc.
5.29%-5.53%, 04/25/07-07/25/07(d)	238,727	238,731
BMW US Capital LLC
5.32%, 04/15/08(d)	93,619	93,619
BNP Paribas
5.33%, 11/19/07(d)	173,194	173,194
Brigantine High Grade Funding Ltd.
5.39%, 09/05/07(d)	89,874	89,867
Carlyle Loan Investment Ltd.
5.37%, 05/15/07-07/15/07(d)	60,852	60,852
CC USA Inc.
5.35%, 07/30/07(d)	46,809	46,811
Commodore CDO Ltd.
5.42%, 12/12/07(d)	20,123	20,123
Credit Agricole SA
5.33%, 11/23/07	93,619	93,619
Cullinan Finance Corp.
5.36%, 04/25/07(d)	23,405	23,405
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(d)	4,317	4,317
DEPFA Bank PLC
5.39%, 12/14/07(d)	93,619	93,619
Dorada Finance Inc.
5.32%-5.53%, 06/27/07-07/17/07(d)	107,661	107,663
Fifth Third Bancorp
5.32%, 02/22/08(d)	187,237	187,237
Five Finance Inc.
5.30%-5.49%, 06/29/07-07/13/07(d)	60,852	60,850
General Electric Capital Corp.
5.28%-5.44%, 07/09/07-04/24/08	98,300	98,307
Granite Master Issuer PLC
5.29%, 08/20/07(d)	327,665	327,665
Harrier Finance Funding LLC
5.11%-5.36%, 06/06/07-08/15/07(d)	215,323	214,458
Hartford Life Global Funding Trust
5.36%-5.40%, 07/13/07-03/14/08	140,428	140,435
HBOS Treasury Services PLC
5.41%, 01/24/08(d)	93,619	93,619
Holmes Financing PLC
5.29%, 07/16/07(d)	163,833	163,833
JP Morgan Securities Inc.
5.52%, 11/16/07	187,237	187,237
JPMorgan Chase & Co.
5.29%-5.57%, 07/27/07-02/29/08(f)	257,451	257,451
K2 USA LLC
5.20%-5.31%, 04/02/07-06/28/07(d)	70,214	70,213
Kestrel Funding LLC
5.30%, 07/11/07(d)	37,447	37,446
Kommunalkredit Austria AG
5.32%, 02/08/08(d)	56,171	56,171
Leafs LLC
5.32%, 01/22/08(d)	90,529	90,529
Links Finance LLC
5.28%-5.47%, 05/10/07-05/16/07(d)	102,980	102,979
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07(d)	33,005	33,005
Marshall & Ilsley Bank
5.32%, 02/15/08	51,490	51,490

Master Funding LLC
5.35%, 04/25/07-05/25/07(d)	169,424	169,425
Merrill Lynch & Co. Inc.
5.58%, 05/30/07(f)	102,980	102,980
Metropolitan Life Global Funding I
5.35%, 04/04/08(d)	140,428	140,428
Metropolitan Life Insurance Funding Agreement
5.44%, 08/01/07(d)(f)	9,362	9,362
Mound Financing PLC
5.29%, 05/08/07(d)	88,001	88,001
Natexis Banques Populaires
5.33%-5.35%, 06/20/07-02/08/08(d)	149,790	149,788
National City Bank of Indiana
5.34%, 05/21/07	46,809	46,810
Nationwide Building Society
5.36%-5.48%, 07/20/07-04/04/08(d)	308,941	308,969
Newcastle Ltd.
5.34%, 04/24/07-01/24/08(d)	93,853	93,842
Northern Rock PLC
5.38%, 02/01/08(d)	112,342	112,344
Pricoa Global Funding I
5.31%, 02/27/08(d)	126,385	126,385
Sedna Finance Inc.
5.32%-5.34%, 05/25/07-08/21/07(d)	135,747	135,747
Skandinaviska Enskilda Banken
5.32%, 02/15/08(d)	93,619	93,619
Strips III LLC
5.37%, 07/24/07(d)	18,446	18,446
SunTrust Bank
5.29%, 05/01/07	93,619	93,619
Tango Finance Corp.
5.27%-5.33%, 04/25/07-07/16/07(d)	228,429	228,424
Union Hamilton Special Funding LLC
5.35%, 06/15/07-06/21/07(d)	60,852	60,852
Wachovia Asset Securitization Inc.
5.31%, 04/25/07(d)	101,815	101,815
Wachovia Bank N.A.
5.48%, 05/22/07	236,855	236,855
Wal-Mart Stores Inc.
5.50%, 07/16/07(d)	70,214	70,228
Wells Fargo & Co.
5.33%, 11/15/07(d)	46,809	46,811
WhistleJacket Capital Ltd.
5.28%-5.35%, 04/18/07-06/13/07(d)	70,214	70,214
White Pine Finance LLC
5.28%-5.32%, 05/22/07-08/20/07(d)	280,856	280,836
Wind Master Trust
5.31%, 07/25/07(d)	37,447	37,447

		6,689,141

TOTAL SHORT-TERM INVESTMENTS
(Cost: $16,956,173)	16,956,173

TOTAL INVESTMENTS — 106.23%	297,577,106
Other Assets, Less Liabilities — (6.23)%	(17,441,847)

NET ASSETS — 100.00%	$280,135,259

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(d)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.

See accompanying notes to schedules of investments.

LIFEPATH 2010 PORTFOLIO

Schedule of Investments

March 31, 2007 (Unaudited)

The LifePath 2010 Portfolio (the “LifePath Portfolio”), a series of Barclays Global Investors Funds, invests substantially all of its assets in the LifePath 2010 Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio. The LifePath Portfolio owns a pro rata interest in the Master Portfolio’s net assets. As of March 31, 2007, the value of the LifePath Portfolio’s investment in the Master Portfolio was $431,367,746, which represents 50.68% of the Master Portfolio’s outstanding interests. The Master Portfolio’s Schedule of Investments is set forth below.

LIFEPATH 2010 MASTER PORTFOLIO

Schedule of Investments

March 31, 2007 (Unaudited)

Security		Value
MASTER PORTFOLIOS—69.79%
Active Stock Master Portfolio(a)		$212,125,816
CoreAlpha Bond Master Portfolio(a)		381,917,896

TOTAL MASTER PORTFOLIOS		594,043,712

Security	Shares	Value
EXCHANGE-TRADED FUNDS—30.48%
iShares Cohen & Steers Realty Majors Index Fund(a)(b)	249,069	25,701,430
iShares Lehman TIPS Bond Fund(a)(b)	707,492	71,456,692
iShares MSCI EAFE Index Fund(a)(b)	1,386,675	105,747,836
iShares S&P MidCap 400 Index Fund(a)	436,975	36,968,085
iShares S&P SmallCap 600 Index Fund(a)(b)	288,390	19,573,029

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $214,254,853)		259,447,072

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—8.76%

CERTIFICATES OF DEPOSIT(c)—0.22%
Credit Suisse First Boston NY
5.28%-5.43%, 04/23/07-08/21/07	$839,655	839,655
Deutsche Bank AG
5.35%, 08/08/07	1,049,568	1,049,568

		1,889,223
COMMERCIAL PAPER(c)—1.74%
Amstel Funding Corp.
5.22%, 04/16/07-04/17/07(d)	399,302	398,464
BNP Paribas Finance Inc.
5.11%, 06/06/07	146,940	145,582
Bryant Park Funding LLC
5.28%, 04/23/07(d)	629,741	627,801
Cheyne Finance LLC
5.24%, 04/12/07-04/23/07(d)	314,870	314,076
Concord Minutemen Capital Co. LLC
5.29%, 04/17/07(d)	629,741	628,353

Crown Point Capital Co. LLC
5.20%-5.28%, 04/04/07-07/18/07(d)	1,749,852	1,741,862
Edison Asset Securitization LLC
5.21%-5.39%, 04/02/07-04/11/07(d)	1,013,643	1,013,416
Five Finance Inc.
5.22%, 04/20/07(d)	193,121	192,616
General Electric Capital Corp.
5.11%-5.20%, 06/04/07-07/17/07(d)	734,698	725,451
Giro Funding Corp.
5.29%, 04/23/07(d)	419,827	418,532
Grampian Funding LLC
5.13%-5.23%, 04/23/07-06/06/07(d)	818,663	812,248
Irish Permanent Treasury PLC
5.18%, 07/10/07(d)	209,914	206,923
KKR Atlantic Funding Trust
5.29%-5.30%, 04/23/07-04/27/07(d)	629,741	627,611
KKR Pacific Funding Trust
5.29%, 04/24/07(d)	314,870	313,852
Lexington Parker Capital Co. LLC
5.18%-5.20%, 05/17/07-07/25/07(d)	530,443	523,863
Lockhart Funding LLC
5.25%, 05/04/07-05/14/07(d)	947,113	942,537
Nationwide Building Society
5.21%, 04/13/07(d)	398,836	398,201
Nestle Capital Corp.
5.19%, 08/09/07	251,896	247,212
Park Granada LLC
5.50%, 04/02/07(d)	885,101	885,100
Park Sienna LLC
5.50%, 04/02/07(d)	83,965	83,965
Sedna Finance Inc.
5.22%, 04/17/07(d)	239,302	238,781
Simba Funding Corp.
5.20%, 07/23/07(d)	419,827	413,035
Societe Generale
5.18%, 05/16/07	1,049,568	1,042,923
Tulip Funding Corp.
5.30%, 04/26/07(d)	567,355	565,350
Variable Funding Capital Corp.
5.41%, 04/02/07(d)	684,033	684,033
Westpac Banking Corp.
5.20%, 07/12/07(d)	377,844	372,332
Zela Finance Inc.
5.20%, 07/16/07(d)	251,896	248,076

		14,812,195

MEDIUM-TERM NOTES(c)—0.13%
Bank of America N.A.
5.28%, 04/20/07	104,957	104,957
Cullinan Finance Corp.
5.71%, 06/28/07(d)	314,870	314,870
K2 USA LLC
5.39%, 06/04/07(d)	314,870	314,870
Sigma Finance Inc.
5.51%, 06/18/07(d)	344,258	344,258

		1,078,955

MONEY MARKET FUNDS—0.29%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.31%(a)(e)	2,500,687	$2,500,687

		2,500,687
REPURCHASE AGREEMENTS(c)—2.28%
Banc of America Securities LLC 5.49%, dated 3/30/07, due 4/2/07, maturity value $1,234,857 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $1,318,991, 3.75% to 8.50%, 5/15/08 to 6/12/46).	$1,234,292	1,234,292
Banc of America Securities LLC 5.49%, dated 3/30/07, due 4/2/07, maturity value $840,038 (collateralized by non-U.S. Government debt securities, value $865,793, 6.00% to 7.40%, 5/15/11 to 11/15/25).	839,654	839,654
Bank of America N.A. 5.38%, dated 3/30/07, due 4/2/07, maturity value $798,030 (collateralized by U.S. Government obligations, value $814,517, 5.50%, 12/1/34).	797,672	797,672
Bear Stearns Companies Inc. (The) 5.50%, dated 3/30/07, due 4/2/07, maturity value $630,030 (collateralized by non-U.S. Government debt securities, value $650,133, 1.00% to 10.00%, 10/17/18 to 11/25/52).	629,741	629,741
BNP Securities Corp. 5.48%, dated 3/30/07, due 4/2/07, maturity value $1,050,047 (collateralized by non-U.S. Government debt securities, value $1,146,546, 4.50% to 7.84%, 12/1/07 to 7/15/21).	1,049,568	1,049,568
BNP Securities Corp. 5.49%, dated 3/30/07, due 4/2/07, maturity value $42,002 (collateralized by non-U.S. Government debt securities, value $44,098, 4.50% to 7.84%, 12/1/07 to 7/15/21).	41,983	41,983
Citigroup Global Markets Holdings Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $2,730,124 (collateralized by non-U.S. Government debt securities, value $2,905,472, 0.00% to 6.01%, 5/27/33 to 3/15/37).	2,728,876	2,728,876
Citigroup Global Markets Holdings Inc. 5.55%, dated 3/30/07, due 4/2/07, maturity value $462,024 (collateralized by non-U.S. Government debt securities, value $491,698, 0.00% to 6.01%, 5/27/33 to 3/15/37).	461,810	461,810
Citigroup Global Markets Holdings Inc. 5.59%, dated 3/30/07, due 4/2/07, maturity value $252,013 (collateralized by non-U.S. Government debt securities, value $268,200, 0.00% to 6.01%, 5/27/33 to 3/15/37).	251,896	251,896
Goldman Sachs Group Inc. (The) 5.48%, dated 3/30/07, due 4/2/07, maturity value $1,470,066 (collateralized by non-U.S. Government debt securities, value $1,544,557, 4.70% to 6.25%, 11/25/35 to 10/17/48).	1,469,395	1,469,395
Goldman Sachs Group Inc. (The) 5.49%, dated 3/30/07, due 4/2/07, maturity value $840,038 (collateralized by non-U.S. Government debt securities, value $882,604, 0.00% to 8.85%, 8/15/09 to 10/15/49).	839,654	839,654
Goldman Sachs Group Inc. (The) 5.49%, dated 3/30/07, due 4/2/07, maturity value $995,895 (collateralized by non-U.S. Government debt securities, value $1,033,749, 0.00% to 5.68%, 4/17/07 to 1/25/47).	995,440	995,440

Greenwich Capital Markets Inc. 5.59%, dated 3/30/07, due 4/2/07, maturity value $420,023 (collateralized by non-U.S. Government debt securities, value $464,087, 5.65% to 9.49%, 1/1/17 to 6/1/48).	419,827	419,827
HSBC Securities Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $210,010 (collateralized by non-U.S. Government debt securities, value $220,667, 3.73% to 5.33%, 12/1/35 to 6/1/46).	209,914	209,914
JP Morgan Securities Inc. 5.54%, dated 3/30/07, due 4/2/07, maturity value $105,005 (collateralized by non-U.S. Government debt securities, value $110,332, 4.70% to 8.75%, 6/1/10 to 3/15/32).	104,957	104,957
Lehman Brothers Holdings Inc. 5.57%, dated 3/30/07, due 4/2/07, maturity value $2,940,154 (collateralized by non-U.S. Government debt securities, value $3,738,495, 1.13% to 10.07%, 1/15/09 to 10/12/49).	2,938,790	2,938,790
Merrill Lynch & Co. Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $420,019 (collateralized by non-U.S. Government debt securities, value $432,915, 3.60% to 10.13%, 7/15/07 to 7/1/26).	419,827	419,827
Morgan Stanley 5.49%, dated 3/30/07, due 4/2/07, maturity value $2,100,096 (collateralized by non-U.S. Government debt securities, value $2,208,229, 4.22% to 8.32%, 1/17/14 to 12/20/54).	2,099,136	2,099,136
Morgan Stanley 5.49%, dated 3/30/07, due 4/2/07, maturity value $420,019 (collateralized by non-U.S. Government debt securities, value $436,839, 0.00% to 10.00%, 4/1/07 to 3/31/37).	419,827	419,827
Morgan Stanley 5.64%, dated 3/30/07, due 4/4/08, maturity value $310,960 (collateralized by non-U.S. Government debt securities, value $399,946, 0.00% to 10.00%, 4/1/07 to 3/31/37).(f)	293,879	293,879
Wachovia Capital 5.51%, dated 3/30/07, due 4/2/07, maturity value $1,134,053 (collateralized by non-U.S. Government debt securities, value $1,191,515, 0.06% to 8.32%, 5/15/09 to 3/15/49).	1,133,533	1,133,533

		19,379,671
TIME DEPOSITS(c)—0.58%
Bank of Montreal
5.25%, 04/02/07	850,583	850,583
Credit Suisse First Boston NY
5.32%, 04/03/07	2,099,136	2,099,136
Danske Bank
5.46%, 04/02/07	1,259,482	1,259,482
Deutsche Bank AG
5.25%, 04/02/07	734,916	734,916

		4,944,117
VARIABLE & FLOATING RATE NOTES(c)—3.52%
Allstate Life Global Funding II
5.30%-5.40%, 02/15/08-04/08/08(d)	1,074,758	1,074,855
American Express Centurion Bank
5.41%, 07/19/07	461,810	461,969
American Express Credit Corp.
5.42%, 03/05/08	125,948	126,004

AmeriCredit Automobile Receivables Trust
5.34%, 04/06/07	770	770
Arkle Master Issuer PLC
5.30%, 11/19/07(d)	314,870	314,870
ASIF Global Financing
5.40%, 05/03/07(d)	41,983	41,985
Australia & New Zealand Banking Group Ltd.
5.32%, 03/20/08(d)	272,888	272,888
Bank of Ireland
5.30%-5.32%, 08/14/07-02/20/08(d)	608,749	608,765
Beta Finance Inc.
5.29%-5.53%, 04/25/07-07/25/07(d)	1,070,559	1,070,573
BMW US Capital LLC
5.32%, 04/15/08(d)	419,827	419,827
BNP Paribas
5.33%, 11/19/07(d)	776,680	776,680
Brigantine High Grade Funding Ltd.
5.39%, 09/05/07(d)	403,034	403,003
Carlyle Loan Investment Ltd.
5.37%, 05/15/07-07/15/07(d)	272,888	272,888
CC USA Inc.
5.35%, 07/30/07(d)	209,914	209,922
Commodore CDO Ltd.
5.42%, 12/12/07(d)	90,242	90,242
Credit Agricole SA
5.33%, 11/23/07	419,827	419,827
Cullinan Finance Corp.
5.36%, 04/25/07(d)	104,957	104,957
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(d)	19,358	19,358
DEPFA Bank PLC
5.39%, 12/14/07(d)	419,827	419,827
Dorada Finance Inc.
5.32%-5.53%, 06/27/07-07/17/07(d)	482,801	482,806
Fifth Third Bancorp
5.32%, 02/22/08(d)	839,654	839,654
Five Finance Inc.
5.30%-5.49%, 06/29/07-07/13/07(d)	272,888	272,878
General Electric Capital Corp.
5.28%-5.44%, 07/09/07-04/24/08	440,819	440,851
Granite Master Issuer PLC
5.29%, 08/20/07(d)	1,469,395	1,469,395
Harrier Finance Funding LLC
5.11%-5.36%, 06/06/07-08/15/07(d)	965,603	961,727
Hartford Life Global Funding Trust
5.36%-5.40%, 07/13/07-03/14/08	629,741	629,770
HBOS Treasury Services PLC
5.41%, 01/24/08(d)	419,827	419,827
Holmes Financing PLC
5.29%, 07/16/07(d)	734,698	734,698
JP Morgan Securities Inc.
5.52%, 11/16/07	839,654	839,654
JPMorgan Chase & Co.
5.29%-5.57%, 07/27/07-02/29/08(f)	1,154,525	1,154,524
K2 USA LLC
5.20%-5.31%, 04/02/07-06/28/07(d)	314,870	314,867

Kestrel Funding LLC
5.30%, 07/11/07(d)	167,931	167,926
Kommunalkredit Austria AG
5.32%, 02/08/08(d)	251,896	251,896
Leafs LLC
5.32%, 01/22/08(d)	405,974	405,974
Links Finance LLC
5.28%-5.47%, 05/10/07-05/16/07(d)	461,810	461,805
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07(d)	148,011	148,011
Marshall & Ilsley Bank
5.32%, 02/15/08	230,905	230,905
Master Funding LLC
5.35%, 04/25/07-05/25/07(d)	759,774	759,773
Merrill Lynch & Co. Inc.
5.58%, 05/30/07(f)	461,810	461,810
Metropolitan Life Global Funding I
5.35%, 04/04/08(d)	629,741	629,741
Metropolitan Life Insurance Funding Agreement
5.44%, 08/01/07(d)(f)	41,983	41,983
Mound Financing PLC
5.29%, 05/08/07(d)	394,638	394,638
Natexis Banques Populaires
5.33%-5.35%, 06/20/07-02/08/08(d)	671,724	671,717
National City Bank of Indiana
5.34%, 05/21/07	209,914	209,916
Nationwide Building Society
5.36%-5.48%, 07/20/07-04/04/08(d)	1,385,430	1,385,553
Newcastle Ltd.
5.34%, 04/24/07-01/24/08(d)	420,877	420,829
Northern Rock PLC
5.38%, 02/01/08(d)	503,793	503,801
Pricoa Global Funding I
5.31%, 02/27/08(d)	566,767	566,767
Sedna Finance Inc.
5.32%-5.34%, 05/25/07-08/21/07(d)	608,749	608,747
Skandinaviska Enskilda Banken
5.32%, 02/15/08(d)	419,827	419,827
Strips III LLC
5.37%, 07/24/07(d)	82,722	82,722
SunTrust Bank
5.29%, 05/01/07	419,827	419,829
Tango Finance Corp.
5.27%-5.33%, 04/25/07-07/16/07(d)	1,024,378	1,024,354
Union Hamilton Special Funding LLC
5.35%, 06/15/07-06/21/07(d)	272,888	272,888
Wachovia Asset Securitization Inc.
5.31%, 04/25/07(d)	456,582	456,583
Wachovia Bank N.A.
5.48%, 05/22/07	1,062,163	1,062,164
Wal-Mart Stores Inc.
5.50%, 07/16/07(d)	314,870	314,931
Wells Fargo & Co.
5.33%, 11/15/07(d)	209,914	209,921
WhistleJacket Capital Ltd.
5.28%-5.35%, 04/18/07-06/13/07(d)	314,870	314,872
White Pine Finance LLC
5.28%-5.32%, 05/22/07-08/20/07(d)	1,259,482	1,259,394
Wind Master Trust
5.31%, 07/25/07(d)	167,931	167,931

		29,997,069

TOTAL SHORT-TERM INVESTMENTS
(Cost: $74,601,917)	74,601,917

TOTAL INVESTMENTS — 109.03%	928,092,701
Other Assets, Less Liabilities — (9.03)%	(76,888,272)

NET ASSETS — 100.00%	$851,204,429

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(d)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.

See accompanying notes to schedules of investments.

LIFEPATH 2020 PORTFOLIO

Schedule of Investments

March 31, 2007 (Unaudited)

The LifePath 2020 Portfolio (the “LifePath Portfolio”), a series of Barclays Global Investors Funds, invests substantially all of its assets in the LifePath 2020 Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio. The LifePath Portfolio owns a pro rata interest in the Master Portfolio’s net assets. As of March 31, 2007, the value of the LifePath Portfolio’s investment in the Master Portfolio was $809,404,410, which represents 52.88% of the Master Portfolio’s outstanding interests. The Master Portfolio’s Schedule of Investments is set forth below.

LIFEPATH 2020 MASTER PORTFOLIO

Schedule of Investments

March 31, 2007 (Unaudited)

Security		Value
MASTER PORTFOLIOS—65.58%
Active Stock Master Portfolio(a)		$561,393,580
CoreAlpha Bond Master Portfolio(a)		442,530,749

TOTAL MASTER PORTFOLIOS		1,003,924,329

Security	Shares	Value
EXCHANGE-TRADED FUNDS—35.52%
iShares Cohen & Steers Realty Majors Index Fund(a)(b)	643,131	66,364,688
iShares Lehman TIPS Bond Fund(a)(b)	788,861	79,674,961
iShares MSCI EAFE Index Fund(a)(b)	3,509,225	267,613,498
iShares S&P MidCap 400 Index Fund(a)(b)	996,743	84,324,458
iShares S&P SmallCap 600 Index Fund(a)(b)	675,149	45,822,363

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $437,087,218)		543,799,968

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—6.30%

CERTIFICATES OF DEPOSIT(c)—0.16%
Credit Suisse First Boston NY
5.28%-5.43%, 04/23/07-08/21/07	$1,060,624	1,060,624
Deutsche Bank AG
5.35%, 08/08/07	1,325,779	1,325,779

		2,386,403
COMMERCIAL PAPER(c)—1.22%
Amstel Funding Corp.
5.22%, 04/16/07-04/17/07(d)	504,385	503,312
BNP Paribas Finance Inc.
5.11%, 06/06/07	185,609	183,895
Bryant Park Funding LLC
5.28%, 04/23/07(d)	795,468	793,018
Cheyne Finance LLC
5.24%, 04/12/07-04/23/07(d)	397,734	396,730
Concord Minutemen Capital Co. LLC
5.29%, 04/17/07(d)	795,468	793,714
Crown Point Capital Co. LLC
5.20%-5.28%, 04/04/07-07/18/07(d)	2,210,355	2,200,263

Edison Asset Securitization LLC
5.21%-5.39%, 04/02/07-04/11/07(d)	1,280,401	1,280,115
Five Finance Inc.
5.22%, 04/20/07(d)	243,943	243,307
General Electric Capital Corp.
5.11%-5.20%, 06/04/07-07/17/07(d)	928,046	916,366
Giro Funding Corp.
5.29%, 04/23/07(d)	530,312	528,675
Grampian Funding LLC
5.13%-5.23%, 04/23/07-06/06/07(d)	1,034,108	1,026,004
Irish Permanent Treasury PLC
5.18%, 07/10/07(d)	265,156	261,379
KKR Atlantic Funding Trust
5.29%-5.30%, 04/23/07-04/27/07(d)	795,468	792,776
KKR Pacific Funding Trust
5.29%, 04/24/07(d)	397,734	396,448
Lexington Parker Capital Co. LLC
5.18%-5.20%, 05/17/07-07/25/07(d)	670,038	661,725
Lockhart Funding LLC
5.25%, 05/04/07-05/14/07(d)	1,196,362	1,190,581
Nationwide Building Society
5.21%, 04/13/07(d)	503,796	502,994
Nestle Capital Corp.
5.19%, 08/09/07	318,187	312,270
Park Granada LLC
5.50%, 04/02/07(d)	1,118,030	1,118,030
Park Sienna LLC
5.50%, 04/02/07(d)	106,062	106,062
Sedna Finance Inc.
5.22%, 04/17/07(d)	302,278	301,620
Simba Funding Corp.
5.20%, 07/23/07(d)	530,312	521,732
Societe Generale
5.18%, 05/16/07	1,325,779	1,317,386
Tulip Funding Corp.
5.30%, 04/26/07(d)	716,663	714,131
Variable Funding Capital Corp.
5.41%, 04/02/07(d)	864,048	864,048
Westpac Banking Corp.
5.20%, 07/12/07(d)	477,281	470,318
Zela Finance Inc.
5.20%, 07/16/07(d)	318,187	313,361

		18,710,260
MEDIUM-TERM NOTES(c)—0.09%
Bank of America N.A.
5.28%, 04/20/07	132,578	132,578
Cullinan Finance Corp.
5.71%, 06/28/07(d)	397,734	397,734
K2 USA LLC
5.39%, 06/04/07(d)	397,734	397,734
Sigma Finance Inc.
5.51%, 06/18/07(d)	434,856	434,856

		1,362,902

MONEY MARKET FUNDS—0.35%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.31%(a)(e)	5,305,111	5,305,111

		5,305,111
REPURCHASE AGREEMENTS(c)—1.60%
Banc of America Securities LLC 5.49%, dated 3/30/07, due 4/2/07, maturity value $1,061,109 (collateralized by non-U.S. Government debt securities, value $1,093,640, 6.00% to 7.40%, 5/15/11 to 11/15/25).	$1,060,624	1,060,624
Banc of America Securities LLC 5.49%, dated 3/30/07, due 4/2/07, maturity value $1,559,830 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $1,666,105, 3.75% to 8.50%, 5/15/08 to 6/12/46).	1,559,117	1,559,117
Bank of America N.A. 5.38%, dated 3/30/07, due 4/2/07, maturity value $1,008,044 (collateralized by U.S. Government obligations, value $1,028,871, 5.50%, 12/1/34).	1,007,592	1,007,592
Bear Stearns Companies Inc. (The) 5.50%, dated 3/30/07, due 4/2/07, maturity value $795,833 (collateralized by non-U.S. Government debt securities, value $821,226, 1.00% to 10.00%, 10/17/18 to 11/25/52).	795,468	795,468
BNP Securities Corp. 5.48%, dated 3/30/07, due 4/2/07, maturity value $1,326,384 (collateralized by non-U.S. Government debt securities, value $1,448,279, 4.50% to 7.84%, 12/1/07 to 7/15/21).	1,325,779	1,325,779
BNP Securities Corp. 5.49%, dated 3/30/07, due 4/2/07, maturity value $53,055 (collateralized by non-U.S. Government debt securities, value $55,703, 4.50% to 7.84%, 12/1/07 to 7/15/21).	53,031	53,031
Citigroup Global Markets Holdings Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $3,448,604 (collateralized by non-U.S. Government debt securities, value $3,670,096, 0.00% to 6.01%, 5/27/33 to 3/15/37).	3,447,027	3,447,027
Citigroup Global Markets Holdings Inc. 5.55%, dated 3/30/07, due 4/2/07, maturity value $583,613 (collateralized by non-U.S. Government debt securities, value $621,096, 0.00% to 6.01%, 5/27/33 to 3/15/37).	583,343	583,343
Citigroup Global Markets Holdings Inc. 5.59%, dated 3/30/07, due 4/2/07, maturity value $318,335 (collateralized by non-U.S. Government debt securities, value $338,781, 0.00% to 6.01%, 5/27/33 to 3/15/37).	318,187	318,187
Goldman Sachs Group Inc. (The) 5.48%, dated 3/30/07, due 4/2/07, maturity value $1,856,939 (collateralized by non-U.S. Government debt securities, value $1,951,033, 4.70% to 6.25%, 11/25/35 to 10/17/48).	1,856,091	1,856,091
Goldman Sachs Group Inc. (The) 5.49%, dated 3/30/07, due 4/2/07, maturity value $1,061,109 (collateralized by non-U.S. Government debt securities, value $1,114,876, 0.00% to 8.85%, 8/15/09 to 10/15/49).	1,060,624	1,060,624
Goldman Sachs Group Inc. (The) 5.49%, dated 3/30/07, due 4/2/07, maturity value $1,257,981 (collateralized by non-U.S. Government debt securities, value $1,305,798, 0.00% to 5.68%, 4/17/07 to 1/25/47).	1,257,406	1,257,406
Greenwich Capital Markets Inc. 5.59%, dated 3/30/07, due 4/2/07, maturity value $530,559 (collateralized by non-U.S. Government debt securities, value $586,219, 5.65% to 9.49%, 1/1/17 to 6/1/48).	530,312	530,312
HSBC Securities Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $265,277 (collateralized by non-U.S. Government debt securities, value $278,739, 3.73% to 5.33%, 12/1/35 to 6/1/46).	265,156	265,156

JP Morgan Securities Inc. 5.54%, dated 3/30/07, due 4/2/07, maturity value $132,639 (collateralized by non-U.S. Government debt securities, value $139,368, 4.70% to 8.75%, 6/1/10 to 3/15/32).	132,578	132,578
Lehman Brothers Holdings Inc. 5.57%, dated 3/30/07, due 4/2/07, maturity value $3,713,905 (collateralized by non-U.S. Government debt securities, value $4,722,343, 1.13% to 10.07%, 1/15/09 to 10/12/49).	3,712,182	3,712,182
Merrill Lynch & Co. Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $530,555 (collateralized by non-U.S. Government debt securities, value $546,844, 3.60% to 10.13%, 7/15/07 to 7/1/26).	530,312	530,312
Morgan Stanley 5.49%, dated 3/30/07, due 4/2/07, maturity value $2,652,772 (collateralized by non-U.S. Government debt securities, value $2,789,362, 4.22% to 8.32%, 1/17/14 to 12/20/54).	2,651,559	2,651,559
Morgan Stanley 5.49%, dated 3/30/07, due 4/2/07, maturity value $530,555 (collateralized by non-U.S. Government debt securities, value $551,801, 0.00% to 10.00%, 4/1/07 to 3/31/37).	530,312	530,312
Morgan Stanley 5.64%, dated 3/30/07, due 4/4/08, maturity value $392,794 (collateralized by non-U.S. Government debt securities, value $505,199, 0.00% to 10.00%, 4/1/07 to 3/31/37).(f)	371,218	371,218
Wachovia Capital 5.51%, dated 3/30/07, due 4/2/07, maturity value $1,432,499 (collateralized by non-U.S. Government debt securities, value $1,505,083, 0.06% to 8.32%, 5/15/09 to 3/15/49).	1,431,842	1,431,842

		24,479,760
TIME DEPOSITS(c)—0.41%
Bank of Montreal
5.25%, 04/02/07	1,074,428	1,074,428
Credit Suisse First Boston NY
5.32%, 04/03/07	2,651,559	2,651,559
Danske Bank
5.46%, 04/02/07	1,590,935	1,590,935
Deutsche Bank AG
5.25%, 04/02/07	928,321	928,321

		6,245,243
VARIABLE & FLOATING RATE NOTES(c)—2.47%
Allstate Life Global Funding II
5.30%-5.40%, 02/15/08-04/08/08(d)	1,357,598	1,357,722
American Express Centurion Bank
5.41%, 07/19/07	583,343	583,544
American Express Credit Corp.
5.42%, 03/05/08	159,094	159,164
AmeriCredit Automobile Receivables Trust
5.34%, 04/06/07	972	972
Arkle Master Issuer PLC
5.30%, 11/19/07(d)	397,734	397,734
ASIF Global Financing
5.40%, 05/03/07(d)	53,031	53,034
Australia & New Zealand Banking Group Ltd.
5.32%, 03/20/08(d)	344,703	344,703
Bank of Ireland
5.30%-5.32%, 08/14/07-02/20/08(d)	768,952	768,972

Beta Finance Inc.
5.29%-5.53%, 04/25/07-07/25/07(d)	1,352,295	1,352,313
BMW US Capital LLC
5.32%, 04/15/08(d)	530,312	530,312
BNP Paribas
5.33%, 11/19/07(d)	981,077	981,077
Brigantine High Grade Funding Ltd.
5.39%, 09/05/07(d)	509,099	509,060
Carlyle Loan Investment Ltd.
5.37%, 05/15/07-07/15/07(d)	344,703	344,702
CC USA Inc.
5.35%, 07/30/07(d)	265,156	265,167
Commodore CDO Ltd.
5.42%, 12/12/07(d)	113,990	113,990
Credit Agricole SA
5.33%, 11/23/07	530,312	530,312
Cullinan Finance Corp.
5.36%, 04/25/07(d)	132,578	132,578
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(d)	24,453	24,453
DEPFA Bank PLC
5.39%, 12/14/07(d)	530,312	530,312
Dorada Finance Inc.
5.32%-5.53%, 06/27/07-07/17/07(d)	609,859	609,864
Fifth Third Bancorp
5.32%, 02/22/08(d)	1,060,624	1,060,624
Five Finance Inc.
5.30%-5.49%, 06/29/07-07/13/07(d)	344,703	344,689
General Electric Capital Corp.
5.28%-5.44%, 07/09/07-04/24/08	556,827	556,868
Granite Master Issuer PLC
5.29%, 08/20/07(d)	1,856,091	1,856,091
Harrier Finance Funding LLC
5.11%-5.36%, 06/06/07-08/15/07(d)	1,219,717	1,214,821
Hartford Life Global Funding Trust
5.36%-5.40%, 07/13/07-03/14/08	795,468	795,506
HBOS Treasury Services PLC
5.41%, 01/24/08(d)	530,312	530,312
Holmes Financing PLC
5.29%, 07/16/07(d)	928,046	928,046
JP Morgan Securities Inc.
5.52%, 11/16/07	1,060,624	1,060,624
JPMorgan Chase & Co.
5.29%-5.57%, 07/27/07-02/29/08(f)	1,458,357	1,458,358
K2 USA LLC
5.20%-5.31%, 04/02/07-06/28/07(d)	397,734	397,729
Kestrel Funding LLC
5.30%, 07/11/07(d)	212,125	212,118
Kommunalkredit Austria AG
5.32%, 02/08/08(d)	318,187	318,187
Leafs LLC
5.32%, 01/22/08(d)	512,812	512,812
Links Finance LLC
5.28%-5.47%, 05/10/07-05/16/07(d)	583,343	583,336
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07(d)	186,962	186,962
Marshall & Ilsley Bank
5.32%, 02/15/08	291,671	291,671

Master Funding LLC
5.35%, 04/25/07-05/25/07(d)	959,721	959,722
Merrill Lynch & Co. Inc.
5.58%, 05/30/07(f)	583,343	583,343
Metropolitan Life Global Funding I
5.35%, 04/04/08(d)	795,468	795,468
Metropolitan Life Insurance Funding Agreement
5.44%, 08/01/07(d)(f)	53,031	53,031
Mound Financing PLC
5.29%, 05/08/07(d)	498,493	498,493
Natexis Banques Populaires
5.33%-5.35%, 06/20/07-02/08/08(d)	848,499	848,492
National City Bank of Indiana
5.34%, 05/21/07	265,156	265,159
Nationwide Building Society
5.36%-5.48%, 07/20/07-04/04/08(d)	1,750,029	1,750,185
Newcastle Ltd.
5.34%, 04/24/07-01/24/08(d)	531,638	531,578
Northern Rock PLC
5.38%, 02/01/08(d)	636,374	636,385
Pricoa Global Funding I
5.31%, 02/27/08(d)	715,921	715,921
Sedna Finance Inc.
5.32%-5.34%, 05/25/07-08/21/07(d)	768,952	768,949
Skandinaviska Enskilda Banken
5.32%, 02/15/08(d)	530,312	530,312
Strips III LLC
5.37%, 07/24/07(d)	104,491	104,491
SunTrust Bank
5.29%, 05/01/07	530,312	530,313
Tango Finance Corp.
5.27%-5.33%, 04/25/07-07/16/07(d)	1,293,961	1,293,931
Union Hamilton Special Funding LLC
5.35%, 06/15/07-06/21/07(d)	344,703	344,703
Wachovia Asset Securitization Inc.
5.31%, 04/25/07(d)	576,740	576,739
Wachovia Bank N.A.
5.48%, 05/22/07	1,341,689	1,341,690
Wal-Mart Stores Inc.
5.50%, 07/16/07(d)	397,734	397,811
Wells Fargo & Co.
5.33%, 11/15/07(d)	265,156	265,165
WhistleJacket Capital Ltd.
5.28%-5.35%, 04/18/07-06/13/07(d)	397,734	397,737
White Pine Finance LLC
5.28%-5.32%, 05/22/07-08/20/07(d)	1,590,935	1,590,825
Wind Master Trust
5.31%, 07/25/07(d)	212,125	212,125

		37,891,307

TOTAL SHORT-TERM INVESTMENTS
(Cost: $96,380,986)		96,380,986

TOTAL INVESTMENTS — 107.40%		1,644,105,283
Other Assets, Less Liabilities — (7.40)%		(113,350,026)

NET ASSETS — 100.00%		$1,530,755,257

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(d)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.

See accompanying notes to schedules of investments.

LIFEPATH 2030 PORTFOLIO

Schedule of Investments

March 31, 2007 (Unaudited)

The LifePath 2030 Portfolio (the “LifePath Portfolio”), a series of Barclays Global Investors Funds, invests substantially all of its assets in the LifePath 2030 Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio. The LifePath Portfolio owns a pro rata interest in the Master Portfolio’s net assets. As of March 31, 2007, the value of the LifePath Portfolio’s investment in the Master Portfolio was $554,750,407, which represents 50.25% of the Master Portfolio’s outstanding interests. The Master Portfolio’s Schedule of Investments is set forth below.

LIFEPATH 2030 MASTER PORTFOLIO

Schedule of Investments

March 31, 2007 (Unaudited)

Security		Value
MASTER PORTFOLIOS—62.43%
Active Stock Master Portfolio(a)		$500,208,994
CoreAlpha Bond Master Portfolio(a)		188,902,233

TOTAL MASTER PORTFOLIOS		689,111,227

Security	Shares	Value
EXCHANGE-TRADED FUNDS—39.01%
iShares Cohen & Steers Realty Majors Index Fund(a)(b)	558,713	57,653,595
iShares Lehman TIPS Bond Fund(a)	302,171	30,519,271
iShares MSCI EAFE Index Fund(a)(b)	3,064,239	233,678,866
iShares S&P MidCap 400 Index Fund(a)	842,439	71,270,340
iShares S&P SmallCap 600 Index Fund(a)(b)	551,820	37,452,023

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $345,123,365)		430,574,095

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—10.82%

CERTIFICATES OF DEPOSIT(c)—0.27%
Credit Suisse First Boston NY
5.28%-5.43%, 04/23/07-08/21/07	$1,340,695	1,340,695
Deutsche Bank AG
5.35%, 08/08/07	1,675,868	1,675,868

		3,016,563
COMMERCIAL PAPER(c)—2.14%
Amstel Funding Corp.
5.22%, 04/16/07-04/17/07(d)	637,574	636,221
BNP Paribas Finance Inc.
5.11%, 06/06/07	234,621	232,455
Bryant Park Funding LLC
5.28%, 04/23/07(d)	1,005,521	1,002,424
Cheyne Finance LLC
5.24%, 04/12/07-04/23/07(d)	502,760	501,492
Concord Minutemen Capital Co. LLC
5.29%, 04/17/07(d)	1,005,521	1,003,304
Crown Point Capital Co. LLC
5.20%-5.28%, 04/04/07-07/18/07(d)	2,794,026	2,781,268

Edison Asset Securitization LLC
5.21%-5.39%, 04/02/07-04/11/07(d)	1,618,506	1,618,144
Five Finance Inc.
5.22%, 04/20/07(d)	308,360	307,555
General Electric Capital Corp.
5.11%-5.20%, 06/04/07-07/17/07(d)	1,173,107	1,158,343
Giro Funding Corp.
5.29%, 04/23/07(d)	670,347	668,278
Grampian Funding LLC
5.13%-5.23%, 04/23/07-06/06/07(d)	1,307,177	1,296,934
Irish Permanent Treasury PLC
5.18%, 07/10/07(d)	335,174	330,399
KKR Atlantic Funding Trust
5.29%-5.30%, 04/23/07-04/27/07(d)	1,005,521	1,002,119
KKR Pacific Funding Trust
5.29%, 04/24/07(d)	502,760	501,135
Lexington Parker Capital Co. LLC
5.18%-5.20%, 05/17/07-07/25/07(d)	846,970	836,462
Lockhart Funding LLC
5.25%, 05/04/07-05/14/07(d)	1,512,276	1,504,968
Nationwide Building Society
5.21%, 04/13/07(d)	636,830	635,816
Nestle Capital Corp.
5.19%, 08/09/07	402,208	394,728
Park Granada LLC
5.50%, 04/02/07(d)	1,413,259	1,413,259
Park Sienna LLC
5.50%, 04/02/07(d)	134,069	134,069
Sedna Finance Inc.
5.22%, 04/17/07(d)	382,098	381,267
Simba Funding Corp.
5.20%, 07/23/07(d)	670,347	659,502
Societe Generale
5.18%, 05/16/07	1,675,868	1,665,257
Tulip Funding Corp.
5.30%, 04/26/07(d)	905,907	902,706
Variable Funding Capital Corp.
5.41%, 04/02/07(d)	1,092,210	1,092,210
Westpac Banking Corp.
5.20%, 07/12/07(d)	603,312	594,511
Zela Finance Inc.
5.20%, 07/16/07(d)	402,208	396,108

		23,650,934
MEDIUM-TERM NOTES(c)—0.16%
Bank of America N.A.
5.28%, 04/20/07	167,587	167,587
Cullinan Finance Corp.
5.71%, 06/28/07(d)	502,760	502,760
K2 USA LLC
5.39%, 06/04/07(d)	502,760	502,760
Sigma Finance Inc.
5.51%, 06/18/07(d)	549,685	549,685

		1,722,792

MONEY MARKET FUNDS—0.39%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.31%(a)(e)	4,351,139	4,351,139

		4,351,139
REPURCHASE AGREEMENTS(c)—2.80%
Banc of America Securities LLC 5.49%, dated 3/30/07, due 4/2/07, maturity value $1,341,307 (collateralized by non-U.S. Government debt securities, value $1,382,429, 6.00% to 7.40%, 5/15/11 to 11/15/25).	$1,340,694	1,340,694
Banc of America Securities LLC 5.49%, dated 3/30/07, due 4/2/07, maturity value $1,971,722 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $2,106,061, 3.75% to 8.50%, 5/15/08 to 6/12/46).	1,970,820	1,970,820
Bank of America N.A. 5.38%, dated 3/30/07, due 4/2/07, maturity value $1,274,230 (collateralized by U.S. Government obligations, value $1,300,557, 5.50%, 12/1/34).	1,273,659	1,273,659
Bear Stearns Companies Inc. (The) 5.50%, dated 3/30/07, due 4/2/07, maturity value $1,005,981 (collateralized by non-U.S. Government debt securities, value $1,038,080, 1.00% to 10.00%, 10/17/18 to 11/25/52).	1,005,520	1,005,520
BNP Securities Corp. 5.48%, dated 3/30/07, due 4/2/07, maturity value $1,676,633 (collateralized by non-U.S. Government debt securities, value $1,830,714, 4.50% to 7.84%, 12/1/07 to 7/15/21).	1,675,868	1,675,868
BNP Securities Corp. 5.49%, dated 3/30/07, due 4/2/07, maturity value $67,066 (collateralized by non-U.S. Government debt securities, value $70,412, 4.50% to 7.84%, 12/1/07 to 7/15/21).	67,035	67,035
Citigroup Global Markets Holdings Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $4,359,249 (collateralized by non-U.S. Government debt securities, value $4,639,229, 0.00% to 6.01%, 5/27/33 to 3/15/37).	4,357,256	4,357,256
Citigroup Global Markets Holdings Inc. 5.55%, dated 3/30/07, due 4/2/07, maturity value $737,723 (collateralized by non-U.S. Government debt securities, value $785,104, 0.00% to 6.01%, 5/27/33 to 3/15/37).	737,382	737,382
Citigroup Global Markets Holdings Inc. 5.59%, dated 3/30/07, due 4/2/07, maturity value $402,395 (collateralized by non-U.S. Government debt securities, value $428,240, 0.00% to 6.01%, 5/27/33 to 3/15/37).	402,208	402,208
Goldman Sachs Group Inc. (The) 5.48%, dated 3/30/07, due 4/2/07, maturity value $2,347,286 (collateralized by non-U.S. Government debt securities, value $2,466,227, 4.70% to 6.25%, 11/25/35 to 10/17/48).	2,346,215	2,346,215
Goldman Sachs Group Inc. (The) 5.49%, dated 3/30/07, due 4/2/07, maturity value $1,341,307 (collateralized by non-U.S. Government debt securities, value $1,409,273, 0.00% to 8.85%, 8/15/09 to 10/15/49).	1,340,694	1,340,694
Goldman Sachs Group Inc. (The) 5.49%, dated 3/30/07, due 4/2/07, maturity value $1,590,167 (collateralized by non-U.S. Government debt securities, value $1,650,609, 0.00% to 5.68%, 4/17/07 to 1/25/47).	1,589,440	1,589,440
Greenwich Capital Markets Inc. 5.59%, dated 3/30/07, due 4/2/07, maturity value $670,659 (collateralized by non-U.S. Government debt securities, value $741,018, 5.65% to 9.49%, 1/1/17 to 6/1/48).	670,347	670,347
HSBC Securities Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $335,327 (collateralized by non-U.S. Government debt securities, value $352,344, 3.73% to 5.33%, 12/1/35 to 6/1/46).	335,174	335,174

JP Morgan Securities Inc. 5.54%, dated 3/30/07, due 4/2/07, maturity value $167,664 (collateralized by non-U.S. Government debt securities, value $176,170, 4.70% to 8.75%, 6/1/10 to 3/15/32).	167,587	167,587
Lehman Brothers Holdings Inc. 5.57%, dated 3/30/07, due 4/2/07, maturity value $4,694,608 (collateralized by non-U.S. Government debt securities, value $5,969,334, 1.13% to 10.07%, 1/15/09 to 10/12/49).	4,692,430	4,692,430
Merrill Lynch & Co. Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $670,654 (collateralized by non-U.S. Government debt securities, value $691,245, 3.60% to 10.13%, 7/15/07 to 7/1/26).	670,347	670,347
Morgan Stanley 5.49%, dated 3/30/07, due 4/2/07, maturity value $3,353,268 (collateralized by non-U.S. Government debt securities, value $3,525,926, 4.22% to 8.32%, 1/17/14 to 12/20/54).	3,351,735	3,351,735
Morgan Stanley 5.49%, dated 3/30/07, due 4/2/07, maturity value $670,654 (collateralized by non-U.S. Government debt securities, value $697,510, 0.00% to 10.00%, 4/1/07 to 3/31/37).	670,347	670,347
Morgan Stanley 5.64%, dated 3/30/07, due 4/4/08, maturity value $496,517 (collateralized by non-U.S. Government debt securities, value $638,603, 0.00% to 10.00%, 4/1/07 to 3/31/37).(f)	469,243	469,243
Wachovia Capital 5.51%, dated 3/30/07, due 4/2/07, maturity value $1,810,768 (collateralized by non-U.S. Government debt securities, value $1,902,518, 0.06% to 8.32%, 5/15/09 to 3/15/49).	1,809,937	1,809,937

		30,943,938
TIME DEPOSITS(c)—0.72%
Bank of Montreal
5.25%, 04/02/07	1,358,143	1,358,143
Credit Suisse First Boston NY
5.32%, 04/03/07	3,351,735	3,351,735
Danske Bank
5.46%, 04/02/07	2,011,041	2,011,041
Deutsche Bank AG
5.25%, 04/02/07	1,173,456	1,173,456

		7,894,375
VARIABLE & FLOATING RATE NOTES(c)—4.34%
Allstate Life Global Funding II
5.30%-5.40%, 02/15/08-04/08/08(d)	1,716,088	1,716,237
American Express Centurion Bank
5.41%, 07/19/07	737,382	737,636
American Express Credit Corp.
5.42%, 03/05/08	201,104	201,194
AmeriCredit Automobile Receivables Trust
5.34%, 04/06/07	1,229	1,229
Arkle Master Issuer PLC
5.30%, 11/19/07(d)	502,760	502,760
ASIF Global Financing
5.40%, 05/03/07(d)	67,035	67,038
Australia & New Zealand Banking Group Ltd.
5.32%, 03/20/08(d)	435,726	435,726
Bank of Ireland
5.30%-5.32%, 08/14/07-02/20/08(d)	972,003	972,029

Beta Finance Inc.
5.29%-5.53%, 04/25/07-07/25/07(d)	1,709,385	1,709,407
BMW US Capital LLC
5.32%, 04/15/08(d)	670,347	670,347
BNP Paribas
5.33%, 11/19/07(d)	1,240,142	1,240,142
Brigantine High Grade Funding Ltd.
5.39%, 09/05/07(d)	643,533	643,483
Carlyle Loan Investment Ltd.
5.37%, 05/15/07-07/15/07(d)	435,726	435,726
CC USA Inc.
5.35%, 07/30/07(d)	335,174	335,187
Commodore CDO Ltd.
5.42%, 12/12/07(d)	144,091	144,091
Credit Agricole SA
5.33%, 11/23/07	670,347	670,347
Cullinan Finance Corp.
5.36%, 04/25/07(d)	167,587	167,587
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(d)	30,910	30,910
DEPFA Bank PLC
5.39%, 12/14/07(d)	670,347	670,347
Dorada Finance Inc.
5.32%-5.53%, 06/27/07-07/17/07(d)	770,899	770,906
Fifth Third Bancorp
5.32%, 02/22/08(d)	1,340,694	1,340,694
Five Finance Inc.
5.30%-5.49%, 06/29/07-07/13/07(d)	435,726	435,709
General Electric Capital Corp.
5.28%-5.44%, 07/09/07-04/24/08	703,864	703,916
Granite Master Issuer PLC
5.29%, 08/20/07(d)	2,346,215	2,346,215
Harrier Finance Funding LLC
5.11%-5.36%, 06/06/07-08/15/07(d)	1,541,798	1,535,609
Hartford Life Global Funding Trust
5.36%-5.40%, 07/13/07-03/14/08	1,005,521	1,005,568
HBOS Treasury Services PLC
5.41%, 01/24/08(d)	670,347	670,347
Holmes Financing PLC
5.29%, 07/16/07(d)	1,173,107	1,173,107
JP Morgan Securities Inc.
5.52%, 11/16/07	1,340,694	1,340,694
JPMorgan Chase & Co.
5.29%-5.57%, 07/27/07-02/29/08(f)	1,843,454	1,843,454
K2 USA LLC
5.20%-5.31%, 04/02/07-06/28/07(d)	502,760	502,753
Kestrel Funding LLC
5.30%, 07/11/07(d)	268,139	268,131
Kommunalkredit Austria AG
5.32%, 02/08/08(d)	402,208	402,208
Leafs LLC
5.32%, 01/22/08(d)	648,227	648,227
Links Finance LLC
5.28%-5.47%, 05/10/07-05/16/07(d)	737,382	737,374
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07(d)	236,332	236,332
Marshall & Ilsley Bank
5.32%, 02/15/08	368,691	368,691

Master Funding LLC
5.35%, 04/25/07-05/25/07(d)	1,213,147	1,213,147
Merrill Lynch & Co. Inc.
5.58%, 05/30/07(f)	737,382	737,382
Metropolitan Life Global Funding I
5.35%, 04/04/08(d)	1,005,521	1,005,520
Metropolitan Life Insurance Funding Agreement
5.44%, 08/01/07(d)(f)	67,035	67,035
Mound Financing PLC
5.29%, 05/08/07(d)	630,126	630,126
Natexis Banques Populaires
5.33%-5.35%, 06/20/07-02/08/08(d)	1,072,555	1,072,546
National City Bank of Indiana
5.34%, 05/21/07	335,174	335,177
Nationwide Building Society
5.36%-5.48%, 07/20/07-04/04/08(d)	2,212,145	2,212,343
Newcastle Ltd.
5.34%, 04/24/07-01/24/08(d)	672,023	671,948
Northern Rock PLC
5.38%, 02/01/08(d)	804,416	804,430
Pricoa Global Funding I
5.31%, 02/27/08(d)	904,968	904,968
Sedna Finance Inc.
5.32%-5.34%, 05/25/07-08/21/07(d)	972,003	971,999
Skandinaviska Enskilda Banken
5.32%, 02/15/08(d)	670,347	670,347
Strips III LLC
5.37%, 07/24/07(d)	132,084	132,084
SunTrust Bank
5.29%, 05/01/07	670,347	670,349
Tango Finance Corp.
5.27%-5.33%, 04/25/07-07/16/07(d)	1,635,647	1,635,608
Union Hamilton Special Funding LLC
5.35%, 06/15/07-06/21/07(d)	435,726	435,726
Wachovia Asset Securitization Inc.
5.31%, 04/25/07(d)	729,035	729,035
Wachovia Bank N.A.
5.48%, 05/22/07	1,695,978	1,695,979
Wal-Mart Stores Inc.
5.50%, 07/16/07(d)	502,760	502,858
Wells Fargo & Co.
5.33%, 11/15/07(d)	335,174	335,185
WhistleJacket Capital Ltd.
5.28%-5.35%, 04/18/07-06/13/07(d)	502,760	502,763
White Pine Finance LLC
5.28%-5.32%, 05/22/07-08/20/07(d)	2,011,041	2,010,902
Wind Master Trust
5.31%, 07/25/07(d)	268,139	268,139

		47,896,954

TOTAL SHORT-TERM INVESTMENTS
(Cost: $119,476,695)	119,476,695

TOTAL INVESTMENTS — 112.26%	1,239,162,017
Other Assets, Less Liabilities — (12.26)%	(135,286,082)

NET ASSETS — 100.00%	$1,103,875,935

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(d)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.

See accompanying notes to schedules of investments.

LIFEPATH 2040 PORTFOLIO

Schedule of Investments

March 31, 2007 (Unaudited)

The LifePath 2040 Portfolio (the “LifePath Portfolio”), a series of Barclays Global Investors Funds, invests substantially all of its assets in the LifePath 2040 Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio. The LifePath Portfolio owns a pro rata interest in the Master Portfolio’s net assets. As of March 31, 2007, the value of the LifePath Portfolio’s investment in the Master Portfolio was $406,650,792, which represents 49.81% of the Master Portfolio’s outstanding interests. The Master Portfolio’s Schedule of Investments is set forth below.

LIFEPATH 2040 MASTER PORTFOLIO

Schedule of Investments

March 31, 2007 (Unaudited)

Security		Value
MASTER PORTFOLIOS—60.80%
Active Stock Master Portfolio(a)		$431,467,959
CoreAlpha Bond Master Portfolio(a)		64,925,079

TOTAL MASTER PORTFOLIOS		496,393,038

Security	Shares	Value
EXCHANGE-TRADED FUNDS—41.27%
iShares Cohen & Steers Realty Majors Index Fund(a)(b)	475,116	49,027,220
iShares MSCI EAFE Index Fund(a)(b)	2,602,722	198,483,580
iShares S&P MidCap 400 Index Fund(a)(b)	696,973	58,963,916
iShares S&P SmallCap 600 Index Fund(a)(b)	448,899	30,466,775

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $274,426,103)		336,941,491

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—10.18%

CERTIFICATES OF DEPOSIT(c)—0.26%
Credit Suisse First Boston NY
5.28%-5.43%, 04/23/07-08/21/07	$927,735	927,735
Deutsche Bank AG
5.35%, 08/08/07	1,159,667	1,159,667

		2,087,402
COMMERCIAL PAPER(c)—2.00%
Amstel Funding Corp.
5.22%, 04/16/07-04/17/07(d)	441,188	440,250
BNP Paribas Finance Inc.
5.11%, 06/06/07	162,353	160,854
Bryant Park Funding LLC
5.28%, 04/23/07(d)	695,800	693,657
Cheyne Finance LLC
5.24%, 04/12/07-04/23/07(d)	347,900	347,022
Concord Minutemen Capital Co. LLC
5.29%, 04/17/07(d)	695,800	694,267
Crown Point Capital Co. LLC
5.20%-5.28%, 04/04/07-07/18/07(d)	1,933,411	1,924,583
Edison Asset Securitization LLC
5.21%-5.39%, 04/02/07-04/11/07(d)	1,119,974	1,119,724

Five Finance Inc.
5.22%, 04/20/07(d)	213,379	212,822
General Electric Capital Corp.
5.11%-5.20%, 06/04/07-07/17/07(d)	811,767	801,551
Giro Funding Corp.
5.29%, 04/23/07(d)	463,867	462,435
Grampian Funding LLC
5.13%-5.23%, 04/23/07-06/06/07(d)	904,540	897,452
Irish Permanent Treasury PLC
5.18%, 07/10/07(d)	231,933	228,630
KKR Atlantic Funding Trust
5.29%-5.30%, 04/23/07-04/27/07(d)	695,800	693,447
KKR Pacific Funding Trust
5.29%, 04/24/07(d)	347,900	346,775
Lexington Parker Capital Co. LLC
5.18%-5.20%, 05/17/07-07/25/07(d)	586,087	578,815
Lockhart Funding LLC
5.25%, 05/04/07-05/14/07(d)	1,046,465	1,041,408
Nationwide Building Society
5.21%, 04/13/07(d)	440,674	439,972
Nestle Capital Corp.
5.19%, 08/09/07	278,320	273,144
Park Granada LLC
5.50%, 04/02/07(d)	977,947	977,948
Park Sienna LLC
5.50%, 04/02/07(d)	92,773	92,773
Sedna Finance Inc.
5.22%, 04/17/07(d)	264,404	263,829
Simba Funding Corp.
5.20%, 07/23/07(d)	463,867	456,363
Societe Generale
5.18%, 05/16/07	1,159,667	1,152,325
Tulip Funding Corp.
5.30%, 04/26/07(d)	626,870	624,655
Variable Funding Capital Corp.
5.41%, 04/02/07(d)	755,788	755,788
Westpac Banking Corp.
5.20%, 07/12/07(d)	417,480	411,390
Zela Finance Inc.
5.20%, 07/16/07(d)	278,320	274,099

		16,365,978
MEDIUM-TERM NOTES(c)—0.15%
Bank of America N.A.
5.28%, 04/20/07	115,967	115,967
Cullinan Finance Corp.
5.71%, 06/28/07(d)	347,900	347,900
K2 USA LLC
5.39%, 06/04/07(d)	347,900	347,900
Sigma Finance Inc.
5.51%, 06/18/07(d)	380,371	380,371

		1,192,138

MONEY MARKET FUNDS—0.42%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.31%(a)(e)	3,464,123	3,464,123

		3,464,123
REPURCHASE AGREEMENTS(c)—2.62%
Banc of America Securities LLC 5.49%, dated 3/30/07, due 4/2/07, maturity value $1,364,393 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $1,457,353, 3.75% to 8.50%, 5/15/08 to 6/12/46).	$1,363,769	1,363,769
Banc of America Securities LLC 5.49%, dated 3/30/07, due 4/2/07, maturity value $928,158 (collateralized by non-U.S. Government debt securities, value $956,614, 6.00% to 7.40%, 5/15/11 to 11/15/25).	927,734	927,734
Bank of America N.A. 5.38%, dated 3/30/07, due 4/2/07, maturity value $881,742 (collateralized by U.S. Government obligations, value $899,960, 5.50%, 12/1/34).	881,347	881,347
Bear Stearns Companies Inc. (The) 5.50%, dated 3/30/07, due 4/2/07, maturity value $696,119 (collateralized by non-U.S. Government debt securities, value $718,331, 1.00% to 10.00%, 10/17/18 to 11/25/52).	695,800	695,800
BNP Securities Corp. 5.48%, dated 3/30/07, due 4/2/07, maturity value $1,160,197 (collateralized by non-U.S. Government debt securities, value $1,266,818, 4.50% to 7.84%, 12/1/07 to 7/15/21).	1,159,667	1,159,667
BNP Securities Corp. 5.49%, dated 3/30/07, due 4/2/07, maturity value $46,408 (collateralized by non-U.S. Government debt securities, value $48,724, 4.50% to 7.84%, 12/1/07 to 7/15/21).	46,387	46,387
Citigroup Global Markets Holdings Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $3,016,514 (collateralized by non-U.S. Government debt securities, value $3,210,255, 0.00% to 6.01%, 5/27/33 to 3/15/37).	3,015,135	3,015,135
Citigroup Global Markets Holdings Inc. 5.55%, dated 3/30/07, due 4/2/07, maturity value $510,490 (collateralized by non-U.S. Government debt securities, value $543,277, 0.00% to 6.01%, 5/27/33 to 3/15/37).	510,254	510,254
Citigroup Global Markets Holdings Inc. 5.59%, dated 3/30/07, due 4/2/07, maturity value $278,450 (collateralized by non-U.S. Government debt securities, value $296,334, 0.00% to 6.01%, 5/27/33 to 3/15/37).	278,320	278,320
Goldman Sachs Group Inc. (The) 5.48%, dated 3/30/07, due 4/2/07, maturity value $1,624,275 (collateralized by non-U.S. Government debt securities, value $1,706,580, 4.70% to 6.25%, 11/25/35 to 10/17/48).	1,623,534	1,623,534
Goldman Sachs Group Inc. (The) 5.49%, dated 3/30/07, due 4/2/07, maturity value $1,100,364 (collateralized by non-U.S. Government debt securities, value $1,142,189, 0.00% to 5.68%, 4/17/07 to 1/25/47).	1,099,861	1,099,861
Goldman Sachs Group Inc. (The) 5.49%, dated 3/30/07, due 4/2/07, maturity value $928,158 (collateralized by non-U.S. Government debt securities, value $975,189, 0.00% to 8.85%, 8/15/09 to 10/15/49).	927,734	927,734
Greenwich Capital Markets Inc. 5.59%, dated 3/30/07, due 4/2/07, maturity value $464,083 (collateralized by non-U.S. Government debt securities, value $512,770, 5.65% to 9.49%, 1/1/17 to 6/1/48).	463,867	463,867
HSBC Securities Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $232,039 (collateralized by non-U.S. Government debt securities, value $243,815, 3.73% to 5.33%, 12/1/35 to 6/1/46).	231,933	231,933

JP Morgan Securities Inc. 5.54%, dated 3/30/07, due 4/2/07, maturity value $116,021 (collateralized by non-U.S. Government debt securities, value $121,906, 4.70% to 8.75%, 6/1/10 to 3/15/32).	115,967	115,967
Lehman Brothers Holdings Inc. 5.57%, dated 3/30/07, due 4/2/07, maturity value $3,248,575 (collateralized by non-U.S. Government debt securities, value $4,130,661, 1.13% to 10.07%, 1/15/09 to 10/12/49).	3,247,068	3,247,068
Merrill Lynch & Co. Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $464,079 (collateralized by non-U.S. Government debt securities, value $478,328, 3.60% to 10.13%, 7/15/07 to 7/1/26).	463,867	463,867
Morgan Stanley 5.49%, dated 3/30/07, due 4/2/07, maturity value $2,320,396 (collateralized by non-U.S. Government debt securities, value $2,439,871, 4.22% to 8.32%, 1/17/14 to 12/20/54).	2,319,335	2,319,335
Morgan Stanley 5.49%, dated 3/30/07, due 4/2/07, maturity value $464,079 (collateralized by non-U.S. Government debt securities, value $482,663, 0.00% to 10.00%, 4/1/07 to 3/31/37).	463,867	463,867
Morgan Stanley 5.64%, dated 3/30/07, due 4/4/08, maturity value $343,580 (collateralized by non-U.S. Government debt securities, value $441,900, 0.00% to 10.00%, 4/1/07 to 3/31/37).(f)	324,707	324,707
Wachovia Capital 5.51%, dated 3/30/07, due 4/2/07, maturity value $1,253,016 (collateralized by non-U.S. Government debt securities, value $1,316,505, 0.06% to 8.32%, 5/15/09 to 3/15/49).	1,252,441	1,252,441

		21,412,594
TIME DEPOSITS(c)—0.67%
Bank of Montreal
5.25%, 04/02/07	939,808	939,808
Credit Suisse First Boston NY
5.32%, 04/03/07	2,319,335	2,319,335
Danske Bank
5.46%, 04/02/07	1,391,601	1,391,601
Deutsche Bank AG
5.25%, 04/02/07	812,008	812,008

		5,462,752
VARIABLE & FLOATING RATE NOTES(c)—4.06%
Allstate Life Global Funding II
5.30%-5.40%, 02/15/08-04/08/08(d)	1,187,499	1,187,608
American Express Centurion Bank
5.41%, 07/19/07	510,254	510,430
American Express Credit Corp.
5.42%, 03/05/08	139,160	139,222
AmeriCredit Automobile Receivables Trust
5.34%, 04/06/07	850	850
Arkle Master Issuer PLC
5.30%, 11/19/07(d)	347,900	347,900
ASIF Global Financing
5.40%, 05/03/07(d)	46,387	46,389
Australia & New Zealand Banking Group Ltd.
5.32%, 03/20/08(d)	301,513	301,513
Bank of Ireland
5.30%-5.32%, 08/14/07-02/20/08(d)	672,607	672,625

Beta Finance Inc.
5.29%-5.53%, 04/25/07-07/25/07(d)	1,182,861	1,182,876
BMW US Capital LLC
5.32%, 04/15/08(d)	463,867	463,867
BNP Paribas
5.33%, 11/19/07(d)	858,154	858,154
Brigantine High Grade Funding Ltd.
5.39%, 09/05/07(d)	445,312	445,278
Carlyle Loan Investment Ltd.
5.37%, 05/15/07-07/15/07(d)	301,513	301,514
CC USA Inc.
5.35%, 07/30/07(d)	231,933	231,943
Commodore CDO Ltd.
5.42%, 12/12/07(d)	99,708	99,708
Credit Agricole SA
5.33%, 11/23/07	463,867	463,867
Cullinan Finance Corp.
5.36%, 04/25/07(d)	115,967	115,967
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(d)	21,389	21,389
DEPFA Bank PLC
5.39%, 12/14/07(d)	463,867	463,867
Dorada Finance Inc.
5.32%-5.53%, 06/27/07-07/17/07(d)	533,447	533,451
Fifth Third Bancorp
5.32%, 02/22/08(d)	927,734	927,734
Five Finance Inc.
5.30%-5.49%, 06/29/07-07/13/07(d)	301,513	301,502
General Electric Capital Corp.
5.28%-5.44%, 07/09/07-04/24/08	487,060	487,096
Granite Master Issuer PLC
5.29%, 08/20/07(d)	1,623,534	1,623,534
Harrier Finance Funding LLC
5.11%-5.36%, 06/06/07-08/15/07(d)	1,066,894	1,062,611
Hartford Life Global Funding Trust
5.36%-5.40%, 07/13/07-03/14/08	695,800	695,833
HBOS Treasury Services PLC
5.41%, 01/24/08(d)	463,867	463,867
Holmes Financing PLC
5.29%, 07/16/07(d)	811,767	811,767
JP Morgan Securities Inc.
5.52%, 11/16/07	927,734	927,734
JPMorgan Chase & Co.
5.29%-5.57%, 07/27/07-02/29/08(f)	1,275,634	1,275,634
K2 USA LLC
5.20%-5.31%, 04/02/07-06/28/07(d)	347,900	347,895
Kestrel Funding LLC
5.30%, 07/11/07(d)	185,547	185,541
Kommunalkredit Austria AG
5.32%, 02/08/08(d)	278,320	278,320
Leafs LLC
5.32%, 01/22/08(d)	448,560	448,560
Links Finance LLC
5.28%-5.47%, 05/10/07-05/16/07(d)	510,254	510,248
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07(d)	163,537	163,537
Marshall & Ilsley Bank
5.32%, 02/15/08	255,127	255,127

Master Funding LLC
5.35%, 04/25/07-05/25/07(d)	839,474	839,474
Merrill Lynch & Co. Inc.
5.58%, 05/30/07(f)	510,254	510,254
Metropolitan Life Global Funding I
5.35%, 04/04/08(d)	695,800	695,800
Metropolitan Life Insurance Funding Agreement
5.44%, 08/01/07(d)(f)	46,387	46,387
Mound Financing PLC
5.29%, 05/08/07(d)	436,035	436,035
Natexis Banques Populaires
5.33%-5.35%, 06/20/07-02/08/08(d)	742,187	742,181
National City Bank of Indiana
5.34%, 05/21/07	231,933	231,936
Nationwide Building Society
5.36%-5.48%, 07/20/07-04/04/08(d)	1,530,761	1,530,897
Newcastle Ltd.
5.34%, 04/24/07-01/24/08(d)	465,027	464,974
Northern Rock PLC
5.38%, 02/01/08(d)	556,640	556,650
Pricoa Global Funding I
5.31%, 02/27/08(d)	626,220	626,220
Sedna Finance Inc.
5.32%-5.34%, 05/25/07-08/21/07(d)	672,607	672,604
Skandinaviska Enskilda Banken
5.32%, 02/15/08(d)	463,867	463,867
Strips III LLC
5.37%, 07/24/07(d)	91,399	91,399
SunTrust Bank
5.29%, 05/01/07	463,867	463,868
Tango Finance Corp.
5.27%-5.33%, 04/25/07-07/16/07(d)	1,131,835	1,131,809
Union Hamilton Special Funding LLC
5.35%, 06/15/07-06/21/07(d)	301,513	301,514
Wachovia Asset Securitization Inc.
5.31%, 04/25/07(d)	504,478	504,477
Wachovia Bank N.A.
5.48%, 05/22/07	1,173,583	1,173,584
Wal-Mart Stores Inc.
5.50%, 07/16/07(d)	347,900	347,968
Wells Fargo & Co.
5.33%, 11/15/07(d)	231,933	231,942
WhistleJacket Capital Ltd.
5.28%-5.35%, 04/18/07-06/13/07(d)	347,900	347,903
White Pine Finance LLC
5.28%-5.32%, 05/22/07-08/20/07(d)	1,391,601	1,391,504
Wind Master Trust
5.31%, 07/25/07(d)	185,547	185,547

		33,143,752

TOTAL SHORT-TERM INVESTMENTS
(Cost: $83,128,739)		83,128,739

TOTAL INVESTMENTS — 112.25%		916,463,268
Other Assets, Less Liabilities — (12.25)%		(100,009,195)

NET ASSETS — 100.00%		$816,454,073

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(d)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.

See accompanying notes to schedules of investments.

PRIME MONEY MARKET FUND

Schedule of Investments

March 31, 2007 (Unaudited)

The Prime Money Market Fund (the “Fund”), a series of Barclays Global Investors Funds, invests substantially all of its assets in the Prime Money Market Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio. The Fund owns a pro rata interest in the Master Portfolio’s net assets. As of March 31, 2007, the value of the Fund’s investment in the Master Portfolio was $8,033,499,594, which represents 88.06% of the Master Portfolio’s outstanding interests. The Master Portfolio’s Schedule of Investments is set forth below.

PRIME MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

March 31, 2007 (Unaudited)

Security	Face Amount	Value
CERTIFICATES OF DEPOSIT—3.38%
Credit Suisse First Boston NY
5.40%, 06/04/07	$100,000,000	$100,000,000
HBOS Treasury Services
5.36%, 11/13/07	80,000,000	80,000,000
Rabobank Nederland NV NY
5.25%, 09/06/07	48,800,000	48,791,337
Royal Bank of Scotland NY
5.35%, 11/16/07	80,000,000	80,000,000

TOTAL CERTIFICATES OF DEPOSIT
(Cost: $308,791,337)		308,791,337

Security	Face Amount	Value
COMMERCIAL PAPER—28.33%
Amstel Funding Corp.
5.28%, 04/18/07	150,000,000	149,604,000
Cheyne Finance LLC
5.38%, 10/31/07(a)	30,000,000	29,996,482
Concord Minutemen Capital Co. LLC
5.19%, 08/15/07	25,000,000	24,506,229
5.21%, 08/28/07	60,000,000	58,697,500
Crown Point Capital Co. LLC
5.28%, 04/05/07	300,000,000	299,779,999
Curzon Funding LLC
5.25%, 05/15/07	80,000,000	79,475,000
Five Finance Inc.
5.21%, 04/16/07(a)	34,000,000	33,921,270
5.22%, 04/23/07(a)	30,000,000	29,899,950
General Electric Capital Corp.
5.05%, 09/07/07	40,000,000	39,102,222
5.07%, 09/07/07	40,000,000	39,098,666
5.15%, 10/19/07	75,000,000	72,832,709
5.19%, 07/16/07	80,000,000	78,765,933
Giro Multi-Funding Corp.
5.30%, 04/16/07	72,951,000	72,779,160
Grampian Funding LLC
5.14%, 09/19/07	100,000,000	97,546,611
5.16%, 06/06/07(a)	35,000,000	34,663,884
5.18%, 07/06/07	50,000,000	49,302,139
K2 USA LLC
5.21%, 04/12/07(a)	47,900,000	47,816,813
Lexington Parker Capital CP
5.20%, 07/25/07	25,000,000	24,581,111
5.24%, 06/05/07	36,304,000	35,955,240
Nationwide Building Society
5.21%, 08/08/07	85,500,000	83,891,412
5.24%, 06/14/07	50,000,000	49,454,167
Nelnet Student Asset Funding Extendable CP LLC
5.26%, 05/07/07	101,316,000	100,768,275
5.30%, 04/19/07	97,309,000	97,036,805
Nestle Capital Corp.
5.19%, 08/09/07(a)	25,000,000	24,527,855
Park Granada LLC
5.28%, 05/24/07	40,000,000	39,683,200
Polonius Inc.
5.24%, 06/11/07	46,500,000	46,012,680
5.30%, 04/16/07	53,010,000	52,885,132

Scaldis Capital LLC
5.14%, 09/21/07	100,000,000	97,515,667
Sedna Finance Inc.
5.22%, 04/20/07(a)	56,000,000	55,837,600
Simba Funding Corp.
5.24%, 06/12/07	101,368,000	100,290,909
Societe Generale North America Inc.
5.10%, 08/13/07	125,000,000	122,611,718
5.14%, 06/06/07	30,000,000	29,713,296
5.17%, 06/08/07	100,000,000	99,010,043
Sydney Capital Corp.
5.24%, 06/12/07	31,840,000	31,501,682
Tango Finance Corp.
5.24%, 06/25/07	23,000,000	22,712,091
Thames Asset Global Securitization No. 1 Inc.
5.24%, 06/15/07	40,000,000	39,557,511
5.24%, 06/26/07	40,000,000	39,493,467
UBS Finance Delaware LLC
5.20%, 07/17/07	75,000,000	73,831,125
Unicredito Italiano Bank Ireland
5.21%, 05/07/07(a)	80,000,000	79,571,623

TOTAL COMMERCIAL PAPER
(Cost: $2,584,230,946)		2,584,231,176

Security	Face Amount	Value
MEDIUM-TERM NOTES—2.15%
Cullinan Finance Corp.
5.36%, 04/25/07(a)	31,000,000	31,000,000
5.40%, 02/05/08(a)	75,000,000	75,000,000
5.44%, 08/23/07(a)	25,000,000	25,000,000
Sigma Finance Inc.
5.35%, 04/27/07(a)	65,000,000	64,999,519

TOTAL MEDIUM-TERM NOTES
(Cost: $195,999,519)		195,999,519

Security	Face Amount	Value
REPURCHASE AGREEMENTS—16.39%
Banc of America Securities LLC Tri-Party, 5.49%, dated 3/30/07, due 4/2/07, maturity value $100,045,750 (collateralized by non-U.S. Government debt securities, value $108,005,616, 5.40% to 8.38%, 9/15/09 to 11/15/25).	100,000,000	100,000,000
Banc of America Securities LLC Tri-Party, 5.49%, dated 3/30/07, due 4/2/07, maturity value $300,137,250 (collateralized by non-U.S. Government debt securities, value $324,016,846, 5.40% to 8.38%, 9/15/09 to 11/15/25).	300,000,000	300,000,000
Bank of America N.A. Tri-Party, 5.38%, dated 3/30/07, due 4/2/07, maturity value $40,017,933 (collateralized by U.S. Government obligations, value $40,800,000, 5.00%, 3/1/34).	40,000,000	40,000,000
Bear Sterns Companies Inc. (The) Tri-Party, 5.38%, dated 3/30/07, due 4/2/07, maturity value $200,089,667 (collateralized by non-U.S. Government debt securities, value $204,003,543, 3.50% to 10.00%, 1/1/09 to 4/1/37).	200,000,000	200,000,000
Credit Suisse First Boston Inc. Tri-Party, 5.38%, dated 3/30/07, due 4/2/07, maturity value $40,017,933 (collateralized by U.S. Government obligations, value $40,801,490, 0.00%, 12/1/13 to 4/1/37).	40,000,000	40,000,000
Goldman Sachs & Co. Tri-Party, 5.37%, dated 3/30/07, due 4/2/07, maturity value $50,022,375 (collateralized by U.S. Government obligations, value $51,500,001, 4.50% to 6.25%, 8/15/14 to 8/25/34).	50,000,000	50,000,000

Goldman Sachs Group Inc. Tri-Party, 5.49%, dated 3/30/07, due 4/2/07, maturity value $150,068,625 (collateralized by non-U.S. Government debt securities, value $157,500,002, 0.00%, 3/6/14 to 3/6/17).	150,000,000	150,000,000
Goldman Sachs Group Inc. Tri-Party, 5.59%, dated 3/30/07, due 4/2/07, maturity value $150,069,875 (collateralized by non-U.S. Government debt securities, value $157,500,001, 0.00%, 6/25/33 to 2/25/47).	150,000,000	150,000,000
Lehman Borthers Inc. Tri-Party, 5.37%, dated 3/30/07, due 4/2/07, maturity value $50,022,375 (collateralized by U.S. Government obligations, value $51,004,484, 0.00%, 1/1/13 to 4/1/40).	50,000,000	50,000,000
Lehman Brothers Holdings Inc. Tri-Party, 5.49%, dated 3/30/07, due 4/2/07, maturity value $150,068,625 (collateralized by non-U.S. Government debt securities, value $157,504,862, 0.00% to 8.89%, 1/18/11 to 10/15/49).	150,000,000	150,000,000
Lehman Brothers Holdings Inc. Tri-Party, 5.49%, dated 3/30/07, due 4/2/07, maturity value $225,102,938 (collateralized by non-U.S. Government debt securities, value $236,251,000, 0.00% to 10.00%, 7/14/11 to 11/15/48).	225,000,000	225,000,000
Merrill Lynch & Co. Inc. Tri-Party, 5.38%, dated 3/30/07, due 4/2/07, maturity value $40,017,933 (collateralized by non-U.S. Government debt securities, value $40,801,594, 3.63% to 5.25%, 5/15/13 to 11/15/28).	40,000,000	40,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost: $1,495,000,000)		1,495,000,000

Security	Face Amount	Value
TIME DEPOSITS—3.29%
Canadian Imperial Bank of Commerce
5.44%, 04/02/07	270,000,000	270,000,000
Deutsche Bank AG
5.25%, 04/02/07	30,308,000	30,308,000

TOTAL TIME DEPOSITS
(Cost: $300,308,000)		300,308,000

Security	Face Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS—3.84%
3M Co.
5.66%, 12/12/07(a)	50,000,000	50,127,925
Bear Stearns Cos. (The) Inc.
5.36%, 04/09/07(b)	300,000,000	300,000,000

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost: $350,127,925)		350,127,925

Security	Face Amount	Value
VARIABLE & FLOATING RATE NOTES—42.29%
Allstate Life Global Funding II
5.30%, 03/04/08	45,000,000	45,000,000
5.33%, 03/27/08(a)	160,000,000	160,004,642
5.36%, 02/15/08(a)	85,000,000	85,020,581
5.37%, 04/08/08(a)	58,000,000	58,006,855
Arkle Master Issuer PLC Series 2006-1A Class 1A
5.30%, 11/19/07(a)	50,000,000	50,000,000
ASIF Global Financing
5.34%, 04/23/08(a)	75,000,000	74,997,614
Bank of America N.A.
5.28%, 04/20/07	50,000,000	50,000,000
Beta Finance Inc.
5.53%, 06/27/07(a)	55,000,000	55,004,714
Brigantine High Grade Funding Ltd.
5.40%, 09/05/07(a)	55,000,000	54,995,704
Carlyle Loan Investment Ltd. Series 2006-2A Class 1
5.37%, 05/15/07(a)	15,000,000	15,000,000
Carlyle Loan Investment Ltd. Series 2006-3A Class 1
5.37%, 07/15/07(a)	62,000,000	62,000,000
Citigroup Global Markets Holdings Inc.
5.32%, 04/30/07	350,000,000	350,000,000
DEPFA Bank PLC
5.39%, 12/14/07	50,000,000	50,000,000
Dorada Finance Inc.
5.53%, 06/27/07(a)	70,000,000	70,005,999

Five Finance Inc.
5.30%, 06/29/07(a)	60,000,000	59,997,042
General Electric Capital Corp.
5.28%, 04/24/08	65,000,000	65,000,000
Giro Funding US Corp.
5.31%, 04/26/07	50,000,000	50,000,000
Harrier Finance Funding LLC
5.33%, 08/13/07(a)	45,000,000	45,003,287
Hartford Life Global Funding Trust
5.36%, 03/14/08	100,000,000	100,000,000
Holmes Financing PLC Series 10A Class 1A
5.29%, 07/16/07(a)	150,000,000	150,000,000
Holmes Master Issuer PLC Series 2006-1A Class 1A
5.30%, 10/15/07(a)	93,000,000	93,000,000
ING USA Annuity & Life Insurance Co.
5.45%, 01/10/08(a)(b)	45,000,000	45,000,000
K2 USA LLC
5.32%, 06/28/07(a)	60,000,000	59,998,538
Kestrel Funding LLC
5.30%, 07/11/07(a)	35,000,000	34,998,955
Leafs LLC
5.32%, 12/20/07(a)	49,532,189	49,532,189
5.32%, 01/22/08	51,899,721	51,899,722
Links Finance LLC
5.28%, 05/10/07(a)	85,000,000	84,999,049
5.48%, 05/16/07(a)	55,000,000	54,999,307
Lothian Mortgages Master Issuer PLC Series 2006-1A Class A1
5.29%, 04/24/07(a)	48,169,277	48,169,278
Merrill Lynch & Co. Inc.
5.59%, 05/30/07(b)	65,000,000	65,000,000
Metropolitan Life Global Funding I
5.35%, 04/04/08(a)	139,680,000	139,686,368
Metropolitan Life Insurance Funding
5.44%, 08/01/07(b)	15,000,000	15,000,000
5.46%, 07/25/07(b)	50,000,000	50,000,000
Morgan Stanley
5.36%, 04/02/08(a)	100,000,000	100,000,000
Mound Financing PLC Series 5A Class 1A
5.29%, 05/08/07(a)	81,000,000	81,000,000
Nationwide Building Society
5.37%, 04/04/08(a)	100,000,000	100,000,000
5.43%, 01/28/08(a)	50,000,000	50,000,000
Newcastle CDO Ltd. Series 2005-6A Class IM1
5.34%, 04/24/07(a)	45,000,000	44,999,147
Newcastle CDO Ltd. Series 2005-6A Class IM2
5.34%, 01/24/08(a)	35,000,000	34,994,275
Rabobank Nederland NV
5.32%, 03/14/08(a)	140,000,000	140,000,000
Sedna Finance Inc.
5.32%, 05/25/07(a)	55,000,000	54,999,172
Strips III LLC
5.37%, 07/24/07(a)	18,732,781	18,732,781
Tango Finance Corp.
5.27%, 07/11/07(a)	55,000,000	54,996,987
5.31%, 06/21/07(a)	40,000,000	39,999,095
5.31%, 06/15/07(a)	50,000,000	49,999,552
5.34%, 07/16/07(a)	53,000,000	52,998,324
Union Hamilton Special Funding LLC
5.35%, 09/28/07(a)	100,000,000	100,000,000
Union Hamilton Special Funding LLC Series F
5.35%, 06/21/07(a)	50,000,000	50,000,000
Wachovia Asset Securitization Inc. Series 2004-HM1A Class A
5.31%, 08/25/09(a)	16,853,505	16,853,505

Wachovia Asset Securitization Inc. Series 2004-HM2A Class AMM
5.31%, 09/25/09(a)	58,194,317	58,194,317
Wal-Mart Stores Inc.
5.50%, 07/15/07(a)	10,000,000	10,001,965
WhistleJacket Capital Ltd.
5.28%, 04/18/07(a)	60,000,000	59,999,409
5.35%, 06/13/07(a)	45,000,000	45,001,159
White Pine Finance LLC
5.28%, 07/16/07(a)	70,000,000	69,995,884
5.31%, 05/22/07(a)	70,000,000	69,997,508
5.32%, 08/20/07(a)	80,000,000	79,991,149
Wind Master Trust
5.31%, 07/25/07(a)	32,870,000	32,870,000

TOTAL VARIABLE & FLOATING RATE NOTES
(Cost: $3,857,944,240)		3,857,944,073

TOTAL INVESTMENTS IN SECURITIES — 99.67%
(Cost: $9,092,401,967)		9,092,402,030
Other Assets, Less Liabilities — 0.33%		30,342,793

NET ASSETS — 100.00%		$9,122,744,823

(a)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(b)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.

See accompanying notes to schedules of investments.

S&P 500 STOCK FUND

Schedule of Investments

March 31, 2007 (Unaudited)

The S&P 500 Stock Fund (the “Fund”), a series of Barclays Global Investors Funds, invests substantially all of its assets in the S&P 500 Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio. The Fund owns a pro rata interest in the Master Portfolio’s net assets. As of March 31, 2007, the value of the Fund’s investment in the Master Portfolio was $269,477,638, which represents 9.77% of the Master Portfolio’s outstanding interests. The Master Portfolio’s Schedule of Investments is set forth below.

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments

March 31, 2007 (Unaudited)

Security	Shares	Value
COMMON STOCKS—99.17%

ADVERTISING—0.18%
Interpublic Group of Companies Inc.(a)(b)	94,573	$1,164,194
Omnicom Group Inc.(b)	36,533	3,740,249

		4,904,443
AEROSPACE & DEFENSE—2.16%
Boeing Co. (The)	169,218	15,045,172
General Dynamics Corp.	86,555	6,612,802
Goodrich Corp.(b)	26,735	1,376,318
L-3 Communications Holdings Inc.	26,692	2,334,749
Lockheed Martin Corp.	76,171	7,390,110
Northrop Grumman Corp.	73,867	5,482,409
Raytheon Co.	95,079	4,987,844
Rockwell Collins Inc.	36,070	2,414,165
United Technologies Corp.	214,778	13,960,570

		59,604,139
AGRICULTURE—2.00%
Altria Group Inc.	448,619	39,393,234
Archer-Daniels-Midland Co.	140,543	5,157,928
Monsanto Co.	116,207	6,386,737
Reynolds American Inc.(b)	36,617	2,285,267
UST Inc.(b)	34,349	1,991,555

		55,214,721
AIRLINES—0.09%
Southwest Airlines Co.(b)	169,147	2,486,461

		2,486,461
APPAREL—0.46%
Coach Inc.(a)	78,549	3,931,377
Jones Apparel Group Inc.	23,719	728,885
Liz Claiborne Inc.(b)	21,916	939,101
Nike Inc. Class B	40,323	4,284,722
Polo Ralph Lauren Corp.	13,028	1,148,418
VF Corp.(b)	19,068	1,575,398

		12,607,901

AUTO MANUFACTURERS—0.39%
Ford Motor Co.(b)	403,690	3,185,114
General Motors Corp.	120,915	3,704,836
PACCAR Inc.(b)	53,076	3,895,778

		10,785,728
AUTO PARTS & EQUIPMENT—0.19%
Goodyear Tire & Rubber Co. (The)(a)	37,341	1,164,666
Johnson Controls Inc.(b)	41,854	3,960,225

		5,124,891
BANKS—6.45%
Bank of America Corp.	961,253	49,043,128
Bank of New York Co. Inc. (The)	163,458	6,628,222
BB&T Corp.	115,670	4,744,783
Comerica Inc.	34,132	2,017,884
Commerce Bancorp Inc.	40,114	1,339,005
Compass Bancshares Inc.(b)	27,702	1,905,898
Fifth Third Bancorp (b)	119,330	4,616,878
First Horizon National Corp.(b)	26,713	1,109,391
Huntington Bancshares Inc.	50,128	1,095,297
KeyCorp	85,823	3,215,788
M&T Bank Corp.(b)	16,557	1,917,797
Marshall & Ilsley Corp.(b)	54,561	2,526,720
Mellon Financial Corp.(b)	88,747	3,828,546
National City Corp.	126,680	4,718,830
Northern Trust Corp.(b)	40,042	2,408,126
PNC Financial Services Group	74,115	5,334,057
Regions Financial Corp.(b)	155,924	5,515,032
State Street Corp.(b)	71,429	4,625,028
SunTrust Banks Inc.	76,502	6,352,726
Synovus Financial Corp.(b)	69,769	2,256,329
U.S. Bancorp(b)	379,058	13,255,658
Wachovia Corp.	409,200	22,526,460
Wells Fargo & Co.	725,760	24,987,917
Zions Bancorporation	22,825	1,929,169

		177,898,669
BEVERAGES—2.06%
Anheuser-Busch Companies Inc.	164,478	8,299,560
Brown-Forman Corp. Class B	16,891	1,107,374
Coca-Cola Co. (The)	436,411	20,947,728
Coca-Cola Enterprises Inc.	59,402	1,202,890
Constellation Brands Inc. Class A(a)(b)	44,534	943,230
Molson Coors Brewing Co. Class B	9,747	922,261
Pepsi Bottling Group Inc.	28,850	920,027
PepsiCo Inc.	351,448	22,338,035

		56,681,105
BIOTECHNOLOGY—1.00%
Amgen Inc.(a)	249,646	13,950,218
Biogen Idec Inc.(a)	73,958	3,282,256
Celgene Corp.(a)	79,632	4,177,495
Genzyme Corp.(a)(b)	56,186	3,372,284
MedImmune Inc.(a)(b)	52,260	1,901,741
Millipore Corp.(a)	11,780	853,697

		27,537,691
BUILDING MATERIALS—0.15%
American Standard Companies Inc.(b)	37,179	1,971,231
Masco Corp.	84,524	2,315,958

		4,287,189

CHEMICALS—1.40%
Air Products & Chemicals Inc.(b)	47,095	3,483,146
Ashland Inc.	13,437	881,467
Dow Chemical Co. (The)	204,351	9,371,537
Du Pont (E.I.) de Nemours and Co.(b)	196,799	9,727,775
Eastman Chemical Co.(b)	17,716	1,121,954
Ecolab Inc.(b)	38,152	1,640,536
Hercules Inc.(a)	23,512	459,424
International Flavors & Fragrances Inc.	16,716	789,330
PPG Industries Inc.(b)	35,296	2,481,662
Praxair Inc.(b)	69,037	4,346,570
Rohm & Haas Co.(b)	30,199	1,561,892
Sherwin-Williams Co. (The)(b)	23,704	1,565,412
Sigma-Aldrich Corp.	28,068	1,165,383

		38,596,088
COAL—0.14%
CONSOL Energy Inc.(b)	38,858	1,520,514
Peabody Energy Corp.	56,341	2,267,162

		3,787,676
COMMERCIAL SERVICES—0.70%
Apollo Group Inc. Class A(a)	29,694	1,303,567
Block (H & R) Inc.	68,771	1,446,942
Convergys Corp.(a)(b)	29,501	749,620
Donnelley (R.R.) & Sons Co.	46,260	1,692,653
Equifax Inc.	26,835	978,136
McKesson Corp.	63,451	3,714,422
Monster Worldwide Inc.(a)	27,372	1,296,612
Moody’s Corp.	50,238	3,117,770
Robert Half International Inc.	36,312	1,343,907
Western Union Co.	163,842	3,596,332

		19,239,961
COMPUTERS—4.03%
Affiliated Computer Services Inc. Class A(a)	24,988	1,471,293
Apple Inc.(a)	184,899	17,178,966
Cognizant Technology Solutions Corp.(a)	30,289	2,673,610
Computer Sciences Corp.(a)	36,656	1,910,877
Dell Inc.(a)	486,067	11,281,615
Electronic Data Systems Corp.	110,811	3,067,248
EMC Corp.(a)(b)	471,676	6,532,713
Hewlett-Packard Co.	581,428	23,338,520
International Business Machines Corp.	322,421	30,391,403
Lexmark International Inc. Class A(a)(b)	21,098	1,233,389
NCR Corp.(a)(b)	37,910	1,810,961
Network Appliance Inc.(a)	79,880	2,917,218
SanDisk Corp.(a)(b)	48,651	2,130,914
Sun Microsystems Inc.(a)	770,926	4,633,265
Unisys Corp.(a)(b)	71,803	605,299

		111,177,291

COSMETICS & PERSONAL CARE—2.00%
Avon Products Inc.(b)	95,007	3,539,961
Colgate-Palmolive Co.	110,022	7,348,369
Estee Lauder Companies Inc. (The) Class A	27,299	1,333,556
Procter & Gamble Co.	678,276	42,839,912

		55,061,798
DISTRIBUTION & WHOLESALE—0.11%
Genuine Parts Co.(b)	36,561	1,791,489
Grainger (W.W.) Inc.(b)	15,911	1,228,966

		3,020,455
DIVERSIFIED FINANCIAL SERVICES—8.31%
American Express Co.	257,819	14,540,992
Ameriprise Financial Inc.	51,728	2,955,738
Bear Stearns Companies Inc. (The)	25,341	3,810,019
Capital One Financial Corp.	87,270	6,585,394
Chicago Mercantile Exchange Holdings Inc.	7,488	3,987,060
CIT Group Inc.	42,358	2,241,585
Citigroup Inc.	1,053,152	54,068,824
Countrywide Financial Corp.	126,036	4,239,851
E*TRADE Financial Corp. (a)	91,169	1,934,606
Federal Home Loan Mortgage Corp.	148,271	8,820,642
Federal National Mortgage Association	208,639	11,387,517
Federated Investors Inc. Class B	19,309	709,026
Franklin Resources Inc.	35,641	4,306,502
Goldman Sachs Group Inc. (The)	89,635	18,521,280
Janus Capital Group Inc.(b)	43,966	919,329
JPMorgan Chase & Co.	742,519	35,923,069
Legg Mason Inc.	28,099	2,647,207
Lehman Brothers Holdings Inc.	113,408	7,946,499
Merrill Lynch & Co. Inc.	189,180	15,450,331
Morgan Stanley	226,548	17,842,920
Rowe (T.) Price Group Inc.(b)	56,862	2,683,318
Schwab (Charles) Corp. (The)	220,594	4,034,664
SLM Corp.	87,995	3,598,996

		229,155,369
ELECTRIC—3.38%
AES Corp. (The)(a)	141,915	3,054,011
Allegheny Energy Inc.(a)(b)	35,258	1,732,578
Ameren Corp.	44,254	2,225,976
American Electric Power Co. Inc.(b)	84,555	4,122,056
CenterPoint Energy Inc.	67,058	1,203,021
CMS Energy Corp.	46,605	829,569
Consolidated Edison Inc.(b)	54,858	2,801,049
Constellation Energy Group Inc.	38,817	3,375,138
Dominion Resources Inc.	75,657	6,716,072
DTE Energy Co.(b)	37,978	1,819,146
Duke Energy Corp.(b)	268,540	5,448,677
Dynegy Inc. Class A(a)	83,003	768,608
Edison International(b)	69,680	3,423,378
Entergy Corp.	44,225	4,640,087
Exelon Corp.	143,545	9,862,977
FirstEnergy Corp.	69,435	4,599,374
FPL Group Inc.	86,443	5,287,718
Integrys Energy Group Inc.	16,052	891,047
PG&E Corp.(b)	75,099	3,625,029
Pinnacle West Capital Corp.(b)	21,434	1,034,191
PPL Corp.(b)	82,238	3,363,534
Progress Energy Inc.(b)	54,857	2,766,987
Public Service Enterprise Group Inc.	54,233	4,503,508
Southern Co. (The)	160,025	5,864,916
TECO Energy Inc.(b)	44,015	757,498
TXU Corp.	98,776	6,331,542
Xcel Energy Inc.(b)	86,864	2,144,672

		93,192,359

ELECTRICAL COMPONENTS & EQUIPMENT—0.30%
Emerson Electric Co.	171,680	7,397,691
Molex Inc.(b)	29,773	839,599

		8,237,290
ELECTRONICS—0.45%
Agilent Technologies Inc.(a)(b)	87,519	2,948,515
Applera Corp. - Applied Biosystems Group	39,078	1,155,536
Jabil Circuit Inc.	39,014	835,290
PerkinElmer Inc.	26,427	640,062
Sanmina-SCI Corp.(a)	110,847	401,266
Solectron Corp.(a)(b)	192,031	604,898
Tektronix Inc.	17,481	492,265
Thermo Fisher Scientific Inc.(a)	89,227	4,171,362
Waters Corp.(a)	21,685	1,257,730

		12,506,924
ENGINEERING & CONSTRUCTION—0.06%
Fluor Corp.	18,801	1,686,826

		1,686,826
ENTERTAINMENT—0.11%
International Game Technology Inc.	72,545	2,929,367

		2,929,367
ENVIRONMENTAL CONTROL—0.17%
Allied Waste Industries Inc.(a)	53,277	670,757
Waste Management Inc.	114,444	3,938,018

		4,608,775
FOOD—1.53%
Campbell Soup Co.(b)	48,581	1,892,230
ConAgra Foods Inc.	108,863	2,711,777
Dean Foods Co.(a)	28,739	1,343,261
General Mills Inc.	74,271	4,324,058
Heinz (H.J.) Co.	70,416	3,318,002
Hershey Co. (The)(b)	36,953	2,019,851
Kellogg Co.	53,609	2,757,111
Kraft Foods Inc.	41,958	1,328,390
Kroger Co.(b)	153,366	4,332,590
McCormick & Co. Inc. NVS	27,721	1,067,813
Safeway Inc.(b)	94,746	3,471,493
Sara Lee Corp.	159,979	2,706,845
SUPERVALU Inc.	44,600	1,742,522
Sysco Corp.	132,166	4,471,176
Tyson Foods Inc. Class A	53,338	1,035,291
Whole Foods Market Inc.(b)	30,247	1,356,578
Wrigley (William Jr.) Co.(b)	47,100	2,398,803

		42,277,791

FOREST PRODUCTS & PAPER—0.41%
International Paper Co.(b)	97,234	3,539,318
MeadWestvaco Corp.	38,931	1,200,632
Plum Creek Timber Co. Inc.(b)	38,376	1,512,782
Temple-Inland Inc.	23,119	1,381,129
Weyerhaeuser Co.	48,451	3,621,228

		11,255,089
GAS—0.25%
KeySpan Corp.	37,428	1,540,162
Nicor Inc.(b)	9,283	449,483
NiSource Inc.	57,846	1,413,756
Sempra Energy	56,028	3,418,268

		6,821,669
HAND & MACHINE TOOLS—0.10%
Black & Decker Corp.	15,293	1,248,215
Snap-On Inc.	12,210	587,301
Stanley Works (The)(b)	17,150	949,424

		2,784,940
HEALTH CARE - PRODUCTS—3.01%
Bard (C.R.) Inc.	22,085	1,755,978
Bausch & Lomb Inc.	11,453	585,935
Baxter International Inc.	139,993	7,373,431
Becton, Dickinson & Co.	52,727	4,054,179
Biomet Inc.	52,299	2,222,185
Boston Scientific Corp.(a)	252,127	3,665,927
Johnson & Johnson	621,408	37,446,046
Medtronic Inc.	247,308	12,132,930
Patterson Companies Inc.(a)(b)	29,322	1,040,638
St. Jude Medical Inc.(a)(b)	75,537	2,840,947
Stryker Corp.(b)	63,541	4,214,039
Varian Medical Systems Inc.(a)	27,662	1,319,201
Zimmer Holdings Inc.(a)(b)	51,098	4,364,280

		83,015,716
HEALTH CARE - SERVICES—1.45%
Aetna Inc.	113,559	4,972,749
Coventry Health Care Inc.(a)	34,005	1,905,980
Humana Inc.(a)	35,623	2,066,846
Laboratory Corp. of America Holdings(a)(b)	26,769	1,944,232
Manor Care Inc.	15,837	860,899
Quest Diagnostics Inc.	34,011	1,696,129
Tenet Healthcare Corp.(a)(b)	100,137	643,881
UnitedHealth Group Inc.	288,256	15,268,920
WellPoint Inc.(a)	132,662	10,758,888

		40,118,524

HOME BUILDERS—0.20%
Centex Corp.(b)	25,412	1,061,713
Horton (D.R.) Inc.(b)	59,103	1,300,266
KB Home	16,587	707,767
Lennar Corp. Class A	29,571	1,248,192
Pulte Homes Inc.(b)	45,266	1,197,738

		5,515,676
HOME FURNISHINGS—0.10%
Harman International Industries Inc.(b)	13,970	1,342,238
Whirlpool Corp.(b)	16,726	1,420,205

		2,762,443
HOUSEHOLD PRODUCTS & WARES—0.46%
Avery Dennison Corp.(b)	20,251	1,301,329
Clorox Co. (The)	32,572	2,074,511
Fortune Brands Inc.(b)	32,341	2,549,118
Kimberly-Clark Corp.	98,033	6,714,280

		12,639,238
HOUSEWARES—0.07%
Newell Rubbermaid Inc.	59,155	1,839,129

		1,839,129
INSURANCE—4.87%
ACE Ltd.	69,598	3,971,262
AFLAC Inc.	105,747	4,976,454
Allstate Corp. (The)	133,694	8,029,662
Ambac Financial Group Inc.(b)	22,649	1,956,647
American International Group Inc.	556,463	37,405,443
Aon Corp.(b)	66,179	2,512,155
Chubb Corp.	88,017	4,547,838
CIGNA Corp.	21,916	3,126,537
Cincinnati Financial Corp.(b)	37,142	1,574,821
Genworth Financial Inc. Class A	95,769	3,346,169
Hartford Financial Services Group Inc. (The)	67,791	6,479,464
Lincoln National Corp.	61,386	4,161,357
Loews Corp.	97,695	4,438,284
Marsh & McLennan Companies Inc.	117,795	3,450,216
MBIA Inc.(b)	28,783	1,884,999
MetLife Inc.	162,661	10,272,042
MGIC Investment Corp.(b)	17,892	1,054,197
Principal Financial Group Inc.	57,661	3,452,164
Progressive Corp. (The)	162,554	3,546,928
Prudential Financial Inc.	102,119	9,217,261
SAFECO Corp.(b)	24,028	1,596,180
Torchmark Corp.(b)	20,810	1,364,928
Travelers Companies Inc. (The)	147,610	7,641,770
Unum Group	73,184	1,685,428
XL Capital Ltd. Class A(b)	38,652	2,704,094

		134,396,300
INTERNET—1.71%
Amazon.com Inc.(a)(b)	66,128	2,631,233
eBay Inc.(a)	247,351	8,199,686
Google Inc. Class A(a)	46,686	21,389,658
IAC/InterActiveCorp(a)(b)	47,635	1,796,316
Symantec Corp.(a)(b)	204,903	3,544,822
VeriSign Inc.(a)	52,520	1,319,302
Yahoo! Inc.(a)	261,720	8,189,219

		47,070,236

IRON & STEEL—0.33%
Allegheny Technologies Inc.(b)	21,756	2,321,148
Nucor Corp.	64,902	4,227,067
United States Steel Corp.	25,896	2,568,106

		9,116,321
LEISURE TIME—0.34%
Brunswick Corp.	19,794	630,439
Carnival Corp.	95,154	4,458,916
Harley-Davidson Inc.	55,564	3,264,385
Sabre Holdings Corp.	27,788	910,057

		9,263,797
LODGING—0.52%
Harrah’s Entertainment Inc.	39,757	3,357,479
Hilton Hotels Corp.(b)	82,612	2,970,728
Marriott International Inc. Class A(b)	72,324	3,540,983
Starwood Hotels & Resorts Worldwide Inc.	45,844	2,972,983
Wyndham Worldwide Corp.(a)	42,525	1,452,229

		14,294,402
MACHINERY—0.73%
Caterpillar Inc.	139,179	9,329,168
Cummins Inc.	11,190	1,619,417
Deere & Co.	49,440	5,371,162
Rockwell Automation Inc.	37,026	2,216,747
Terex Corp.(a)	21,506	1,543,271

		20,079,765
MANUFACTURING—5.06%
Cooper Industries Ltd.(b)	39,058	1,757,219
Danaher Corp.	50,662	3,619,800
Dover Corp.	43,834	2,139,538
Eastman Kodak Co.(b)	61,375	1,384,620
Eaton Corp.	31,888	2,664,561
General Electric Co.	2,208,154	78,080,325
Honeywell International Inc.	174,675	8,045,531
Illinois Tool Works Inc.	89,695	4,628,262
Ingersoll-Rand Co. Class A	67,714	2,936,756
ITT Industries Inc.	39,447	2,379,443
Leggett & Platt Inc.(b)	37,825	857,493
Pall Corp.	26,387	1,002,706
Parker Hannifin Corp.(b)	25,297	2,183,384
Textron Inc.	26,839	2,410,142
3M Co.	157,455	12,034,286
Tyco International Ltd.	425,599	13,427,648

		139,551,714

MEDIA—3.29%
CBS Corp. Class B	166,308	5,087,362
Clear Channel Communications Inc.	105,556	3,698,682
Comcast Corp. Class A(a)	668,097	17,337,117
DIRECTV Group Inc. (The)(a)	164,789	3,801,682
Dow Jones & Co. Inc.(b)	13,868	478,030
Gannett Co. Inc.(b)	50,184	2,824,857
McGraw-Hill Companies Inc. (The)	75,744	4,762,783
Meredith Corp.	8,055	462,276
New York Times Co. Class A(b)	30,804	724,202
News Corp. Class A	500,851	11,579,675
Scripps (E.W.) Co. Class A	17,620	787,262
Time Warner Inc.	832,630	16,419,464
Tribune Co.(b)	41,012	1,316,895
Viacom Inc. Class B(a)	149,365	6,140,395
Walt Disney Co. (The)(b)	442,651	15,240,474

		90,661,156
MINING—0.65%
Alcoa Inc.	185,456	6,286,958
Freeport-McMoRan Copper & Gold Inc.	80,568	5,332,796
Newmont Mining Corp.	96,258	4,041,873
Vulcan Materials Co.(b)	20,302	2,364,777

		18,026,404
OFFICE & BUSINESS EQUIPMENT—0.20%
Pitney Bowes Inc.(b)	47,157	2,140,456
Xerox Corp.(a)	205,905	3,477,735

		5,618,191
OIL & GAS—8.04%
Anadarko Petroleum Corp.	98,293	4,224,633
Apache Corp.	70,442	4,980,249
Chesapeake Energy Corp.(b)	88,846	2,743,564
Chevron Corp.	466,612	34,510,624
ConocoPhillips	352,240	24,075,604
Devon Energy Corp.	94,543	6,544,266
ENSCO International Inc.	32,601	1,773,494
EOG Resources Inc.(b)	52,041	3,712,605
Exxon Mobil Corp.	1,227,375	92,605,444
Hess Corp.	57,853	3,209,106
Marathon Oil Corp.	75,411	7,452,869
Murphy Oil Corp.(b)	39,934	2,132,476
Nabors Industries Ltd.(a)(b)	66,507	1,973,263
Noble Corp.	28,863	2,270,941
Occidental Petroleum Corp.	184,316	9,088,622
Rowan Companies Inc.	23,207	753,531
Sunoco Inc.	26,937	1,897,442
Transocean Inc.(a)	62,523	5,108,129
Valero Energy Corp.	129,484	8,350,423
XTO Energy Inc.	78,225	4,287,512

		221,694,797

OIL & GAS SERVICES—1.41%
Baker Hughes Inc.(b)	69,254	4,579,767
BJ Services Co.	62,951	1,756,333
Halliburton Co.	215,068	6,826,258
National Oilwell Varco Inc.(a)	37,478	2,915,414
Schlumberger Ltd.(b)	252,143	17,423,081
Smith International Inc.(b)	42,805	2,056,780
Weatherford International Ltd.(a)(b)	72,830	3,284,633

		38,842,266
PACKAGING & CONTAINERS—0.14%
Ball Corp.	21,915	1,004,803
Bemis Co. Inc.	22,477	750,507
Pactiv Corp.(a)	29,008	978,730
Sealed Air Corp.(b)	34,090	1,077,244

		3,811,284
PHARMACEUTICALS—5.76%
Abbott Laboratories	328,475	18,328,905
Allergan Inc.(b)	33,099	3,668,031
AmerisourceBergen Corp.	42,412	2,237,233
Barr Pharmaceuticals Inc.(a)	22,814	1,057,429
Bristol-Myers Squibb Co.	432,888	12,016,971
Cardinal Health Inc.	86,626	6,319,367
Express Scripts Inc.(a)	28,985	2,339,669
Forest Laboratories Inc.(a)	67,704	3,482,694
Gilead Sciences Inc.(a)	100,348	7,676,622
Hospira Inc.(a)	33,140	1,355,426
King Pharmaceuticals Inc.(a)	51,335	1,009,759
Lilly (Eli) & Co.	210,654	11,314,226
Medco Health Solutions Inc.(a)	62,756	4,551,693
Merck & Co. Inc.	466,127	20,588,830
Mylan Laboratories Inc.	45,517	962,229
Pfizer Inc.	1,533,235	38,729,516
Schering-Plough Corp.	317,161	8,090,777
Watson Pharmaceuticals Inc.(a)	21,309	563,197
Wyeth	288,188	14,418,046

		158,710,620
PIPELINES—0.49%
El Paso Corp.	150,688	2,180,455
Kinder Morgan Inc.	23,021	2,450,585
Questar Corp.(b)	18,337	1,635,844
Spectra Energy Corp.	134,195	3,525,303
Williams Companies Inc. (The)	127,456	3,627,398

		13,419,585
REAL ESTATE—0.10%
CB Richard Ellis Group Inc. Class A(a)	39,408	1,346,965
Realogy Corp.(a)	45,329	1,342,192

		2,689,157
REAL ESTATE INVESTMENT TRUSTS—1.22%
Apartment Investment & Management Co. Class A(b)	20,698	1,194,068
Archstone-Smith Trust(b)	47,567	2,581,937
AvalonBay Communities Inc.(b)	17,187	2,234,310
Boston Properties Inc.(b)	25,574	3,002,388
Developers Diversified Realty Corp.	27,239	1,713,333
Equity Residential	62,439	3,011,433
Host Hotels & Resorts Inc.	111,839	2,942,484
Kimco Realty Corp.	48,913	2,384,020
ProLogis	52,886	3,433,888
Public Storage Inc.	26,660	2,523,902
Simon Property Group Inc.(b)	48,053	5,345,896
Vornado Realty Trust(b)	27,599	3,293,665

		33,661,324

RETAIL—5.83%
Abercrombie & Fitch Co. Class A	18,963	1,435,120
AutoNation Inc.(a)	32,376	687,666
AutoZone Inc.(a)	11,094	1,421,585
Bed Bath & Beyond Inc.(a)(b)	60,642	2,435,989
Best Buy Co. Inc.	86,251	4,202,149
Big Lots Inc.(a)(b)	23,474	734,267
Circuit City Stores Inc.	29,625	548,951
Costco Wholesale Corp.(b)	98,521	5,304,371
CVS/Caremark Corp.(b)	329,640	11,253,910
Darden Restaurants Inc.	31,487	1,296,950
Dillard’s Inc. Class A(b)	12,705	415,835
Dollar General Corp.	66,470	1,405,841
Family Dollar Stores Inc.	32,239	954,919
Federated Department Stores Inc.	114,427	5,154,936
Gap Inc. (The)(b)	113,321	1,950,254
Home Depot Inc.(b)	437,840	16,086,242
Kohl’s Corp.(a)(b)	69,931	5,357,414
Limited Brands Inc.(b)	73,201	1,907,618
Lowe’s Companies Inc.	326,637	10,285,799
McDonald’s Corp.	264,062	11,895,993
Nordstrom Inc.(b)	48,990	2,593,531
Office Depot Inc.(a)	59,611	2,094,731
OfficeMax Inc.	16,089	848,534
Penney (J.C.) Co. Inc.(b)	48,097	3,951,650
RadioShack Corp.	28,512	770,679
Sears Holdings Corp.(a)	17,800	3,206,848
Staples Inc.	154,483	3,991,841
Starbucks Corp.(a)	161,694	5,070,724
Target Corp.	183,778	10,890,684
Tiffany & Co.	29,209	1,328,425
TJX Companies Inc.(b)	97,229	2,621,294
Walgreen Co.	214,692	9,852,216
Wal-Mart Stores Inc.	527,355	24,759,317
Wendy’s International Inc.	24,111	754,674
Yum! Brands Inc.	56,987	3,291,569

		160,762,526
SAVINGS & LOANS—0.41%
Hudson City Bancorp Inc.(b)	109,038	1,491,640
Sovereign Bancorp Inc.(b)	76,720	1,951,757
Washington Mutual Inc.	197,139	7,960,473

		11,403,870

SEMICONDUCTORS—2.37%
Advanced Micro Devices Inc.(a)	117,541	1,535,085
Altera Corp.(a)	76,854	1,536,311
Analog Devices Inc.	74,257	2,561,124
Applied Materials Inc.	297,023	5,441,461
Broadcom Corp. Class A(a)	100,265	3,215,499
Intel Corp.	1,234,109	23,608,505
KLA-Tencor Corp.(b)	42,505	2,266,367
Linear Technology Corp.	64,180	2,027,446
LSI Logic Corp.(a)(b)	165,544	1,728,279
Maxim Integrated Products Inc.(b)	68,477	2,013,224
Micron Technology Inc.(a)	161,390	1,949,591
National Semiconductor Corp.	62,619	1,511,623
Novellus Systems Inc.(a)(b)	26,634	852,821
NVIDIA Corp.(a)	76,019	2,187,827
PMC-Sierra Inc.(a)(b)	43,249	303,175
QLogic Corp.(a)	32,946	560,082
Teradyne Inc.(a)	41,559	687,386
Texas Instruments Inc.	317,651	9,561,295
Xilinx Inc.(b)	71,512	1,840,004

		65,387,105
SOFTWARE—3.75%
Adobe Systems Inc.(a)	125,973	5,253,074
Autodesk Inc.(a)	49,475	1,860,260
Automatic Data Processing Inc.	117,757	5,699,439
BMC Software Inc.(a)(b)	43,854	1,350,265
CA Inc.	87,696	2,272,203
Citrix Systems Inc.(a)(b)	38,324	1,227,518
Compuware Corp.(a)	78,503	744,993
Electronic Arts Inc.(a)(b)	65,931	3,320,285
Fidelity National Information Services Inc.	34,809	1,582,417
First Data Corp.	163,713	4,403,880
Fiserv Inc.(a)	37,140	1,970,648
IMS Health Inc.(b)	42,749	1,267,935
Intuit Inc.(a)	74,475	2,037,636
Microsoft Corp.	1,851,767	51,608,746
Novell Inc.(a)(b)	70,772	510,974
Oracle Corp.(a)	856,093	15,520,966
Paychex Inc.(b)	72,500	2,745,575

		103,376,814
TELECOMMUNICATIONS—6.27%
ADC Telecommunications Inc.(a)	24,625	412,223
Alltel Corp.	79,895	4,953,490
AT&T Inc.	1,339,938	52,833,755
Avaya Inc.(a)	96,375	1,138,189
CenturyTel Inc.(b)	24,476	1,106,070
Ciena Corp.(a)(b)	18,153	507,376
Cisco Systems Inc.(a)	1,299,826	33,184,558
Citizens Communications Co.	68,103	1,018,140
Corning Inc.(a)(b)	334,613	7,609,100
Embarq Corp.	31,901	1,797,621
JDS Uniphase Corp.(a)(b)	45,194	688,305
Juniper Networks Inc.(a)(b)	122,183	2,404,561
Motorola Inc.	517,244	9,139,702
QUALCOMM Inc.	355,428	15,162,558
Qwest Communications International Inc.(a)(b)	343,573	3,088,721
Sprint Nextel Corp.	619,217	11,740,354
Tellabs Inc.(a)	93,477	925,422
Verizon Communications Inc.	624,857	23,694,577
Windstream Corp.	101,861	1,496,338

		172,901,060

TEXTILES—0.04%
Cintas Corp.	29,104	1,050,654

		1,050,654
TOYS, GAMES & HOBBIES—0.12%
Hasbro Inc.	34,766	995,003
Mattel Inc.	81,618	2,250,208

		3,245,211
TRANSPORTATION—1.65%
Burlington Northern Santa Fe Corp.	76,830	6,179,437
C.H. Robinson Worldwide Inc.	36,505	1,743,114
CSX Corp.	93,359	3,739,028
FedEx Corp.	65,594	7,046,763
Norfolk Southern Corp.	84,854	4,293,612
Ryder System Inc.	13,132	647,933
Union Pacific Corp.	57,687	5,858,115
United Parcel Service Inc. Class B	229,746	16,105,193

		45,613,195

TOTAL COMMON STOCKS
(Cost: $2,317,083,749)		2,734,011,086

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—10.22%

CERTIFICATES OF DEPOSIT(c)—0.25%
Credit Suisse First Boston NY
5.28%-5.43%, 04/23/07-08/21/07	$3,010,399	3,010,399
Deutsche Bank AG
5.35%, 08/08/07	3,762,997	3,762,997

		6,773,396
COMMERCIAL PAPER(c)—1.93%
Amstel Funding Corp.
5.22%, 04/16/07-04/17/07(d)	1,431,610	1,428,573
BNP Paribas Finance Inc.
5.11%, 06/06/07	526,820	521,954
Bryant Park Funding LLC
5.28%, 04/23/07(d)	2,257,798	2,250,844
Cheyne Finance LLC
5.24%, 04/12/07-04/23/07(d)	1,128,899	1,126,051
Concord Minutemen Capital Co. LLC
5.29%, 04/17/07(d)	2,257,798	2,252,822
Crown Point Capital Co. LLC
5.20%-5.28%, 04/04/07-07/18/07(d)	6,273,714	6,245,068

Edison Asset Securitization LLC
5.21%-5.39%, 04/02/07-04/11/07(d)	3,634,197	3,633,385
Five Finance Inc.
5.22%, 04/20/07(d)	692,392	690,584
General Electric Capital Corp.
5.11%-5.20%, 06/04/07-07/17/07(d)	2,634,098	2,600,947
Giro Funding Corp.
5.29%, 04/23/07(d)	1,505,199	1,500,554
Grampian Funding LLC
5.13%-5.23%, 04/23/07-06/06/07(d)	2,935,138	2,912,138
Irish Permanent Treasury PLC
5.18%, 07/10/07(d)	752,599	741,879
KKR Atlantic Funding Trust
5.29%-5.30%, 04/23/07-04/27/07(d)	2,257,798	2,250,160
KKR Pacific Funding Trust
5.29%, 04/24/07(d)	1,128,899	1,125,250
Lexington Parker Capital Co. LLC
5.18%-5.20%, 05/17/07-07/25/07(d)	1,901,789	1,878,195
Lockhart Funding LLC
5.25%, 05/04/07-05/14/07(d)	3,395,669	3,379,260
Nationwide Building Society
5.21%, 04/13/07(d)	1,429,939	1,427,663
Nestle Capital Corp.
5.19%, 08/09/07	903,119	886,324
Park Granada LLC
5.50%, 04/02/07(d)	3,173,336	3,173,336
Park Sienna LLC
5.50%, 04/02/07(d)	301,040	301,040
Sedna Finance Inc.
5.22%, 04/17/07(d)	857,963	856,097
Simba Funding Corp.
5.20%, 07/23/07(d)	1,505,199	1,480,848
Societe Generale
5.18%, 05/16/07	3,762,997	3,739,173
Tulip Funding Corp.
5.30%, 04/26/07(d)	2,034,126	2,026,939
Variable Funding Capital Corp.
5.41%, 04/02/07(d)	2,452,451	2,452,451
Westpac Banking Corp.
5.20%, 07/12/07(d)	1,354,679	1,334,916
Zela Finance Inc.
5.20%, 07/16/07(d)	903,119	889,422

		53,105,873
MEDIUM-TERM NOTES(c)—0.14%
Bank of America N.A.
5.28%, 04/20/07	376,300	376,300
Cullinan Finance Corp.
5.71%, 06/28/07(d)	1,128,899	1,128,899
K2 USA LLC
5.39%, 06/04/07(d)	1,128,899	1,128,899
Sigma Finance Inc.
5.51%, 06/18/07(d)	1,234,263	1,234,263

		3,868,361
MONEY MARKET FUNDS—0.78%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.31%(e)(f)	21,439,510	21,439,510

		21,439,510

REPURCHASE AGREEMENTS(c)—2.52%
Banc of America Securities LLC 5.49%, dated 3/30/07, due 4/2/07, maturity value $3,011,775 (collateralized by non-U.S. Government debt securities, value $3,104,110, 6.00% to 7.40%, 5/15/11 to 11/15/25).	$3,010,398	3,010,398
Banc of America Securities LLC 5.49%, dated 3/30/07, due 4/2/07, maturity value $4,427,310 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $4,728,954, 3.75% to 8.50%, 5/15/08 to 6/12/46).	4,425,285	4,425,285
Bank of America N.A. 5.38%, dated 3/30/07, due 4/2/07, maturity value $2,861,160 (collateralized by U.S. Government obligations, value $2,920,275, 5.50%, 12/1/34).	2,859,878	2,859,878
Bear Stearns Companies Inc. (The) 5.50%, dated 3/30/07, due 4/2/07, maturity value $2,258,833 (collateralized by non-U.S. Government debt securities, value $2,330,909, 1.00% to 10.00%, 10/17/18 to 11/25/52).	2,257,798	2,257,798
BNP Securities Corp. 5.48%, dated 3/30/07, due 4/2/07, maturity value $3,764,715 (collateralized by non-U.S. Government debt securities, value $4,110,691, 4.50% to 7.84%, 12/1/07 to 7/15/21).	3,762,997	3,762,997
BNP Securities Corp. 5.49%, dated 3/30/07, due 4/2/07, maturity value $150,589 (collateralized by non-U.S. Government debt securities, value $158,103, 4.50% to 7.84%, 12/1/07 to 7/15/21).	150,520	150,520
Citigroup Global Markets Holdings Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $9,788,269 (collateralized by non-U.S. Government debt securities, value $10,416,937, 0.00% to 6.01%, 5/27/33 to 3/15/37).	9,783,793	9,783,793
Citigroup Global Markets Holdings Inc. 5.55%, dated 3/30/07, due 4/2/07, maturity value $1,656,485 (collateralized by non-U.S. Government debt securities, value $1,762,875, 0.00% to 6.01%, 5/27/33 to 3/15/37).	1,655,719	1,655,719
Citigroup Global Markets Holdings Inc. 5.59%, dated 3/30/07, due 4/2/07, maturity value $903,540 (collateralized by non-U.S. Government debt securities, value $961,571, 0.00% to 6.01%, 5/27/33 to 3/15/37).	903,119	903,119
Goldman Sachs Group Inc. (The) 5.48%, dated 3/30/07, due 4/2/07, maturity value $5,270,602 (collateralized by non-U.S. Government debt securities, value $5,537,673, 4.70% to 6.25%, 11/25/35 to 10/17/48).	5,268,196	5,268,196
Goldman Sachs Group Inc. (The) 5.49%, dated 3/30/07, due 4/2/07, maturity value $3,011,775 (collateralized by non-U.S. Government debt securities, value $3,164,384, 0.00% to 8.85%, 8/15/09 to 10/15/49).	3,010,398	3,010,398

Goldman Sachs Group Inc. (The) 5.49%, dated 3/30/07, due 4/2/07, maturity value $3,570,565 (collateralized by non-U.S. Government debt securities, value $3,706,283, 0.00% to 5.68%, 4/17/07 to 1/25/47).	3,568,932	3,568,932
Greenwich Capital Markets Inc. 5.59%, dated 3/30/07, due 4/2/07, maturity value $1,505,900 (collateralized by non-U.S. Government debt securities, value $1,663,883, 5.65% to 9.49%, 1/1/17 to 6/1/48).	1,505,199	1,505,199
HSBC Securities Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $752,943 (collateralized by non-U.S. Government debt securities, value $791,153, 3.73% to 5.33%, 12/1/35 to 6/1/46).	752,599	752,599
JP Morgan Securities Inc. 5.54%, dated 3/30/07, due 4/2/07, maturity value $376,474 (collateralized by non-U.S. Government debt securities, value $395,572, 4.70% to 8.75%, 6/1/10 to 3/15/32).	376,300	376,300
Lehman Brothers Holdings Inc. 5.57%, dated 3/30/07, due 4/2/07, maturity value $10,541,283 (collateralized by non-U.S. Government debt securities, value $13,403,559, 1.13% to 10.07%, 1/15/09 to 10/12/49).	10,536,392	10,536,392
Merrill Lynch & Co. Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $1,505,888 (collateralized by non-U.S. Government debt securities, value $1,552,123, 3.60% to 10.13%, 7/15/07 to 7/1/26).	1,505,199	1,505,199
Morgan Stanley 5.49%, dated 3/30/07, due 4/2/07, maturity value $1,505,888 (collateralized by non-U.S. Government debt securities, value $1,566,192, 0.00% to 10.00%, 4/1/07 to 3/31/37).	1,505,199	1,505,199
Morgan Stanley 5.49%, dated 3/30/07, due 4/2/07, maturity value $7,529,438 (collateralized by non-U.S. Government debt securities, value $7,917,124, 4.22% to 8.32%, 1/17/14 to 12/20/54).	7,525,995	7,525,995
Morgan Stanley 5.64%, dated 3/30/07, due 4/4/08, maturity value $1,114,880 (collateralized by non-U.S. Government debt securities, value $1,433,920, 0.00% to 10.00%, 4/1/07 to 3/31/37).(g)	1,053,639	1,053,639
Wachovia Capital 5.51%, dated 3/30/07, due 4/2/07, maturity value $4,065,903 (collateralized by non-U.S. Government debt securities, value $4,271,919, 0.06% to 8.32%, 5/15/09 to 3/15/49).	4,064,037	4,064,037

		69,481,592
TIME DEPOSITS(c)—0.64%
Bank of Montreal
5.25%, 04/02/07	3,049,578	3,049,578
Credit Suisse First Boston NY
5.32%, 04/03/07	7,525,995	7,525,995
Danske Bank
5.46%, 04/02/07	4,515,597	4,515,597
Deutsche Bank AG
5.25%, 04/02/07	2,634,881	2,634,881

		17,726,051
U.S. TREASURY OBLIGATIONS—0.06%
U.S. Treasury Bill
4.92%, 06/21/07(h)(i)	1,800,000	1,780,380

		1,780,380

VARIABLE & FLOATING RATE NOTES(c)—3.90%
Allstate Life Global Funding II
5.30%-5.40%, 02/15/08-04/08/08(d)	3,853,309	3,853,660
American Express Centurion Bank
5.41%, 07/19/07	1,655,719	1,656,290
American Express Credit Corp.
5.42%, 03/05/08	451,560	451,761
AmeriCredit Automobile Receivables Trust
5.34%, 04/06/07	2,759	2,759
Arkle Master Issuer PLC
5.30%, 11/19/07(d)	1,128,899	1,128,899
ASIF Global Financing
5.40%, 05/03/07(d)	150,520	150,527
Australia & New Zealand Banking Group Ltd.
5.32%, 03/20/08(d)	978,379	978,379
Bank of Ireland
5.30%-5.32%, 08/14/07-02/20/08(d)	2,182,538	2,182,595
Beta Finance Inc.
5.29%-5.53%, 04/25/07-07/25/07(d)	3,838,257	3,838,305
BMW US Capital LLC
5.32%, 04/15/08(d)	1,505,199	1,505,199
BNP Paribas
5.33%, 11/19/07(d)	2,784,618	2,784,618
Brigantine High Grade Funding Ltd.
5.39%, 09/05/07(d)	1,444,991	1,444,879
Carlyle Loan Investment Ltd.
5.37%, 05/15/07-07/15/07(d)	978,379	978,379
CC USA Inc.
5.35%, 07/30/07(d)	752,599	752,630
Commodore CDO Ltd.
5.42%, 12/12/07(d)	323,542	323,542
Credit Agricole SA
5.33%, 11/23/07	1,505,199	1,505,199
Cullinan Finance Corp.
5.36%, 04/25/07(d)	376,300	376,300
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(d)	69,405	69,405
DEPFA Bank PLC
5.39%, 12/14/07(d)	1,505,199	1,505,199
Dorada Finance Inc.
5.32%-5.53%, 06/27/07-07/17/07(d)	1,730,979	1,730,994
Fifth Third Bancorp
5.32%, 02/22/08(d)	3,010,398	3,010,398
Five Finance Inc.
5.30%-5.49%, 06/29/07-07/13/07(d)	978,379	978,343
General Electric Capital Corp.
5.28%-5.44%, 07/09/07-04/24/08	1,580,459	1,580,575
Granite Master Issuer PLC
5.29%, 08/20/07(d)	5,268,196	5,268,196
Harrier Finance Funding LLC
5.11%-5.36%, 06/06/07-08/15/07(d)	3,461,958	3,448,061
Hartford Life Global Funding Trust
5.36%-5.40%, 07/13/07-03/14/08	2,257,798	2,257,906
HBOS Treasury Services PLC
5.41%, 01/24/08(d)	1,505,199	1,505,199

Holmes Financing PLC
5.29%, 07/16/07(d)	2,634,098	2,634,098
JP Morgan Securities Inc.
5.52%, 11/16/07	3,010,398	3,010,398
JPMorgan Chase & Co.
5.29%-5.57%, 07/27/07-02/29/08(g)	4,139,297	4,139,297
K2 USA LLC
5.20%-5.31%, 04/02/07-06/28/07(d)	1,128,899	1,128,885
Kestrel Funding LLC
5.30%, 07/11/07(d)	602,080	602,062
Kommunalkredit Austria AG
5.32%, 02/08/08(d)	903,119	903,119
Leafs LLC
5.32%, 01/22/08(d)	1,455,530	1,455,530
Links Finance LLC
5.28%-5.47%, 05/10/07-05/16/07(d)	1,655,719	1,655,700
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07(d)	530,660	530,660
Marshall & Ilsley Bank
5.32%, 02/15/08	827,859	827,859
Master Funding LLC
5.35%, 04/25/07-05/25/07(d)	2,724,004	2,724,004
Merrill Lynch & Co. Inc.
5.58%, 05/30/07(g)	1,655,719	1,655,719
Metropolitan Life Global Funding I
5.35%, 04/04/08(d)	2,257,798	2,257,798
Metropolitan Life Insurance Funding Agreement
5.44%, 08/01/07(d)(g)	150,520	150,520
Mound Financing PLC
5.29%, 05/08/07(d)	1,414,887	1,414,887
Natexis Banques Populaires
5.33%-5.35%, 06/20/07-02/08/08(d)	2,408,318	2,408,298
National City Bank of Indiana
5.34%, 05/21/07	752,599	752,608
Nationwide Building Society
5.36%-5.48%, 07/20/07-04/04/08(d)	4,967,156	4,967,599
Newcastle Ltd.
5.34%, 04/24/07-01/24/08(d)	1,508,962	1,508,793
Northern Rock PLC
5.38%, 02/01/08(d)	1,806,239	1,806,270
Pricoa Global Funding I
5.31%, 02/27/08(d)	2,032,019	2,032,019
Sedna Finance Inc.
5.32%-5.34%, 05/25/07-08/21/07(d)	2,182,538	2,182,529
Skandinaviska Enskilda Banken
5.32%, 02/15/08(d)	1,505,199	1,505,199
Strips III LLC
5.37%, 07/24/07(d)	296,581	296,581
SunTrust Bank
5.29%, 05/01/07	1,505,199	1,505,204
Tango Finance Corp.
5.27%-5.33%, 04/25/07-07/16/07(d)	3,672,685	3,672,599
Union Hamilton Special Funding LLC
5.35%, 06/15/07-06/21/07(d)	978,379	978,380
Wachovia Asset Securitization Inc.
5.31%, 04/25/07(d)	1,636,977	1,636,976

Wachovia Bank N.A.
5.48%, 05/22/07	3,808,153	3,808,157
Wal-Mart Stores Inc.
5.50%, 07/16/07(d)	1,128,899	1,129,118
Wells Fargo & Co.
5.33%, 11/15/07(d)	752,599	752,626
WhistleJacket Capital Ltd.
5.28%-5.35%, 04/18/07-06/13/07(d)	1,128,899	1,128,907
White Pine Finance LLC
5.28%-5.32%, 05/22/07-08/20/07(d)	4,515,597	4,515,285
Wind Master Trust
5.31%, 07/25/07(d)	602,080	602,080

		107,547,961

TOTAL SHORT-TERM INVESTMENTS
(Cost: $281,722,592)		281,723,124

TOTAL INVESTMENTS IN SECURITIES — 109.39%
(Cost: $2,598,806,341)		3,015,734,210
Other Assets, Less Liabilities — (9.39)%		(258,774,409)

NET ASSETS — 100.00%		$2,756,959,801

NVS Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(d)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.
(h)	The rate quoted is the yield to maturity.
(i)	This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.

As of March 31, 2007, the open futures contracts held by the Master Portfolio were as follows:

Futures Contracts (Expiration Date)	Number of Contracts	Notional Contract Value	Net Unrealized Appreciation
S&P 500 Index (6/15/07)	334	$23,901,040	$168,556

			$168,556

See accompanying notes to schedules of investments.

TREASURY MONEY MARKET FUND

Schedule of Investments

March 31, 2007 (Unaudited)

The Treasury Money Market Fund (the “Fund”), a series of Barclays Global Investors Funds, invests substantially all of its assets in the Treasury Money Market Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio. The Fund owns a pro rata interest in the Master Portfolio’s net assets. As of March 31, 2007, the value of the Fund’s investment in the Master Portfolio was $170,236,829, which represents 100.00% of the Master Portfolio’s outstanding interests. The Master Portfolio’s Schedule of Investments is set forth below.

TREASURY MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

March 31, 2007 (Unaudited)

Security	Face Amount	Value
REPURCHASE AGREEMENTS—99.98%
Banc of America Securities LLC Tri-Party 5.06%, dated 3/30/07, due 4/2/07, maturity value $39,016,445 (collateralized by U.S. Government obligations, value $39,780,532, 3.75% to 7.63%, 5/15/08 to 11/15/22).	$39,000,000	$39,000,000
Credit Suisse First Boston Tri-Party 5.10%, dated 3/30/07, due 4/2/07, maturity value $39,016,575 (collateralized by U.S. Government obligations, value $39,783,533, 3.00% to 11.75%, 5/15/07 to 5/15/30).	39,000,000	39,000,000
Goldman Sachs Group Inc. Tri-Party 5.08%, dated 3/30/07, due 4/2/07, maturity value $39,016,510 (collateralized by U.S. Government obligations, value $39,780,076, 2.50%, 7/15/16).	39,000,000	39,000,000
Lehman Brothers Holdings Inc. Tri-Party 5.05%, dated 3/30/07, due 4/2/07, maturity value $33,216,973 (collateralized by U.S. Government obligations, value $33,867,920, 4.25% to 9.00%, 1/15/11 to 11/15/18).	33,203,000	33,203,000
Merrill Lynch & Co. Inc. Tri-Party 5.15%, dated 3/30/07, due 4/2/07, maturity value $20,008,583 (collateralized by U.S. Government obligations, value $20,400,921, 4.84% to 4.98%, 6/7/07 to 8/16/07).	20,000,000	20,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost: $170,203,000)		170,203,000

TOTAL INVESTMENTS IN SECURITIES — 99.98%
(Cost: $170,203,000)		170,203,000
Other Assets, Less Liabilities — 0.02%		33,829

NET ASSETS — 100.00%		$170,236,829

See accompanying notes to schedules of investments.

MASTER INVESTMENT PORTFOLIO

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company organized as a Delaware statutory trust. As of March 31, 2007, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, S&P 500 Index and Treasury Money Market Master Portfolios (each, a “Master Portfolio,” collectively, the “Master Portfolios”).

1. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

Except for the Government Money Market, Money Market, Prime Money Market and Treasury Money Market Master Portfolios, the securities and other assets of each Master Portfolio are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of MIP.

The Government Money Market, Money Market, Prime Money Market and Treasury Money Market Master Portfolios use the amortized cost method of valuation to determine the value of their portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value.

Investments that may be valued using fair value pricing include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (i.e., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (i.e., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Master Portfolio’s net assets are computed and that may materially affect the value of the Master Portfolio’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Valuing the Master Portfolio’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Accordingly, fair value pricing could result in a difference between the prices used to calculate the Master Portfolio’s net assets and the prices used by the Master Portfolio’s benchmark index, which, in turn, could result in a difference between the Master Portfolio’s performance and the performance of the Master Portfolio’s benchmark index.

FEDERAL INCOME TAXES

As of March 31, 2007, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Master Portfolio	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Active Stock	$1,707,367,878	$169,704,969	$(22,760,368)	$146,944,601
Bond Index	119,758,297	852,136	(1,847,951)	(995,815)
CoreAlpha Bond	1,536,703,138	5,375,072	(12,199,899)	(6,824,827)

LifePath Retirement (a)	85,586,010	11,781,567	(326,244)	11,455,323

LifePath 2010 (a)	288,917,142	45,877,352	(745,505)	45,131,847
LifePath 2020 (a)	533,563,073	107,272,159	(654,278)	106,617,881
LifePath 2030 (a)	464,643,181	85,598,692	(191,083)	85,407,609
LifePath 2040 (a)	357,554,842	62,515,388	—	62,515,388
S&P 500 Index	2,651,619,626	588,904,248	(224,789,664)	364,114,584

(a)	Tax cost information does not include investments in the underlying Master Portfolios.

FUTURES CONTRACTS

The Active Stock, Bond Index, CoreAlpha Bond and S&P 500 Index Master Portfolios may purchase futures contracts to gain exposure to market changes, as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange-traded. Upon entering into a futures contract, a Master Portfolio is required to pledge to the broker and hold in a segregated account, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

As of March 31, 2007, the Active Stock, CoreAlpha Bond and S&P 500 Index Master Portfolios have pledged to brokers U.S. Treasury Bills and U.S. Treasury Notes with face amounts of $1,900,000, $1,353,000 and $1,800,000, respectively, for initial margin requirements on outstanding futures contracts.

WHEN ISSUED/TBA TRANSACTIONS

The Bond Index and CoreAlpha Bond Master Portfolios may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The Master Portfolio may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). A TBA roll is treated by the Master Portfolio as a purchase transaction and a sale transaction in which the Master Portfolio realizes a gain or loss. The Master Portfolio’s use of TBA rolls may cause the Master Portfolio to experience higher portfolio turnover and higher transaction costs. The Master Portfolio could be exposed to possible risk if there is adverse market action, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

REPURCHASE AGREEMENTS

Each Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

SWAP TRANSACTIONS

The CoreAlpha Bond Master Portfolio may enter into swaps, including, but not limited to, interest-rate, index and credit default swaps. Swap transactions generally do not involve the delivery of securities or other underlying assets or principal. If the Master Portfolio enters into a swap transaction, cash or securities may be posted by or to the Master Portfolio as collateral in accordance with the terms of the swap agreement. If there is a default by the other party to such a transaction, the Master Portfolio will have contractual remedies pursuant to the agreements related to the transaction. Upon early termination of a swap agreement due to an event of default or termination event with respect to the Master Portfolio or other party, the risk of loss to the Master Portfolio would generally be limited to the net amount of payments that the Master Portfolio is contractually obligated to make if, after exercising in accordance with the swap agreement the rights with respect to early close-out of the swap transaction(s), it is determined that the Master Portfolio would be obligated to make a net payment with respect to the swap transaction(s). In the event the other party to the swap transaction(s) were to owe a net amount to the Master Portfolio upon an early termination of the swap agreement as described above, the Master Portfolio could be exposed to the risk of loss in the event that any collateral held by the Master Portfolio would be insufficient. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with conventional securities transactions. The Master Portfolio segregates liquid assets in connection with transactions in swaps.

Interest-rate swaps involve the exchange by the Master Portfolio with another party of their respective commitments to pay or receive interest (for example, an exchange of floating-rate payments or fixed-rate payments). Index swaps (sometimes referred to as total return swaps) involve the exchange by the Master Portfolio with another party of cash flows based upon the performance of an index of securities or a portion of an index of securities that usually include, but are not limited to, dividends or income. In each case, the exchange of commitments can involve payments to be made in the same currency or in different currencies. Details of interest-rate swaps held by the Master Portfolio as of March 31, 2007 are included in its Schedule of Investments.

A credit default swap is a contract between two parties which transfers the credit risk of an entity (the “reference entity”) for a defined period whereby if there is a Credit Event then the seller of protection pays a predetermined amount to the buyer of protection. A “Credit Event” is commonly defined as the reference entity’s (a) failing to pay principal or interest on time, (b) restructuring its debt, (c) accelerating its debt, or (d) entering bankruptcy. The buyer of credit protection pays a premium to the seller of credit protection until the earlier of a Credit Event or the scheduled termination date of the credit default swap. Credit default swaps can be used to implement Barclays Global Fund Advisors’ (“BGFA”), the Master Portfolios’ investment advisor, view that a particular credit, or group of credits, will experience credit improvement. In the case of expected credit improvement, the Master Portfolio may sell credit default protection in which it receives a premium to take on the risk. In such an instance, the obligation of the Master Portfolio to make payments upon the occurrence of a Credit Event creates leveraged exposure to the credit risk of the referenced entity. The Master Portfolio may also buy credit default protection with respect to a reference entity if, in the judgment of BGFA, there is a high likelihood of credit deterioration. In such instance, the Master Portfolio will pay a premium regardless of whether there is a Credit Event. The credit default swap market in high yield securities is comparatively new and rapidly evolving compared to the credit default swap market for more seasoned and liquid investment grade securities creating the risk that the newer markets will be less liquid and it may be difficult to exit or enter into a particular transaction. In the event of counterparty default, the Master Portfolio would have rights solely against the counterparty and will have no recourse against the reference entity as a result of the counterparty default. Details of credit default swaps held by the Master Portfolio as of March 31, 2007 are included in its Schedule of Investments.

In a cash-settled credit default swap where the Master Portfolio is buying protection, the Master Portfolio makes a stream of fixed payments to the counterparty in exchange for the right to receive compensation for the loss in market value of the designated obligation that is being hedged, in the event the reference entity experiences a Credit Event. In a cash-settled credit default swap where the Master Portfolio is selling protection, the Master Portfolio would be compensated for assuming the transfer of credit risk from the counterparty by receiving the fixed premium over the life of the transaction. Alternatively, if the transaction were to be physically settled, the counterparty, as seller of protection, would agree that if a specified Credit Event occurs, it would take delivery of an obligation specified by the Master Portfolio and pay to the Master Portfolio an amount equal to the notional amount of the transaction. In exchange for this risk protection, the Master Portfolio would pay the counterparty a fixed premium over the specified life of the credit default swap. In instances where the Master Portfolio sells protection, the Master Portfolio would be compensated for assuming the transfer of credit risk from the counterparty by receiving a fixed premium over the life of the credit default swap. The Master Portfolio would be required to compensate the counterparty for the loss in market value of the designated obligation if the reference entity suffered a Credit Event and the credit default swap were to be cash settled. In the event that the transaction were to be physically settled on the occurrence of a specified Credit Event with respect to the reference entity, the Master Portfolio would be required to take physical delivery of an obligation specified at the time of the occurrence of the relevant Credit Event and would pay to the counterparty an amount equal to the notional amount of the transaction. As of March 31, 2007, the Master Portfolio did not hold any cash-settled credit default swap contracts.

The Master Portfolio may also write (sell) and purchase put and call options on swaps. An option on a swap (commonly referred to as a “swaption”) is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap transaction at some designated future time on specified terms as described in the swaption. Depending on the terms of the particular swaption, the Master Portfolio may incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When the Master Portfolio purchases a swaption, it risks losing only the amount of the premium it has paid if it decides to let the swaption expire unexercised. When the Master Portfolio writes a swaption, upon exercise of the swaption, the Master Portfolio becomes obligated according to the terms of the underlying agreement. Details of swaptions held by the Master Portfolio as of March 31, 2007 are included in its Schedule of Investments.

SHORT SALES

The CoreAlpha Bond Master Portfolio may make short sales of securities as part of its overall portfolio management strategies or to offset potential declines in long positions in similar securities. A short sale involves the sale of securities, with the ultimate obligation to deliver these securities. To make delivery to the buyer of the securities, the seller purchases or borrows the securities to offset the short obligation. When making a short sale, the Master Portfolio must cover its position. Short sales expose the Master Portfolio to the risk that it will be required to acquire, convert or exchange securities to replace the securities sold short at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Master Portfolio. The successful use of short selling may be adversely affected by an imperfect correlation between movements in the price of the security sold short and the securities being hedged. Details of short sales held by the Master Portfolio as of March 31, 2007 are included in its Schedule of Investments.

2. TRANSACTIONS WITH AFFILIATES

The Master Portfolios may invest in the shares of exchange-traded funds (“ETFs”), including shares of ETFs of which Barclays Global Investors, N.A. is an affiliate, to obtain exposure to the bond and stock markets while maintaining flexibility to meet the liquidity needs of the Master Portfolios.

Each Master Portfolio may invest in the Institutional Shares of certain money market funds managed by BGFA including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income.

The following table provides information about the direct investment by each Master Portfolio (exclusive of short-term investments) in issuers of which BGFA is an affiliate, other than the Active Stock and CoreAlpha Bond Master Portfolios, for the quarter ended March 31, 2007.

Master Portfolio and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
LifePath Retirement
iShares Cohen & Steers Realty Majors Index Fund	70	3	3	70	$7,228,253	$51,192	$81,747
iShares Lehman TIPS Bond Fund	265	15	6	274	27,637,539	74,923	(25,875)
iShares MSCI EAFE Index Fund	342	48	5	385	29,340,883	—	77,465
iShares S&P MidCap 400 Index Fund	119	9	5	123	10,385,834	50,336	57,638
iShares S&P SmallCap 600 Index Fund	75	10	4	81	5,492,651	9,293	50,389
LifePath 2010
iShares Cohen & Steers Realty Majors Index Fund	243	14	8	249	25,701,430	182,042	215,243
iShares Lehman TIPS Bond Fund	693	28	14	707	71,456,692	196,778	60,372
iShares MSCI EAFE Index Fund	1,234	153	—	1,387	105,747,836	—	—
iShares S&P MidCap 400 Index Fund	408	29	—	437	36,968,085	179,170	—
iShares S&P SmallCap 600 Index Fund	253	35	—	288	19,573,029	33,116	—

LifePath 2020
iShares Cohen & Steers Realty Majors Index Fund	575	87	19	643	66,364,688	432,930	479,543
iShares Lehman TIPS Bond Fund	751	60	22	789	79,674,961	218,669	(94,869)
iShares MSCI EAFE Index Fund	3,022	487	—	3,509	267,613,498	—	—
iShares S&P MidCap 400 Index Fund	968	64	35	997	84,324,458	423,176	330,892
iShares S&P SmallCap 600 Index Fund	611	64	—	675	45,822,363	77,528	—
LifePath 2030
iShares Cohen & Steers Realty Majors Index Fund	485	74	—	559	57,653,595	369,948	—
iShares Lehman TIPS Bond Fund	278	34	10	302	30,519,271	82,945	(43,121)
iShares MSCI EAFE Index Fund	2,596	473	5	3,064	233,678,866	—	76,136
iShares S&P MidCap 400 Index Fund	811	66	35	842	71,270,340	359,908	233,327
iShares S&P SmallCap 600 Index Fund	513	68	29	552	37,452,023	66,742	321,436
LifePath 2040
iShares Cohen & Steers Realty Majors Index Fund	393	84	2	475	49,027,220	308,594	30,700
iShares Lehman Aggregate Bond Fund	—	3	3	—	—	1,175	(442)
iShares MSCI EAFE Index Fund	2,127	520	44	2,603	198,483,580	—	531,572
iShares S&P MidCap 400 Index Fund	657	81	41	697	58,963,916	295,434	276,832
iShares S&P SmallCap 600 Index Fund	425	66	42	449	30,466,775	53,578	328,017

3. PORTFOLIO SECURITIES LOANED

Each Master Portfolio may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Master Portfolio is required to have a value of at least 102% of the market value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan plus accrued interest, if any. The risks to the Master Portfolios of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of March 31, 2007, certain Master Portfolios had loaned securities which were collateralized by cash. Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission, the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. government securities or non-U.S. government debt securities.

Item 2. Controls and Procedures.

(a)	The President and Chief Financial Officer have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) have been effective in achieving the purposes set forth in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of the President and Chief Financial Officer of the Registrant as required by

Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Barclays Global Investors Funds

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, President and Chief Executive Officer
Date:	May 18, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, President and Chief Executive Officer
Date:	May 18, 2007

By:	/s/ Michael A. Latham
Michael A. Latham, Chief Financial Officer
Date:	May 18, 2007